                              NYLIAC ANNUAL REPORT

                             VARIABLE UNIVERSAL LIFE
                          VARIABLE UNIVERSAL LIFE 2000
                        VARIABLE UNIVERSAL LIFE PROVIDER
                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                     SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
              LEGACY CREATOR SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
                       VARIABLE UNIVERSAL LIFE ACCUMULATOR
                SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR

                                DECEMBER 31, 2009

        TABLE OF CONTENTS - ANNUAL REPORT AND FUND PROSPECTUS SUPPLEMENTS




Message from New York Life Insurance and Annuity Corporation............      3

NYLIAC Variable Universal Life Separate Account-I
Statement of Assets and Liabilities.....................................      6
Statement of Operations.................................................     18
Statement of Changes in Net Assets......................................     24
Notes to Financial Statements...........................................     36
Report of Independent Registered Accounting Firm........................    100

Table of Contents - MainStay VP Series Fund, Inc.

The 2009 Annual Report for the MainStay VP Series Fund, Inc. is provided to those NYLIAC Variable Universal Life Insurance policyowners who had allocations to any of the following Investment Divisions:





  Balanced Fund Portfolio - Initial
     Class
  Bond Portfolio - Initial Class
  Cash Management Portfolio
  Common Stock Portfolio - Initial
     Class
  Conservative Allocation
     Portfolio - Initial Class
  Convertible Portfolio - Initial
     Class
  Floating Rate Portfolio - Initial
     Class
  Government Portfolio - Initial Class

  Growth Allocation
     Portfolio - Initial Class
  Growth Equity Portfolio - Initial
     Class (formerly MainStay VP
     Capital Appreciation
     Portfolio - Initial Class)
  High Yield Corporate Bond
     Portfolio - Initial Class
  ICAP Select Equity
     Portfolio - Initial Class
  Income Builder Portfolio - Initial
     Class (formerly MainStay VP Total
     Return Portfolio - Initial Class)
  International Equity
     Portfolio - Initial Class
  Large Cap Growth Portfolio - Initial
     Class
  Mid Cap Core Portfolio - Initial
     Class
  Moderate Allocation
     Portfolio - Initial Class
  Moderate Growth Allocation
     Portfolio - Initial Class
  S&P 500 Index Portfolio - Initial
     Class
  U.S. Small Cap Portfolio - Initial
     Class (formerly MainStay VP Small
     Cap Growth Portfolio - Initial
     Class)



          TABLE OF CONTENTS - ANNUAL REPORT OF THE INVESTMENT DIVISIONS
                 (OTHER THAN THE MAINSTAY VP SERIES FUND, INC.)
               FOR NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION




The 2009 Annual Fund Reports for the NYLIAC Variable Universal Life
Insurance products is provided to these policyowners who had allocations to any of the following Investment Divisions:

AIM V.I. International Growth Fund - Series I Shares
Alger American SmallCap Growth - Class O Shares, (Closed to new
  purchases)
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth - Initial Shares
DWS Dreman Small Mid Cap Value VIP - Class A Shares
Fidelity(R) VIP ContrafundPortfolio - Initial Class
Fidelity(R) VIP Equity-Income Portfolio - Initial Class
Janus Aspen Balanced Portfolio - Institutional Shares
Janus Aspen Worldwide Portfolio - Institutional Shares (formerly Janus
  Aspen Series Worldwide Growth - Institutional Shares)
MFS(R) Utilities Series - Initial Class
Royce Micro-Cap Portfolio - Investment Class
Royce Small-Cap Portfolio - Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets Fund - Initial Class Shares
Van Kampen's UIF Emerging Markets Equity Portfolio - Class I
Van Kampen's UIF U.S. Real Estate Portfolio - Class I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the December 31, 2009 Annual Report for your New York Life Insurance and Annuity Corporation variable universal life policy.

Depending on where your premiums were invested as of December 31, 2009, your Annual Report package may contain either two of the following books or all three of them:

- The New York Life Insurance and Annuity Corporation Annual Report, which contains the Separate Account financial information;

- The Annual Report for the Investment Divisions available from the MainStay VP Series Fund, Inc.; and

- The Annual Report for the remaining Investment Divisions.

The reports contain financial statements, notes and highlights, and other pertinent data for the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance. For current overall month-end performance information, please visit www.newyorklife.com.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives. If you would like additional information about your policy or about the Investment Divisions available to you, your Registered Representative can obtain it for you.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2010

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS




GROUP 1 POLICIES:   Variable Universal Life
                    Survivorship Variable Universal Life -
                    Series 1

GROUP 2 POLICIES:   Variable Universal Life 2000 -
                    Series 1
                    Single Premium Variable Universal Life -
                    Series 1

GROUP 3 POLICIES:   Pinnacle Variable Universal Life
                    Pinnacle Survivorship Variable Universal Life

GROUP 4 POLICIES:   Variable Universal Life 2000 -
                    Series 2
                    Survivorship Variable Universal Life -
                    Series 2
                    Single Premium Variable Universal Life -
                    Series 2
                    Single Premium Variable Universal Life -
                    Series 3
                    Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2009







                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           BALANCED--          BOND--             CASH
                                          INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $8,555,299        $35,489,962       $66,837,097
  Dividends due and accrued...........             --                 --               643
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          1,837              6,241            70,910

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          1,900             12,147            16,858
     Administrative charges...........            223              1,236             1,609
                                           ----------        -----------       -----------
       Total net assets...............     $8,555,013        $35,482,820       $66,890,183
                                           ==========        ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $2,604,549        $14,631,467       $17,229,809
     Group 2 Policies.................      1,318,125         11,197,659        15,480,346
     Group 3 Policies.................             --          2,043,419        17,580,421
     Group 4 Policies.................      4,632,339          7,610,275        16,599,607
                                           ----------        -----------       -----------
       Total net assets...............     $8,555,013        $35,482,820       $66,890,183
                                           ==========        ===========       ===========
     Group 1 variable accumulation
       unit value.....................     $    10.78        $     23.19       $      1.57
                                           ==========        ===========       ===========
     Group 2 variable accumulation
       unit value.....................     $    10.88        $     17.32       $      1.25
                                           ==========        ===========       ===========
     Group 3 variable accumulation
       unit value.....................     $       --        $     15.21       $      1.20
                                           ==========        ===========       ===========
     Group 4 variable accumulation
       unit value.....................     $    11.14        $     14.83       $      1.18
                                           ==========        ===========       ===========


Identified Cost of Investment.........     $9,193,314        $34,432,620       $66,836,262
                                           ==========        ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I













        MAINSTAY VP       MAINSTAY VP                                                              MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP       MAINSTAY VP        MAINSTAY VP         GROWTH          MAINSTAY VP
          STOCK--        ALLOCATION--      CONVERTIBLE--    FLOATING RATE--     GOVERNMENT--      ALLOCATION--     GROWTH EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------------------------


       $ 78,401,613       $6,824,976        $39,630,015       $10,873,105        $22,950,727       $24,755,419       $169,295,697
                 --               --                 --            36,124                 --                --                 --

              8,560            1,656             12,172             3,000              9,192            18,105             (4,020)



             34,495            2,103             13,139             2,297              7,598             5,903             79,545
              3,962              251                939               233                805               666             10,126
       ------------       ----------        -----------       -----------        -----------       -----------       ------------
       $ 78,371,716       $6,824,278        $39,628,109       $10,909,699        $22,951,516       $24,766,955       $169,202,006
       ============       ==========        ===========       ===========        ===========       ===========       ============



       $ 46,180,976       $2,951,311        $10,892,052       $ 2,731,696        $ 9,526,809       $ 7,729,229       $117,879,836
         24,961,334        1,409,256         17,527,098         2,100,502          6,506,161         4,407,364         43,694,721
            687,001               --            577,799         1,589,230            628,200                --            534,756
          6,542,405        2,463,711         10,631,160         4,488,271          6,290,346        12,630,362          7,092,693
       ------------       ----------        -----------       -----------        -----------       -----------       ------------
       $ 78,371,716       $6,824,278        $39,628,109       $10,909,699        $22,951,516       $24,766,955       $169,202,006
       ============       ==========        ===========       ===========        ===========       ===========       ============
       $      26.76       $    11.29        $     23.16       $     11.08        $     21.59       $      9.65       $      19.76
       ============       ==========        ===========       ===========        ===========       ===========       ============
       $      10.18       $    11.26        $     16.44       $     11.18        $     16.77       $      9.58       $       7.55
       ============       ==========        ===========       ===========        ===========       ===========       ============
       $      10.52       $       --        $     15.90       $     10.94        $     14.52       $        --       $       9.83
       ============       ==========        ===========       ===========        ===========       ===========       ============
       $      12.04       $    11.48        $     16.04       $     11.45        $     14.24       $      9.76       $      11.04
       ============       ==========        ===========       ===========        ===========       ===========       ============


       $100,909,374       $6,481,785        $38,427,408       $10,556,219        $22,364,925       $27,719,937       $161,533,175
       ============       ==========        ===========       ===========        ===========       ===========       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                           MAINSTAY VP
                                           HIGH YIELD        MAINSTAY VP
                                            CORPORATE        ICAP SELECT        MAINSTAY VP
                                             BOND--           EQUITY--       INCOME BUILDER--
                                          INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
                                         ----------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $112,378,369      $113,608,962        $49,668,775
  Dividends due and accrued...........              --                --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         (24,900)          (10,691)           (14,462)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          36,589            39,411             22,613
     Administrative charges...........           4,127             4,140              2,865
                                          ------------      ------------        -----------
       Total net assets...............    $112,312,753      $113,554,720        $49,628,835
                                          ============      ============        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................    $ 48,237,927      $ 48,027,599        $33,064,490
     Group 2 Policies.................      27,716,968        33,856,709         12,540,885
     Group 3 Policies.................       2,829,765         1,349,053            245,579
     Group 4 Policies.................      33,528,093        30,321,359          3,777,881
                                          ------------      ------------        -----------
       Total net assets...............    $112,312,753      $113,554,720        $49,628,835
                                          ============      ============        ===========
     Group 1 variable accumulation
       unit value.....................    $      30.19      $      11.08        $     22.61
                                          ============      ============        ===========
     Group 2 variable accumulation
       unit value.....................    $      19.52      $      11.94        $     11.17
                                          ============      ============        ===========
     Group 3 variable accumulation
       unit value.....................    $      20.19      $      12.77        $     12.32
                                          ============      ============        ===========
     Group 4 variable accumulation
       unit value.....................    $      19.26      $      12.86        $     13.05
                                          ============      ============        ===========


Identified Cost of Investment.........    $113,563,037      $132,933,062        $61,509,724
                                          ============      ============        ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









                                                                                MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
       INTERNATIONAL       LARGE CAP          MID CAP          MODERATE           GROWTH            S&P 500            U.S.
         EQUITY--          GROWTH--           CORE--         ALLOCATION--      ALLOCATION--         INDEX--         SMALL CAP--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $53,969,575       $27,496,495       $62,248,171       $19,222,449       $30,828,188      $214,805,287       $14,660,151
                 --                --                --                --                --                --                --

             32,345            (2,747)           (8,732)              968            21,827           (38,617)              707



             16,699             8,717            15,786             5,161             7,837            79,078             3,344
              1,808               525             1,443               564               840             8,894                --
        -----------       -----------       -----------       -----------       -----------      ------------       -----------
        $53,983,413       $27,484,506       $62,222,210       $19,217,692       $30,841,338      $214,678,698       $14,657,514
        ===========       ===========       ===========       ===========       ===========      ============       ===========



        $20,878,738       $ 6,128,078       $16,718,363       $ 6,634,031       $ 9,810,748      $103,546,833       $ 2,971,142
         13,552,313        12,822,946        16,526,703         4,216,513         6,626,244        59,786,177         4,285,946
                 --           824,263                --                --                --        15,003,929                --
         19,552,362         7,709,219        28,977,144         8,367,148        14,404,346        36,341,759         7,400,426
        -----------       -----------       -----------       -----------       -----------      ------------       -----------
        $53,983,413       $27,484,506       $62,222,210       $19,217,692       $30,841,338      $214,678,698       $14,657,514
        ===========       ===========       ===========       ===========       ===========      ============       ===========
        $     23.99       $      7.58       $     14.15       $     10.81       $     10.33      $      29.24       $     10.46
        ===========       ===========       ===========       ===========       ===========      ============       ===========
        $     14.91       $     10.38       $     14.49       $     10.77       $     10.23      $       9.69       $     10.46
        ===========       ===========       ===========       ===========       ===========      ============       ===========
        $        --       $     10.57       $        --       $        --       $        --      $      11.24       $        --
        ===========       ===========       ===========       ===========       ===========      ============       ===========
        $     18.53       $     11.97       $     15.73       $     11.06       $     10.49      $      12.25       $     10.47
        ===========       ===========       ===========       ===========       ===========      ============       ===========


        $63,625,723       $24,446,771       $68,641,398       $19,825,955       $33,381,662      $215,132,497       $14,007,066
        ===========       ===========       ===========       ===========       ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                                                 ALGER             ALGER
                                             AIM V.I.          AMERICAN          AMERICAN
                                          INTERNATIONAL         CAPITAL          SMALLCAP
                                          GROWTH FUND--     APPRECIATION--       GROWTH--
                                         SERIES I SHARES    CLASS O SHARES    CLASS O SHARES
                                         ---------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $2,522,232        $1,059,119        $35,332,683
  Dividends due and accrued...........              --                --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           2,005               220              9,267

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             652                --             13,783
     Administrative charges...........              53                --              1,316
                                            ----------        ----------        -----------
       Total net assets...............      $2,523,532        $1,059,339        $35,326,851
                                            ==========        ==========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................      $  621,622        $       --        $14,977,374
     Group 2 Policies.................         800,415                --         13,362,850
     Group 3 Policies.................              --         1,059,339            665,090
     Group 4 Policies.................       1,101,495                --          6,321,537
                                            ----------        ----------        -----------
       Total net assets...............      $2,523,532        $1,059,339        $35,326,851
                                            ==========        ==========        ===========
     Group 1 variable accumulation
       unit value.....................      $     8.19        $       --        $     13.07
                                            ==========        ==========        ===========
     Group 2 variable accumulation
       unit value.....................      $     8.40        $       --        $      9.97
                                            ==========        ==========        ===========
     Group 3 variable accumulation
       unit value.....................      $       --        $    19.49        $     16.12
                                            ==========        ==========        ===========
     Group 4 variable accumulation
       unit value.....................      $     8.53        $       --        $     17.54
                                            ==========        ==========        ===========


Identified Cost of Investment.........      $2,245,435        $  981,328        $27,682,895
                                            ==========        ==========        ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I








      ALLIANCEBERNSTEIN       AMERICAN
          VPS SMALL/         CENTURY VP          AMERICAN          AMERICAN         CVS CALVERT       DREYFUS IP
        MID CAP VALUE         INFLATION         CENTURY VP        CENTURY VP          SOCIAL          TECHNOLOGY
         PORTFOLIO--        PROTECTION--     INTERNATIONAL--        VALUE--          BALANCED          GROWTH--
        CLASS A SHARES        CLASS II           CLASS II          CLASS II          PORTFOLIO      INITIAL SHARES
      ------------------------------------------------------------------------------------------------------------

          $2,634,552          $128,533          $1,527,974        $  985,784        $3,817,299        $10,845,228
                  --               310                  --                --                --                 --

              15,551                --                  --               540               166              2,762



                 598                --                  --                --             1,345              2,337
                  42                --                  --                --               102                168
          ----------          --------          ----------        ----------        ----------        -----------
          $2,649,463          $128,843          $1,527,974        $  986,324        $3,816,018        $10,845,485
          ==========          ========          ==========        ==========        ==========        ===========



          $  484,670          $     --          $       --        $       --        $1,203,230        $ 1,923,723
             782,067                --                  --                --         1,683,838          3,034,232
                  --           128,843           1,527,974           986,324                --            372,776
           1,382,726                --                  --                --           928,950          5,514,754
          ----------          --------          ----------        ----------        ----------        -----------
          $2,649,463          $128,843          $1,527,974        $  986,324        $3,816,018        $10,845,485
          ==========          ========          ==========        ==========        ==========        ===========
          $     8.73          $     --          $       --        $       --        $    14.81        $      9.78
          ==========          ========          ==========        ==========        ==========        ===========
          $     8.71          $     --          $       --        $       --        $    10.60        $     10.25
          ==========          ========          ==========        ==========        ==========        ===========
          $       --          $  12.74          $    16.84        $    14.92        $       --        $     13.32
          ==========          ========          ==========        ==========        ==========        ===========
          $     9.08          $     --          $       --        $       --        $    12.23        $     13.41
          ==========          ========          ==========        ==========        ==========        ===========


          $2,096,608          $124,603          $1,760,239        $1,095,666        $4,367,132        $ 9,488,720
          ==========          ========          ==========        ==========        ==========        ===========




        DREYFUS VIF
        DEVELOPING
         LEADERS--
      INITIAL SHARES
      --------------

        $1,250,845
                --
                --



                --
                --
        ----------
        $1,250,845
        ==========



        $       --
                --
         1,250,845
                --
        ----------
        $1,250,845
        ==========
        $       --
        ==========
        $       --
        ==========
        $    10.90
        ==========
        $       --
        ==========


        $1,696,251
        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                        DWS DREMAN                           FIDELITY(R)
                                         SMALL MID        FIDELITY(R)            VIP
                                         CAP VALUE            VIP              EQUITY-
                                           VIP--        CONTRAFUND(R)--       INCOME--
                                      CLASS A SHARES     INITIAL CLASS      INITIAL CLASS
                                      ---------------------------------------------------

ASSETS:
  Investments, at net asset value...    $1,026,271        $161,057,801       $53,113,316
  Dividends due and accrued.........            --                  --                --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation............       (14,150)             71,400            87,287

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges......................           255              57,100            17,887
     Administrative charges.........            27               6,067             1,951
                                        ----------        ------------       -----------
       Total net assets.............    $1,011,839        $161,066,034       $53,180,765
                                        ==========        ============       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies...............    $  292,067        $ 70,015,381       $22,603,484
     Group 2 Policies...............       211,573          47,769,248        14,339,650
     Group 3 Policies...............            --           8,457,569         2,778,815
     Group 4 Policies...............       508,199          34,823,836        13,458,816
                                        ----------        ------------       -----------
       Total net assets.............    $1,011,839        $161,066,034       $53,180,765
                                        ==========        ============       ===========
     Group 1 variable accumulation
       unit value...................    $     8.86        $      25.13       $     17.29
                                        ==========        ============       ===========
     Group 2 variable accumulation
       unit value...................    $     9.01        $      14.88       $     12.08
                                        ==========        ============       ===========
     Group 3 variable accumulation
       unit value...................    $       --        $      15.89       $     12.02
                                        ==========        ============       ===========
     Group 4 variable accumulation
       unit value...................    $     8.96        $      15.88       $     11.93
                                        ==========        ============       ===========



Identified Cost of Investment.......    $  850,072        $196,523,470       $69,915,619
                                        ==========        ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









                                            FIDELITY(R)                                           JANUS ASPEN       JANUS ASPEN
        FIDELITY(R)       FIDELITY(R)           VIP           FIDELITY(R)       FIDELITY(R)        BALANCED         ENTERPRISE
            VIP               VIP           INVESTMENT            VIP               VIP           PORTFOLIO--       PORTFOLIO--
         GROWTH--         INDEX 500--      GRADE BOND--        MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
      --------------------------------------------------------------------------------------------------------------------------

        $2,878,119        $6,885,259         $979,997         $3,584,826        $4,657,499       $118,959,867        $772,534
                --                --               --                 --                --                 --              --

                --            19,971               --              1,060             3,893            (16,561)           (100)



                --                --               --                 --                --             46,524              --
                --                --               --                 --                --              3,579              --
        ----------        ----------         --------         ----------        ----------       ------------        --------
        $2,878,119        $6,905,230         $979,997         $3,585,886        $4,661,392       $118,893,203        $772,434
        ==========        ==========         ========         ==========        ==========       ============        ========



        $       --        $       --         $     --         $       --        $       --       $ 41,624,277        $     --
                --                --               --                 --                --         58,460,156              --
         2,878,119         6,905,230          979,997          3,585,886         4,661,392          1,589,979         772,434
                --                --               --                 --                --         17,218,791              --
        ----------        ----------         --------         ----------        ----------       ------------        --------
        $2,878,119        $6,905,230         $979,997         $3,585,886        $4,661,392       $118,893,203        $772,434
        ==========        ==========         ========         ==========        ==========       ============        ========
        $       --        $       --         $     --         $       --        $       --       $      29.08        $     --
        ==========        ==========         ========         ==========        ==========       ============        ========
        $       --        $       --         $     --         $       --        $       --       $      16.62        $     --
        ==========        ==========         ========         ==========        ==========       ============        ========
        $     9.11        $    11.00         $  13.92         $    21.06        $    15.05       $      16.28        $  15.95
        ==========        ==========         ========         ==========        ==========       ============        ========
        $       --        $       --         $     --         $       --        $       --       $      16.40        $     --
        ==========        ==========         ========         ==========        ==========       ============        ========



        $3,572,935        $6,913,493         $967,808         $4,068,986        $5,860,124       $105,881,248        $683,244
        ==========        ==========         ========         ==========        ==========       ============        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                           JANUS ASPEN         MFS(R)            MFS(R)
                                            WORLDWIDE         INVESTORS            NEW
                                           PORTFOLIO--          TRUST           DISCOVERY
                                          INSTITUTIONAL       SERIES--          SERIES--
                                             SHARES         INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $84,984,053        $117,504         $1,477,315
  Dividends due and accrued...........              --              --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           9,748              --                 --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          36,398              --                 --
     Administrative charges...........           3,312              --                 --
                                           -----------        --------         ----------
       Total net assets...............     $84,954,091        $117,504         $1,477,315
                                           ===========        ========         ==========
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $38,070,894        $     --         $       --
     Group 2 Policies.................      38,010,458              --                 --
     Group 3 Policies.................       1,349,247         117,504          1,477,315
     Group 4 Policies.................       7,523,492              --                 --
                                           -----------        --------         ----------
       Total net assets...............     $84,954,091        $117,504         $1,477,315
                                           ===========        ========         ==========
     Group 1 variable accumulation
       unit value.....................     $     16.10        $     --         $       --
                                           ===========        ========         ==========
     Group 2 variable accumulation
       unit value.....................     $      8.88        $     --         $       --
                                           ===========        ========         ==========
     Group 3 variable accumulation
       unit value.....................     $     10.36        $  12.17         $    13.57
                                           ===========        ========         ==========
     Group 4 variable accumulation
       unit value.....................     $     11.12        $     --         $       --
                                           ===========        ========         ==========



Identified Cost of Investment.........     $89,953,775        $127,168         $1,425,655
                                           ===========        ========         ==========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I








                                             NEUBERGER
                                            BERMAN AMT           PIMCO                               PIMCO             PIMCO
          MFS(R)            MFS(R)            MID-CAP           GLOBAL             PIMCO             REAL              TOTAL
         RESEARCH          UTILITIES          GROWTH            BOND--        LOW DURATION--       RETURN--          RETURN--
         SERIES--          SERIES--         PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
       INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES
      --------------------------------------------------------------------------------------------------------------------------


         $110,671         $6,294,794         $396,530          $189,393          $397,812          $275,736        $  1,484,489
               --                 --               --               471               637               307               4,286

               --              5,489               --                --                --                --                 504




               --              1,277               --                --                --                --                  --
               --                133               --                --                --                --                  --
         --------         ----------         --------          --------          --------          --------        ------------
         $110,671         $6,298,873         $396,530          $189,864          $398,449          $276,043        $  1,489,279
         ========         ==========         ========          ========          ========          ========        ============


         $     --         $1,593,867         $     --          $     --          $     --          $     --        $         --
               --          1,128,199               --                --                --                --                  --
          110,671          1,177,304          396,530           189,864           398,449           276,043           1,489,279
               --          2,399,503               --                --                --                --                  --
         --------         ----------         --------          --------          --------          --------        ------------
         $110,671         $6,298,873         $396,530          $189,864          $398,449          $276,043        $  1,489,279
         ========         ==========         ========          ========          ========          ========        ============
         $     --         $     8.23         $     --          $     --          $     --          $     --        $         --
         ========         ==========         ========          ========          ========          ========        ============
         $     --         $     8.25         $     --          $     --          $     --          $     --        $         --
         ========         ==========         ========          ========          ========          ========        ============
         $  10.40         $    27.30         $  14.44          $  13.37          $  11.31          $  12.07        $      13.41
         ========         ==========         ========          ========          ========          ========        ============
         $     --         $     8.38         $     --          $     --          $     --          $     --        $         --
         ========         ==========         ========          ========          ========          ========        ============



         $118,613         $5,543,181         $371,425          $190,414          $405,022          $395,097        $1,811,357
         ========         ==========         ========          ========          ========          ========        ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009


                                                                                     T. ROWE
                                               ROYCE               ROYCE              PRICE
                                             MICRO-CAP           SMALL-CAP           EQUITY
                                            PORTFOLIO--         PORTFOLIO--          INCOME
                                         INVESTMENT CLASS    INVESTMENT CLASS       PORTFOLIO
                                         ------------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $10,769,640         $8,267,217         $54,906,523
  Dividends due and accrued...........               --                 --                  --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           16,615             31,980              43,308

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................            2,485              2,068              15,432
     Administrative charges...........              226                195               1,244
                                            -----------         ----------         -----------
       Total net assets...............      $10,783,544         $8,296,934         $54,933,155
                                            ===========         ==========         ===========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................      $ 2,595,117         $2,265,447         $14,419,016
     Group 2 Policies.................        2,581,276          2,076,887          18,513,218
     Group 3 Policies.................               --                 --           3,588,316
     Group 4 Policies.................        5,607,151          3,954,600          18,412,605
                                            -----------         ----------         -----------
       Total net assets...............      $10,783,544         $8,296,934         $54,933,155
                                            ===========         ==========         ===========
     Group 1 variable accumulation
       unit value.....................      $     11.30         $    10.93         $     13.46
                                            ===========         ==========         ===========
     Group 2 variable accumulation
       unit value.....................      $     11.33         $    10.93         $     13.77
                                            ===========         ==========         ===========
     Group 3 variable accumulation
       unit value.....................      $        --         $       --         $     12.78
                                            ===========         ==========         ===========
     Group 4 variable accumulation
       unit value.....................      $     11.52         $    11.29         $     12.86
                                            ===========         ==========         ===========



Identified Cost of Investment.........      $11,626,653         $8,063,649         $66,487,841
                                            ===========         ==========         ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I








          T. ROWE                                            VAN KAMPEN'S      VAN KAMPEN'S      VAN KAMPEN'S
           PRICE                              VAN ECK        UIF EMERGING      UIF EMERGING        UIF U.S.
         LIMITED-           VAN ECK          WORLDWIDE       MARKETS DEBT     MARKETS EQUITY      REAL ESTATE
         TERM BOND         WORLDWIDE       MULTI-MANAGER      PORTFOLIO--       PORTFOLIO--       PORTFOLIO--
         PORTFOLIO        HARD ASSETS      ALTERNATIVES         CLASS I           CLASS I           CLASS I
      --------------------------------------------------------------------------------------------------------


         $741,887         $39,853,322       $1,101,354         $744,480         $59,450,247       $2,662,677
            2,185                  --               --               --                  --               --


               --              77,739               --             (100)             46,458           (3,123)



               --               9,374               --               --              19,446              413
               --                 960               --               --               1,857               39
         --------         -----------       ----------         --------         -----------       ----------
         $744,072         $39,920,727       $1,101,354         $744,380         $59,475,402       $2,659,102
         ========         ===========       ==========         ========         ===========       ==========



         $     --         $11,489,942       $       --         $     --         $21,150,285       $  455,018
               --           8,680,483               --               --          18,831,661          404,352
          744,072           2,237,101        1,101,354          744,380           1,209,900        1,020,920
               --          17,513,201               --               --          18,283,556          778,812
         --------         -----------       ----------         --------         -----------       ----------
         $744,072         $39,920,727       $1,101,354         $744,380         $59,475,402       $2,659,102
         ========         ===========       ==========         ========         ===========       ==========

         $     --         $     17.04       $       --         $     --         $     24.66       $     7.10
         ========         ===========       ==========         ========         ===========       ==========

         $     --         $     16.55       $       --         $     --         $     25.62       $     7.12
         ========         ===========       ==========         ========         ===========       ==========

         $  13.07         $     32.86       $    10.63         $  17.67         $     28.26       $    17.49
         ========         ===========       ==========         ========         ===========       ==========

         $     --         $     17.44       $       --         $     --         $     29.04       $     7.39
         ========         ===========       ==========         ========         ===========       ==========



         $729,864         $41,988,391       $1,123,281         $781,204         $67,341,978       $2,852,746
         ========         ===========       ==========         ========         ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2009






                                                                                            MAINSTAY VP     MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP       COMMON       CONSERVATIVE
                                            BALANCED--        BOND--           CASH           STOCK--      ALLOCATION--
                                           INITIAL CLASS   INITIAL CLASS    MANAGEMENT     INITIAL CLASS   INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   250,434     $ 1,592,125    $     33,517    $  1,448,942     $   165,727
  Mortality and expense risk charges....        (42,633)       (173,065)       (284,183)       (385,008)        (28,039)
  Administrative charges................         (2,426)        (14,195)        (18,330)        (40,886)         (2,159)
                                            -----------     -----------    ------------    ------------     -----------
       Net investment income (loss).....        205,375       1,404,865        (268,996)      1,023,048         135,529
                                            -----------     -----------    ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,325,004       4,685,890      37,841,117       7,176,882       1,118,443
  Cost of investments sold..............     (1,638,626)     (4,584,981)    (37,839,106)    (14,099,411)     (1,252,621)
                                            -----------     -----------    ------------    ------------     -----------
       Net realized gain (loss) on
          investments...................       (313,622)        100,909           2,011      (6,922,529)       (134,178)
  Realized gain distribution received...             --         130,194              --              --          93,468
  Change in unrealized appreciation
     (depreciation) on investments......      1,707,842         718,465          (1,348)     19,985,894         969,387
                                            -----------     -----------    ------------    ------------     -----------
       Net gain (loss) on investments...      1,394,220         949,568             663      13,063,365         928,677
                                            -----------     -----------    ------------    ------------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $ 1,599,595     $ 2,354,433    $   (268,333)   $ 14,086,413     $ 1,064,206
                                            ===========     ===========    ============    ============     ===========








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                              INCOME       INTERNATIONAL     LARGE CAP        MID CAP         MID CAP
                                             BUILDER--       EQUITY--        GROWTH--         CORE--         GROWTH--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $ 1,642,957     $ 3,478,527     $        --     $   134,701    $         --
  Mortality and expense risk charges....       (256,326)       (263,381)       (115,182)       (212,555)        (74,871)
  Administrative charges................        (30,456)        (19,014)         (4,993)         (8,137)         (6,424)
                                            -----------     -----------     -----------     -----------    ------------
       Net investment income (loss).....      1,356,175       3,196,132        (120,175)        (85,991)        (81,295)
                                            -----------     -----------     -----------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      5,438,071       5,725,639       3,108,809       3,656,129      36,046,881
  Cost of investments sold..............     (8,952,551)     (6,540,092)     (3,520,038)     (5,965,152)    (46,379,417)
                                            -----------     -----------     -----------     -----------    ------------
       Net realized gain (loss) on
          investments...................     (3,514,480)       (814,453)       (411,229)     (2,309,023)    (10,332,536)
  Realized gain distribution received...             --              --              --              --         529,048
  Change in unrealized appreciation
     (depreciation) on investments......     11,635,028       6,142,481       8,171,762      11,424,134      17,180,516
                                            -----------     -----------     -----------     -----------    ------------
       Net gain (loss) on investments...      8,120,548       5,328,028       7,760,533       9,115,111       7,377,028
                                            -----------     -----------     -----------     -----------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $ 9,476,723     $ 8,524,160     $ 7,640,358     $ 9,029,120    $  7,295,733
                                            ===========     ===========     ===========     ===========    ============




Not all investment divisions are available under all policies.

(a) For the period November 20, 2009 (Commencement of Investments) through December 31, 2009.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I








                                                                                        MAINSTAY VP
                        MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP     HIGH YIELD      MAINSTAY VP
        MAINSTAY VP      FLOATING       MAINSTAY VP       GROWTH          GROWTH         CORPORATE      ICAP SELECT
       CONVERTIBLE--      RATE--       GOVERNMENT--    ALLOCATION--      EQUITY--         BOND--         EQUITY--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------

        $   735,401     $   332,070     $   859,536     $   493,803    $    890,628    $  7,631,116    $  1,421,114
           (172,046)        (41,005)       (126,807)       (111,827)       (835,458)       (511,943)       (467,574)
             (9,195)         (2,224)        (10,023)         (6,413)       (102,424)        (42,309)        (35,894)
        -----------     -----------     -----------     -----------    ------------    ------------    ------------
            554,160         288,841         722,706         375,563         (47,254)      7,076,864         917,646
        -----------     -----------     -----------     -----------    ------------    ------------    ------------


          3,579,433       1,924,488       6,973,347       2,184,170      12,459,123      10,635,469       7,261,890
         (4,311,739)     (2,266,514)     (6,538,828)     (2,949,150)    (15,028,806)    (11,719,001)    (10,702,366)
        -----------     -----------     -----------     -----------    ------------    ------------    ------------

           (732,306)       (342,026)        434,519        (764,980)     (2,569,683)     (1,083,532)     (3,440,476)
                 --              --          22,886         405,537              --              --              --

         12,480,989       2,388,989        (930,145)      5,401,367      45,905,883      27,085,753      21,873,967
        -----------     -----------     -----------     -----------    ------------    ------------    ------------
         11,748,683       2,046,963        (472,740)      5,041,924      43,336,200      26,002,221      18,433,491
        -----------     -----------     -----------     -----------    ------------    ------------    ------------


        $12,302,843     $ 2,335,804     $   249,966     $ 5,417,487    $ 43,288,946    $ 33,079,085    $ 19,351,137
        ===========     ===========     ===========     ===========    ============    ============    ============







                                        MAINSTAY VP                                     MAINSTAY VP      AIM V.I.
        MAINSTAY VP     MAINSTAY VP      MODERATE       MAINSTAY VP     MAINSTAY VP        U.S.        INTERNATIONAL
          MID CAP        MODERATE         GROWTH          S&P 500        SMALL CAP      SMALL CAP--    GROWTH FUND--
          VALUE--      ALLOCATION--    ALLOCATION--       INDEX--        GROWTH--         INITIAL        SERIES I
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     CLASS(A)         SHARES
      --------------------------------------------------------------------------------------------------------------


       $  1,053,409     $   459,029     $   755,100    $  5,289,253    $         --      $      --       $  32,126
            (74,727)        (84,452)       (140,085)       (962,323)        (30,904)       (36,296)         (9,960)
             (6,643)         (5,579)         (8,470)        (91,133)         (2,281)            --            (477)
       ------------     -----------     -----------    ------------    ------------      ---------       ---------
            972,039         368,998         606,545       4,235,797         (33,185)       (36,296)         21,689
       ------------     -----------     -----------    ------------    ------------      ---------       ---------



         32,543,430       1,730,301       2,848,596      18,516,910      16,307,269        148,787         374,698
        (45,763,326)     (2,140,286)     (3,612,386)    (22,407,418)    (25,018,765)      (146,612)       (506,040)
       ------------     -----------     -----------    ------------    ------------      ---------       ---------

        (13,219,896)       (409,985)       (763,790)     (3,890,508)     (8,711,496)         2,175        (131,342)
                 --         345,847         565,414              --              --             --              --

         17,335,806       3,096,474       6,111,208      44,063,105      11,178,185        653,085         696,175
       ------------     -----------     -----------    ------------    ------------      ---------       ---------
          4,115,910       3,032,336       5,912,832      40,172,597       2,466,689        655,260         564,833
       ------------     -----------     -----------    ------------    ------------      ---------       ---------


       $  5,087,949     $ 3,401,334     $ 6,519,377    $ 44,408,394    $  2,433,504      $ 618,964       $ 586,522
       ============     ===========     ===========    ============    ============      =========       =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009


                                                                           ALLIANCEBERN-
                                               ALGER           ALGER           STEIN         AMERICAN        AMERICAN
                                             AMERICAN        AMERICAN       VPS SMALL/      CENTURY VP      CENTURY VP
                                              CAPITAL        SMALLCAP      MID CAP VALUE     INFLATION       INTERNA-
                                          APPRECIATION--     GROWTH--       PORTFOLIO--    PROTECTION--      TIONAL--
                                          CLASS O SHARES  CLASS O SHARES  CLASS A SHARES     CLASS II        CLASS II
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $      --      $        --      $  18,166       $  2,213        $  23,168
  Mortality and expense risk charges....            --         (162,470)       (10,512)            --               --
  Administrative charges................            --          (12,804)          (363)            --               --
                                             ---------      -----------      ---------       --------        ---------
       Net investment income (loss).....            --         (175,274)         7,291          2,213           23,168
                                             ---------      -----------      ---------       --------        ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       234,836        3,713,643        443,997         53,176          110,932
  Cost of investments sold..............      (355,741)      (2,998,958)      (569,751)       (52,908)        (182,526)
                                             ---------      -----------      ---------       --------        ---------
       Net realized gain (loss) on
          investments...................      (120,905)         714,685       (125,754)           268          (71,594)
  Realized gain distribution received...            --               --         70,891             --               --
  Change in unrealized appreciation
     (depreciation) on investments......       493,964       10,716,625        722,190         10,282          416,571
                                             ---------      -----------      ---------       --------        ---------
       Net gain (loss) on investments...       373,059       11,431,310        667,327         10,550          344,977
                                             ---------      -----------      ---------       --------        ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $ 373,059      $11,256,036      $ 674,618       $ 12,763        $ 368,145
                                             =========      ===========      =========       ========        =========







                                                                            FIDELITY(R)
                                            FIDELITY(R)     FIDELITY(R)         VIP         FIDELITY(R)     FIDELITY(R)
                                                VIP             VIP         INVESTMENT          VIP             VIP
                                             GROWTH--       INDEX 500--    GRADE BOND--      MID CAP--      OVERSEAS--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  11,295      $  149,193       $ 80,499       $   21,189       $  88,164
  Mortality and expense risk charges....            --              --             --               --              --
  Administrative charges................            --              --             --               --              --
                                             ---------      ----------       --------       ----------       ---------
       Net investment income (loss).....        11,295         149,193         80,499           21,189          88,164
                                             ---------      ----------       --------       ----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       224,008         621,695         88,316          200,350         339,712
  Cost of investments sold..............      (361,340)       (966,461)       (91,720)        (339,266)       (468,158)
                                             ---------      ----------       --------       ----------       ---------
       Net realized gain (loss) on
          investments...................      (137,332)       (344,766)        (3,404)        (138,916)       (128,446)
  Realized gain distribution received...         2,221          93,347          3,664           15,977          12,424
  Change in unrealized appreciation
     (depreciation) on investments......       753,487       1,611,090         54,443        1,078,100         980,804
                                             ---------      ----------       --------       ----------       ---------
       Net gain (loss) on investments...       618,376       1,359,671         54,703          955,161         864,782
                                             ---------      ----------       --------       ----------       ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $ 629,671      $1,508,864       $135,202       $  976,350       $ 952,946
                                             =========      ==========       ========       ==========       =========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I








                                                                            DWS DREMAN
                                                                               SMALL        FIDELITY(R)     FIDELITY(R)
         AMERICAN        CVS CALVERT       DREYFUS IP       DREYFUS VIF    MID CAP VALUE        VIP             VIP
        CENTURY VP         SOCIAL          TECHNOLOGY       DEVELOPING         VIP--          CONTRA-         EQUITY-
          VALUE--         BALANCED          GROWTH--         LEADERS--        CLASS A        FUND(R)--       INCOME--
         CLASS II         PORTFOLIO      INITIAL SHARES   INITIAL SHARES      SHARES       INITIAL CLASS   INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


         $  48,283        $  75,283        $    36,433       $  17,124       $   8,658     $  1,939,216     $ 1,057,716
                --          (18,941)           (43,125)             --          (3,611)        (715,783)       (233,157)
                --           (1,104)            (1,712)             --            (192)         (60,841)        (19,343)
         ---------        ---------        -----------       ---------       ---------     ------------     -----------
            48,283           55,238             (8,404)         17,124           4,855        1,162,592         805,216
         ---------        ---------        -----------       ---------       ---------     ------------     -----------



           222,001          658,581          2,002,655          92,586         212,396       14,272,794       4,847,401
          (453,076)        (813,767)        (2,326,563)       (191,694)       (221,386)     (20,039,764)     (8,188,657)
         ---------        ---------        -----------       ---------       ---------     ------------     -----------

          (231,075)        (155,186)          (323,908)        (99,108)         (8,990)      (5,766,970)     (3,341,256)
                --               --                 --              --              --           38,676              --

           316,639          871,848          4,140,116         351,091         206,772       46,952,629      14,611,034
         ---------        ---------        -----------       ---------       ---------     ------------     -----------
            85,564          716,662          3,816,208         251,983         197,782       41,224,335      11,269,778
         ---------        ---------        -----------       ---------       ---------     ------------     -----------


         $ 133,847        $ 771,900        $ 3,807,804       $ 269,107       $ 202,637     $ 42,386,927     $12,074,994
         =========        =========        ===========       =========       =========     ============     ===========







        JANUS ASPEN      JANUS ASPEN       JANUS ASPEN        MFS(R)          MFS(R)
         BALANCED        ENTERPRISE         WORLDWIDE        INVESTORS          NEW           MFS(R)          MFS(R)
        PORTFOLIO--      PORTFOLIO--       PORTFOLIO--         TRUST         DISCOVERY       RESEARCH        UTILITIES
       INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL      SERIES--        SERIES--        SERIES--        SERIES--
          SHARES           SHARES            SHARES        INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $  3,264,517      $        --      $  1,034,482       $  1,930        $      --       $  1,398       $   188,450
           (573,020)              --          (389,404)            --               --             --           (17,546)
            (38,165)              --           (32,627)            --               --             --              (997)
       ------------      -----------      ------------       --------        ---------       --------       -----------
          2,653,332               --           612,451          1,930               --          1,398           169,907
       ------------      -----------      ------------       --------        ---------       --------       -----------



         11,916,023          762,768         7,113,605         59,085          213,399         31,043           810,228
        (11,761,418)      (1,207,755)      (13,738,909)       (95,510)        (351,229)       (48,558)       (1,254,406)
       ------------      -----------      ------------       --------        ---------       --------       -----------

            154,605         (444,987)       (6,625,304)       (36,425)        (137,830)       (17,515)         (444,178)
          4,125,026               --                --             --               --             --                --

         17,592,491          661,442        29,172,596         56,675          698,845         41,485         1,613,719
       ------------      -----------      ------------       --------        ---------       --------       -----------
         21,872,122          216,455        22,547,292         20,250          561,015         23,970         1,169,541
       ------------      -----------      ------------       --------        ---------       --------       -----------


       $ 24,525,454      $   216,455      $ 23,159,743       $ 22,180        $ 561,015       $ 25,368       $ 1,339,448
       ============      ===========      ============       ========        =========       ========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009


                                             NEUBERGER
                                            BERMAN AMT         PIMCO                           PIMCO           PIMCO
                                              MID-CAP         GLOBAL           PIMCO           REAL            TOTAL
                                              GROWTH          BOND--      LOW DURATION--     RETURN--        RETURN--
                                            PORTFOLIO--   ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE
                                              CLASS I      CLASS SHARES    CLASS SHARES    CLASS SHARES    CLASS SHARES
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $      --       $  5,928         $ 4,719        $  7,958        $  73,221
  Mortality and expense risk charges....            --             --              --              --               --
  Administrative charges................            --             --              --              --               --
                                             ---------       --------         -------        --------        ---------
       Net investment income (loss).....            --          5,928           4,719           7,958           73,221
                                             ---------       --------         -------        --------        ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       121,664         58,899           6,237          42,179          318,695
  Cost of investments sold..............      (199,795)       (61,757)         (6,126)             --               --
                                             ---------       --------         -------        --------        ---------
       Net realized gain (loss) on
          investments...................       (78,131)        (2,858)            111          42,179          318,695
  Realized gain distribution received...            --         16,242          17,889          10,403           48,201
  Change in unrealized appreciation
     (depreciation) on investments......       169,514          7,062          (5,618)        (17,374)        (254,618)
                                             ---------       --------         -------        --------        ---------
       Net gain (loss) on investments...        91,383         20,446          12,382          35,208          112,278
                                             ---------       --------         -------        --------        ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $  91,383       $ 26,374         $17,101        $ 43,166        $ 185,499
                                             =========       ========         =======        ========        =========






                                           VAN KAMPEN'S    VAN KAMPEN'S
                                           UIF EMERGING      UIF U.S.
                                          MARKETS EQUITY    REAL ESTATE
                                            PORTFOLIO--     PORTFOLIO--
                                              CLASS I         CLASS I
                                          ------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $    92,259
  Mortality and expense risk charges....       (252,055)         (3,511)
  Administrative charges................        (16,732)           (334)
                                            -----------     -----------
       Net investment income (loss).....       (268,787)         88,414
                                            -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      5,809,516       1,843,266
  Cost of investments sold..............     (6,135,464)     (2,510,222)
                                            -----------     -----------
       Net realized gain (loss) on
          investments...................       (325,948)       (666,956)
  Realized gain distribution received...             --              --
  Change in unrealized appreciation
     (depreciation) on investments......     24,396,925       1,127,678
                                            -----------     -----------
       Net gain (loss) on investments...     24,070,977         460,722
                                            -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $23,802,190     $   549,136
                                            ===========     ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









           ROYCE            ROYCE            T. ROWE          T. ROWE                                      VAN KAMPEN'S
         MICRO-CAP        SMALL-CAP           PRICE            PRICE                          VAN ECK      UIF EMERGING
        PORTFOLIO--      PORTFOLIO--         EQUITY          LIMITED-         VAN ECK        WORLDWIDE     MARKETS DEBT
        INVESTMENT       INVESTMENT          INCOME          TERM BOND       WORLDWIDE     MULTI-MANAGER    PORTFOLIO--
           CLASS            CLASS           PORTFOLIO        PORTFOLIO      HARD ASSETS    ALTERNATIVES       CLASS I
      ------------------------------------------------------------------------------------------------------------------


        $        --      $        --       $   942,055       $ 21,769       $    69,833      $  2,345        $ 49,328
            (41,869)         (36,276)         (234,368)            --          (158,283)           --              --
             (1,864)          (1,824)          (12,662)            --            (9,294)           --              --
        -----------      -----------       -----------       --------       -----------      --------        --------
            (43,733)         (38,100)          695,025         21,769           (97,744)        2,345          49,328
        -----------      -----------       -----------       --------       -----------      --------        --------



            679,811        1,241,813         6,040,243         94,908         3,663,563        23,807          48,956
         (1,325,523)      (1,869,938)       (8,337,711)       (95,761)       (4,795,313)      (26,537)        (63,144)
        -----------      -----------       -----------       --------       -----------      --------        --------

           (645,712)        (628,125)       (2,297,468)          (853)       (1,131,750)       (2,730)        (14,188)
                 --               --                --             --           138,482        49,252              --

          4,352,343        2,794,511        12,542,628         26,601        14,497,832        73,521         127,098
        -----------      -----------       -----------       --------       -----------      --------        --------
          3,706,631        2,166,386        10,245,160         25,748        13,504,564       120,043         112,910
        -----------      -----------       -----------       --------       -----------      --------        --------


        $ 3,662,898      $ 2,128,286       $10,940,185       $ 47,517       $13,406,820      $122,388        $162,238
        ===========      ===========       ===========       ========       ===========      ========        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2009
and December 31, 2008







                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  205,375        $   (52,589)      $ 1,404,865       $ 1,215,061
     Net realized gain (loss) on investments................       (313,622)          (162,603)          100,909           119,467
     Realized gain distribution received....................             --             27,301           130,194             9,683
     Change in unrealized appreciation (depreciation) on
       investments..........................................      1,707,842         (2,323,626)          718,465          (396,673)
                                                                 ----------        -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      1,599,595         (2,511,517)        2,354,433           947,538
                                                                 ----------        -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      1,175,214          1,544,047         3,783,807         3,754,668
     Cost of insurance......................................       (635,091)          (637,068)       (2,407,372)       (2,059,998)
     Policyowners' surrenders...............................       (352,692)          (371,697)       (1,667,958)       (1,720,653)
     Net transfers from (to) Fixed Account..................        (25,604)            78,087          (732,625)         (267,359)
     Transfers between Investment Divisions.................       (415,237)          (787,693)        2,058,148         1,326,931
     Policyowners' death benefits...........................        (20,507)            (9,334)         (139,156)          (97,145)
                                                                 ----------        -----------       -----------       -----------
       Net contributions and (withdrawals)..................       (273,917)          (183,658)          894,844           936,444
                                                                 ----------        -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (206)             1,029              (457)             (768)
                                                                 ----------        -----------       -----------       -----------
          Increase (decrease) in net assets.................      1,325,472         (2,694,146)        3,248,820         1,883,214
NET ASSETS:
     Beginning of year......................................      7,229,541          9,923,687        32,234,000        30,350,786
                                                                 ----------        -----------       -----------       -----------
     End of year............................................     $8,555,013        $ 7,229,541       $35,482,820       $32,234,000
                                                                 ==========        ===========       ===========       ===========







                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                        FLOATING RATE--                      GOVERNMENT--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   288,841       $   363,849       $   722,706       $   568,242
     Net realized gain (loss) on investments................        (342,026)         (472,884)          434,519            66,934
     Realized gain distribution received....................              --                --            22,886                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       2,388,989        (1,795,733)         (930,145)        1,319,855
                                                                 -----------       -----------       -----------       -----------

       Net increase (decrease) in net assets resulting from
          operations........................................       2,335,804        (1,904,768)          249,966         1,955,031
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,616,718         1,170,419         2,835,873         2,691,901
     Cost of insurance......................................        (682,247)         (476,913)       (1,975,736)       (1,464,293)
     Policyowners' surrenders...............................        (592,450)         (575,851)       (1,732,231)       (1,494,716)
     Net transfers from (to) Fixed Account..................         (74,621)         (386,643)         (622,876)       (1,161,038)
     Transfers between Investment Divisions.................       2,580,022           203,905            42,491         5,312,217
     Policyowners' death benefits...........................         (95,675)            1,447          (469,349)          (64,340)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................       2,751,747           (63,636)       (1,921,828)        3,819,731
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (391)              194                50              (939)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       5,087,160        (1,968,210)       (1,671,812)        5,773,823
NET ASSETS:
     Beginning of year......................................       5,822,539         7,790,749        24,623,328        18,849,505
                                                                 -----------       -----------       -----------       -----------

     End of year............................................     $10,909,699       $ 5,822,539       $22,951,516       $24,623,328
                                                                 ===========       ===========       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











                                                                          MAINSTAY VP
                                            MAINSTAY VP                   CONSERVATIVE                  MAINSTAY VP
              MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--                 CONVERTIBLE--
            CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------



      $   (268,996)   $ 1,126,010    $ 1,023,048   $    836,848    $  135,529     $  (16,365)    $   554,160   $    597,451
             2,011          1,913     (6,922,529)    (3,003,478)     (134,178)      (119,460)       (732,306)       394,673
                --             --             --     12,823,830        93,468         31,728              --      4,661,514


            (1,348)         2,343     19,985,894    (52,101,592)      969,387       (641,401)     12,480,989    (20,456,426)
      ------------    -----------    -----------   ------------    ----------     ----------     -----------   ------------


          (268,333)     1,130,266     14,086,413    (41,444,392)    1,064,206       (745,498)     12,302,843    (14,802,788)
      ------------    -----------    -----------   ------------    ----------     ----------     -----------   ------------



         9,513,626     11,364,454      9,527,309     11,562,051       523,012        540,010       4,186,387      4,879,547
        (5,222,098)    (4,099,452)    (6,076,719)    (6,665,974)     (366,604)      (203,442)     (2,596,598)    (2,466,991)
       (11,841,738)    (6,813,122)    (4,542,318)    (4,675,116)     (365,215)       (73,459)     (2,629,350)    (2,075,765)
        (4,115,900)    19,071,670     (1,638,812)    (2,288,136)       26,172       (164,763)       (671,394)      (307,061)
        (2,562,227)    10,439,979     (2,109,445)    (3,106,125)    1,976,565      2,000,457       1,921,361       (191,741)
           (97,744)      (149,477)      (156,039)      (415,780)      (16,368)       (10,901)       (126,066)      (341,346)
      ------------    -----------    -----------   ------------    ----------     ----------     -----------   ------------

       (14,326,081)    29,814,052     (4,996,024)    (5,589,080)    1,777,562      2,087,902          84,340       (503,357)
      ------------    -----------    -----------   ------------    ----------     ----------     -----------   ------------



                (5)          (579)        (2,928)        34,164          (213)           293          (2,748)         6,789
      ------------    -----------    -----------   ------------    ----------     ----------     -----------   ------------
       (14,594,419)    30,943,739      9,087,461    (46,999,308)    2,841,555      1,342,697      12,384,435    (15,299,356)


        81,484,602     50,540,863     69,284,255    116,283,563     3,982,723      2,640,026      27,243,674     42,543,030
      ------------    -----------    -----------   ------------    ----------     ----------     -----------   ------------
      $ 66,890,183    $81,484,602    $78,371,716   $ 69,284,255    $6,824,278     $3,982,723     $39,628,109   $ 27,243,674
      ============    ===========    ===========   ============    ==========     ==========     ===========   ============






              MAINSTAY VP                                                 MAINSTAY VP
                 GROWTH                     MAINSTAY VP                    HIGH YIELD                   MAINSTAY VP
              ALLOCATION--                GROWTH EQUITY--               CORPORATE BOND--            ICAP SELECT EQUITY--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------





       $   375,563    $    28,682   $    (47,254)  $    (127,179) $  7,076,864   $  8,465,086   $    917,646   $     50,173
          (764,980)       (58,166)    (2,569,683)       (329,110)   (1,083,532)       631,201     (3,440,476)      (185,358)
           405,537        434,579             --              --            --             --             --      3,260,482


         5,401,367     (8,811,779)    45,905,883     (89,198,530)   27,085,753    (34,457,235)    21,873,967    (43,511,687)
       -----------    -----------   ------------   -------------  ------------   ------------   ------------   ------------


         5,417,487     (8,406,684)    43,288,946     (89,654,819)   33,079,085    (25,360,948)    19,351,137    (40,386,390)
       -----------    -----------   ------------   -------------  ------------   ------------   ------------   ------------

         5,212,465      5,775,558     24,036,738      28,281,720    11,843,258     12,239,613     11,806,648     10,075,646
        (1,759,279)    (1,634,639)   (15,627,894)    (16,421,569)   (7,768,511)    (6,789,646)    (6,244,494)    (4,596,122)
          (865,300)      (616,883)    (9,046,567)    (11,617,014)   (6,164,879)    (5,994,096)    (4,442,566)    (2,910,797)
           165,768        537,515     (4,115,432)     (5,168,823)     (531,010)    (1,488,829)    (1,548,212)      (722,771)
         1,071,927      2,917,684     (3,746,121)     (7,749,130)    6,277,300     (1,444,583)    27,073,509     78,585,481
          (169,769)          (746)      (349,258)       (358,882)     (538,995)      (935,454)      (234,979)      (206,673)
       -----------    -----------   ------------   -------------  ------------   ------------   ------------   ------------
         3,655,812      6,978,489     (8,848,534)    (13,033,698)    3,117,163     (4,412,995)    26,409,906     80,224,764
       -----------    -----------   ------------   -------------  ------------   ------------   ------------   ------------


              (759)         3,702        (13,720)         80,936        (8,851)         7,639         (3,989)        15,696
       -----------    -----------   ------------   -------------  ------------   ------------   ------------   ------------
         9,072,540     (1,424,493)    34,426,692    (102,607,581)   36,187,397    (29,766,304)    45,757,054     39,854,070

        15,694,415     17,118,908    134,775,314     237,382,895    76,125,356    105,891,660     67,797,666     27,943,596
       -----------    -----------   ------------   -------------  ------------   ------------   ------------   ------------

       $24,766,955    $15,694,415   $169,202,006   $ 134,775,314  $112,312,753   $ 76,125,356   $113,554,720   $ 67,797,666
       ===========    ===========   ============   =============  ============   ============   ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008





                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                       INCOME BUILDER--                 INTERNATIONAL EQUITY--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $ 1,356,175      $  1,497,621       $ 3,196,132      $    498,447
     Net realized gain (loss) on investments................      (3,514,480)         (670,740)         (814,453)        1,537,444
     Realized gain distribution received....................              --         7,254,666                --         6,937,506
     Change in unrealized appreciation (depreciation) on
       investments..........................................      11,635,028       (25,164,120)        6,142,481       (26,590,514)
                                                                 -----------      ------------       -----------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................       9,476,723       (17,082,573)        8,524,160       (17,617,117)
                                                                 -----------      ------------       -----------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       5,938,123         7,064,287         6,977,349         9,428,450
     Cost of insurance......................................      (4,451,766)       (4,548,829)       (3,566,248)       (3,697,896)
     Policyowners' surrenders...............................      (2,800,358)       (2,858,414)       (2,122,059)       (2,236,283)
     Net transfers from (to) Fixed Account..................      (1,247,333)       (1,395,000)       (1,252,660)       (1,003,964)
     Transfers between Investment Divisions.................      (1,051,674)       (1,329,223)       (1,947,584)       (4,616,837)
     Policyowners' death benefits...........................        (309,871)         (144,404)         (107,954)         (106,090)
                                                                 -----------      ------------       -----------      ------------
       Net contributions and (withdrawals)..................      (3,922,879)       (3,211,583)       (2,019,156)       (2,232,620)
                                                                 -----------      ------------       -----------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (3,058)           13,516            (1,583)           13,255
                                                                 -----------      ------------       -----------      ------------
          Increase (decrease) in net assets.................       5,550,786       (20,280,640)        6,503,421       (19,836,482)
NET ASSETS:
     Beginning of year......................................      44,078,049        64,358,689        47,479,992        67,316,474
                                                                 -----------      ------------       -----------      ------------
     End of year............................................     $49,628,835      $ 44,078,049       $53,983,413      $ 47,479,992
                                                                 ===========      ============       ===========      ============






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                           MODERATE                         MODERATE GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   368,998       $   (20,326)      $   606,545       $    21,300
     Net realized gain (loss) on investments................        (409,985)          (44,952)         (763,790)          (90,320)
     Realized gain distribution received....................         345,847           181,795           565,414           417,049
     Change in unrealized appreciation (depreciation) on
       investments..........................................       3,096,474        (3,953,723)        6,111,208        (9,341,741)
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       3,401,334        (3,837,206)        6,519,377        (8,993,712)
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       2,499,288         2,619,315         5,525,397         5,697,468
     Cost of insurance......................................      (1,141,677)         (904,603)       (2,162,019)       (1,872,930)
     Policyowners' surrenders...............................        (645,063)         (277,888)       (1,402,588)       (1,004,699)
     Net transfers from (to) Fixed Account..................          45,003           600,619          (336,359)        1,433,714
     Transfers between Investment Divisions.................       2,383,278         2,785,068         1,386,388         4,564,773
     Policyowners' death benefits...........................          (1,367)          (36,792)         (206,613)          (33,757)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................       3,139,462         4,785,719         2,804,206         8,784,569
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (591)            1,666            (1,050)            4,121
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       6,540,205           950,179         9,322,533          (205,022)
NET ASSETS:
     Beginning of year......................................      12,677,487        11,727,308        21,518,805        21,723,827
                                                                 -----------       -----------       -----------       -----------
     End of year............................................     $19,217,692       $12,677,487       $30,841,338       $21,518,805
                                                                 ===========       ===========       ===========       ===========




Not all investment divisions are available under all policies.

(b) For the period November 20, 2009 (Commencement of Investments) through December 31, 2009.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I












              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
           LARGE CAP GROWTH--              MID CAP CORE--               MID CAP GROWTH--              MID CAP VALUE--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------



       $  (120,175)  $   (112,962)   $   (85,991)  $    (77,065)  $    (81,295)  $   (219,467)  $    972,039   $    379,777
          (411,229)       115,096     (2,309,023)         5,720    (10,332,536)       687,364    (13,219,896)       (39,677)
                --             --             --      3,758,648        529,048      3,881,114             --      4,908,161

         8,171,762    (11,410,002)    11,424,134    (19,446,473)    17,180,516    (25,807,396)    17,335,806    (18,082,571)
       -----------   ------------    -----------   ------------   ------------   ------------   ------------   ------------

         7,640,358    (11,407,868)     9,029,120    (15,759,170)     7,295,733    (21,458,385)     5,087,949    (12,834,310)
       -----------   ------------    -----------   ------------   ------------   ------------   ------------   ------------

         3,921,590      4,288,705      4,739,527      5,752,807      4,714,847      7,222,259      3,574,003      5,759,586
        (1,783,146)    (1,692,697)    (2,020,723)    (1,945,492)    (2,217,846)    (2,737,437)    (1,869,405)    (2,285,179)
        (1,886,820)    (1,100,757)    (1,540,002)    (1,392,526)    (1,227,526)    (2,205,819)    (1,723,574)    (1,738,630)
          (501,797)      (181,237)      (802,187)      (818,424)      (573,614)      (839,301)      (693,762)      (905,286)
         1,500,906      1,815,493     31,370,159     (1,395,740)   (33,750,429)    (1,745,384)   (29,769,823)    (2,606,927)
           (28,342)       (20,039)       (55,091)       (27,038)      (112,457)       (27,990)       (74,176)      (133,978)
       -----------   ------------    -----------   ------------   ------------   ------------   ------------   ------------
         1,222,391      3,109,468     31,691,683        173,587    (33,167,025)      (333,672)   (30,556,737)    (1,910,414)
       -----------   ------------    -----------   ------------   ------------   ------------   ------------   ------------


            (1,533)         6,312         (1,213)         7,556         (1,004)        10,346           (629)         7,885
       -----------   ------------    -----------   ------------   ------------   ------------   ------------   ------------
         8,861,216     (8,292,088)    40,719,590    (15,578,027)   (25,872,296)   (21,781,711)   (25,469,417)   (14,736,839)

        18,623,290     26,915,378     21,502,620     37,080,647     25,872,296     47,654,007     25,469,417     40,206,256
       -----------   ------------    -----------   ------------   ------------   ------------   ------------   ------------
       $27,484,506   $ 18,623,290    $62,222,210   $ 21,502,620   $         --   $ 25,872,296   $         --   $ 25,469,417
       ===========   ============    ===========   ============   ============   ============   ============   ============







              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            S&P 500 INDEX--              SMALL CAP GROWTH--             U.S. SMALL CAP--                  VALUE--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008          2009(B)         2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------



      $  4,235,797   $   4,317,709  $    (33,185)  $    (94,332)   $   (36,296)       $--            $--       $  1,858,779
        (3,890,508)      1,789,928    (8,711,496)      (656,513)         2,175         --             --         (2,737,504)
                --              --            --      3,531,089             --         --             --         11,062,408

        44,063,105    (115,062,040)   11,178,185    (10,970,034)       653,085         --             --        (11,196,203)
      ------------   -------------  ------------   ------------    -----------        ---            ---       ------------

        44,408,394    (108,954,403)    2,433,504     (8,189,790)       618,964         --             --         (1,012,520)
      ------------   -------------  ------------   ------------    -----------        ---            ---       ------------

        26,255,974      31,980,425     2,342,218      3,559,279        271,952         --             --          3,730,480
       (15,777,461)    (16,930,482)     (949,268)    (1,191,345)       (93,444)        --             --         (1,767,409)
       (10,346,300)    (13,312,962)     (853,202)    (1,166,479)      (158,758)        --             --         (1,845,984)
        (4,628,086)      8,137,402      (310,052)      (493,452)       (32,344)        --             --           (870,077)
        (4,535,331)     (6,780,107)  (14,762,694)      (527,789)    14,051,210         --             --        (79,611,226)
          (673,258)       (604,333)      (47,659)       (14,574)            --         --             --            (31,778)
      ------------   -------------  ------------   ------------    -----------        ---            ---       ------------
        (9,704,462)      2,489,943   (14,580,657)       165,640     14,038,616         --             --        (80,395,994)
      ------------   -------------  ------------   ------------    -----------        ---            ---       ------------


            (9,017)         77,321          (226)         3,826            (66)        --             --              4,370
      ------------   -------------  ------------   ------------    -----------        ---            ---       ------------
        34,694,915    (106,387,139)  (12,147,379)    (8,020,324)    14,657,514         --             --        (81,404,144)

       179,983,783     286,370,922    12,147,379     20,167,703             --         --             --         81,404,144
      ------------   -------------  ------------   ------------    -----------        ---            ---       ------------
      $214,678,698   $ 179,983,783  $         --   $ 12,147,379    $14,657,514        $--            $--       $         --
      ============   =============  ============   ============    ===========        ===            ===       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008



                                                                           AIM V.I.                         ALGER AMERICAN
                                                                         INTERNATIONAL                          CAPITAL
                                                                         GROWTH FUND--                      APPRECIATION--
                                                                        SERIES I SHARES                     CLASS O SHARES
                                                               --------------------------------    --------------------------------
                                                                    2009             2008(A)            2009              2008
                                                               --------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   21,689        $    7,026        $       --         $      --
     Net realized gain (loss) on investments................       (131,342)          (43,505)         (120,905)              776
     Realized gain distribution received....................             --            24,473                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        696,175          (419,378)          493,964          (488,657)
                                                                 ----------        ----------        ----------         ---------
       Net increase (decrease) in net assets resulting from
          operations........................................        586,522          (431,384)          373,059          (487,881)
                                                                 ----------        ----------        ----------         ---------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        282,546            85,271            67,959           409,797
     Cost of insurance......................................       (106,446)          (29,216)          (46,542)          (52,806)
     Policyowners' surrenders...............................       (116,964)           (1,363)         (185,881)          (10,936)
     Net transfers from (to) Fixed Account..................        109,572           192,367            (2,081)          185,353
     Transfers between Investment Divisions.................        450,961         1,501,699           156,269           164,328
     Policyowners' death benefits...........................             --                --                --                --
                                                                 ----------        ----------        ----------         ---------
       Net contributions and (withdrawals)..................        619,669         1,748,758           (10,276)          695,736
                                                                 ----------        ----------        ----------         ---------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (115)               82                --                --
                                                                 ----------        ----------        ----------         ---------
          Increase (decrease) in net assets.................      1,206,076         1,317,456           362,783           207,855
NET ASSETS:
     Beginning of year......................................      1,317,456                --           696,556           488,701
                                                                 ----------        ----------        ----------         ---------
     End of year............................................     $2,523,532        $1,317,456        $1,059,339         $ 696,556
                                                                 ==========        ==========        ==========         =========






                                                                           AMERICAN
                                                                          CENTURY VP                          CVS CALVERT
                                                                            VALUE--                         SOCIAL BALANCED
                                                                           CLASS II                            PORTFOLIO
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  48,283         $  17,425        $   55,238        $    87,312
     Net realized gain (loss) on investments................       (231,075)          (16,798)         (155,186)           (45,365)
     Realized gain distribution received....................             --            98,856                --             62,325
     Change in unrealized appreciation (depreciation) on
       investments..........................................        316,639          (356,936)          871,848         (1,642,776)
                                                                  ---------         ---------        ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        133,847          (257,453)          771,900         (1,538,504)
                                                                  ---------         ---------        ----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         59,970            83,885           533,916            630,818
     Cost of insurance......................................        (32,218)          (31,396)         (278,019)          (293,621)
     Policyowners' surrenders...............................        (81,641)               --          (265,844)          (285,829)
     Net transfers from (to) Fixed Account..................        (18,429)            8,104          (119,586)           (97,673)
     Transfers between Investment Divisions.................        (18,012)          297,074          (161,460)           104,114
     Policyowners' death benefits...........................             --                --           (12,356)            (4,821)
                                                                  ---------         ---------        ----------        -----------
       Net contributions and (withdrawals)..................        (90,330)          357,667          (303,349)            52,988
                                                                  ---------         ---------        ----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --                --              (176)               840
                                                                  ---------         ---------        ----------        -----------
          Increase (decrease) in net assets.................         43,517           100,214           468,375         (1,484,676)
NET ASSETS:
     Beginning of year......................................        942,807           842,593         3,347,643          4,832,319
                                                                  ---------         ---------        ----------        -----------
     End of year............................................      $ 986,324         $ 942,807        $3,816,018        $ 3,347,643
                                                                  =========         =========        ==========        ===========




Not all investment divisions are available under all policies.

(a) For the period May 9, 2008 (Commencement of Investments) through December 31, 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I










                                         ALLIANCEBERNSTEIN                  AMERICAN                      AMERICAN
             ALGER AMERICAN              VPS SMALL/MID CAP                 CENTURY VP                    CENTURY VP
           SMALLCAP GROWTH--             VALUE PORTFOLIO--           INFLATION PROTECTION--           INTERNATIONAL--
             CLASS O SHARES                CLASS A SHARES                   CLASS II                      CLASS II
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009          2008(A)         2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------



       $  (175,274)  $   (235,625)   $    7,291     $   (1,672)     $  2,213       $  4,961      $   23,168     $    11,140
           714,685      1,650,850      (125,754)       (21,393)          268            273         (71,594)       (380,792)
                --        561,673        70,891             --            --             --              --         164,256

        10,716,625    (26,254,591)      722,190       (184,246)       10,282         (8,304)        416,571        (894,663)
       -----------   ------------    ----------     ----------      --------       --------      ----------     -----------

        11,256,036    (24,277,693)      674,618       (207,311)       12,763         (3,070)        368,145      (1,100,059)
       -----------   ------------    ----------     ----------      --------       --------      ----------     -----------

         3,819,493      5,086,705       391,075         96,289        24,801         24,044         117,924         438,826
        (2,269,093)    (2,507,840)     (113,762)       (23,833)      (12,889)       (14,217)        (75,034)        (93,947)
        (1,605,123)    (1,970,369)      (25,672)        (7,113)           --             --          (1,734)           (540)
          (824,626)    (1,284,304)       66,651        218,137          (851)           631           1,079         333,874
        (1,184,144)    (2,489,804)      663,077        917,364       (30,920)        53,335          17,567      (1,208,185)
           (49,941)       (57,022)           --             --            --             --              --              --
       -----------   ------------    ----------     ----------      --------       --------      ----------     -----------
        (2,113,434)    (3,222,634)      981,369      1,200,844       (19,859)        63,793          59,802        (529,972)
       -----------   ------------    ----------     ----------      --------       --------      ----------     -----------


            (2,475)        17,940           (77)            20            --             --              --              --
       -----------   ------------    ----------     ----------      --------       --------      ----------     -----------
         9,140,127    (27,482,387)    1,655,910        993,553        (7,096)        60,723         427,947      (1,630,031)

        26,186,724     53,669,111       993,553             --       135,939         75,216       1,100,027       2,730,058
       -----------   ------------    ----------     ----------      --------       --------      ----------     -----------
       $35,326,851   $ 26,186,724    $2,649,463     $  993,553      $128,843       $135,939      $1,527,974     $ 1,100,027
       ===========   ============    ==========     ==========      ========       ========      ==========     ===========






                                                                           DWS DREMAN
               DREYFUS IP                   DREYFUS VIF               SMALL MID CAP VALUE             FIDELITY(R) VIP
          TECHNOLOGY GROWTH--           DEVELOPING LEADERS--              VIP--CLASS A                CONTRAFUND(R)--
             INITIAL SHARES                INITIAL SHARES                    SHARES                    INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009          2008(A)         2009           2008
     -----------------------------------------------------------------------------------------------------------------------



       $    (8,404)   $   (51,859)   $   17,124     $    9,587     $    4,855      $   (454)    $  1,162,592   $    778,743
          (323,908)       (18,715)      (99,108)       (17,006)        (8,990)      (19,045)      (5,766,970)    (1,672,335)
                --             --            --         57,442             --            --           38,676      5,069,541

         4,140,116     (4,830,688)      351,091       (547,556)       206,772       (30,573)      46,952,629    (97,794,930)
       -----------    -----------    ----------     ----------     ----------      --------     ------------   ------------

         3,807,804     (4,901,262)      269,107       (497,533)       202,637       (50,072)      42,386,927    (93,618,981)
       -----------    -----------    ----------     ----------     ----------      --------     ------------   ------------

         1,469,595      1,869,069        98,165        129,418        177,179        45,164       18,811,058     24,319,537
          (914,403)    (1,048,913)      (17,661)       (19,820)       (52,579)      (12,827)     (10,248,173)   (10,978,412)
          (983,041)      (560,643)         (108)       (12,478)       (14,246)       (2,917)      (7,684,854)    (8,342,051)
          (245,692)      (237,415)       (8,516)        94,614         43,333        66,303       (3,055,276)    (2,365,243)
           886,355        372,486       (56,344)       111,027        328,488       281,400       (3,432,289)    (1,508,697)
           (16,428)        (2,808)           --             --             --            --         (628,121)      (345,641)
       -----------    -----------    ----------     ----------     ----------      --------     ------------   ------------
           196,386        391,776        15,536        302,761        482,175       377,123       (6,237,655)       779,493
       -----------    -----------    ----------     ----------     ----------      --------     ------------   ------------


              (631)         2,613            --             --            (27)            3           (9,330)        63,950
       -----------    -----------    ----------     ----------     ----------      --------     ------------   ------------
         4,003,559     (4,506,873)      284,643       (194,772)       684,785       327,054       36,139,942    (92,775,538)

         6,841,926     11,348,799       966,202      1,160,974        327,054            --      124,926,092    217,701,630
       -----------    -----------    ----------     ----------     ----------      --------     ------------   ------------
       $10,845,485    $ 6,841,926    $1,250,845     $  966,202     $1,011,839      $327,054     $161,066,034   $124,926,092
       ===========    ===========    ==========     ==========     ==========      ========     ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008





                                                                        FIDELITY(R) VIP                     FIDELITY(R) VIP
                                                                        EQUITY-INCOME--                        GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   805,216      $  1,208,468       $   11,295        $    30,337
     Net realized gain (loss) on investments................      (3,341,256)       (1,394,655)        (137,332)            (9,442)
     Realized gain distribution received....................              --            61,898            2,221                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      14,611,034       (31,764,650)         753,487         (1,734,879)
                                                                 -----------      ------------       ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      12,074,994       (31,888,939)         629,671         (1,713,984)
                                                                 -----------      ------------       ----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       7,102,667         9,200,415           88,943            150,141
     Cost of insurance......................................      (3,475,914)       (3,880,355)         (40,050)           (42,615)
     Policyowners' surrenders...............................      (2,278,294)       (2,601,995)         (42,678)            (7,798)
     Net transfers from (to) Fixed Account..................      (1,272,601)       (1,038,480)          (5,598)           616,692
     Transfers between Investment Divisions.................        (823,801)       (1,910,958)        (131,366)         1,119,557
     Policyowners' death benefits...........................        (201,512)         (244,112)              --                 --
                                                                 -----------      ------------       ----------        -----------
       Net contributions and (withdrawals)..................        (949,455)         (475,485)        (130,749)         1,835,977
                                                                 -----------      ------------       ----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (2,443)           20,472               --                 --
                                                                 -----------      ------------       ----------        -----------
          Increase (decrease) in net assets.................      11,123,096       (32,343,952)         498,922            121,993
NET ASSETS:
     Beginning of year......................................      42,057,669        74,401,621        2,379,197          2,257,204
                                                                 -----------      ------------       ----------        -----------
     End of year............................................     $53,180,765      $ 42,057,669       $2,878,119        $ 2,379,197
                                                                 ===========      ============       ==========        ===========





                                                                          JANUS ASPEN                         JANUS ASPEN
                                                                     BALANCED PORTFOLIO--               ENTERPRISE PORTFOLIO--
                                                                     INSTITUTIONAL SHARES                INSTITUTIONAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  2,653,332      $  2,477,767       $       --        $    2,929
     Net realized gain (loss) on investments................         154,605           733,155         (444,987)           25,857
     Realized gain distribution received....................       4,125,026         8,243,942               --            39,835

     Change in unrealized appreciation (depreciation) on
       investments..........................................      17,592,491       (31,848,265)         661,442          (678,462)
                                                                ------------      ------------       ----------        ----------

       Net increase (decrease) in net assets resulting from
          operations........................................      24,525,454       (20,393,401)         216,455          (609,841)
                                                                ------------      ------------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      11,833,912        14,151,047           54,992           317,805
     Cost of insurance......................................      (8,540,755)       (7,792,206)         (40,169)          (32,073)
     Policyowners' surrenders...............................      (6,778,659)       (6,298,384)        (172,416)               --
     Net transfers from (to) Fixed Account..................      (3,182,558)       (3,026,501)         (11,534)           14,221
     Transfers between Investment Divisions.................        (854,792)       (1,409,288)        (301,290)          874,742
     Policyowners' death benefits...........................        (236,471)         (217,267)              --                --
                                                                ------------      ------------       ----------        ----------
       Net contributions and (withdrawals)..................      (7,759,323)       (4,592,599)        (470,417)        1,174,695
                                                                ------------      ------------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (6,272)           15,006               --                --
                                                                ------------      ------------       ----------        ----------
          Increase (decrease) in net assets.................      16,759,859       (24,970,994)        (253,962)          564,854
NET ASSETS:
     Beginning of year......................................     102,133,344       127,104,338        1,026,396           461,542
                                                                ------------      ------------       ----------        ----------
     End of year............................................    $118,893,203      $102,133,344       $  772,434        $1,026,396
                                                                ============      ============       ==========        ==========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I












            FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
              INDEX 500--             INVESTMENT GRADE BOND--              MID CAP--                     OVERSEAS--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------




       $  149,193     $   117,979     $ 80,499       $  32,952     $   21,189     $    15,590    $   88,164     $   128,201
         (344,766)        (85,187)      (3,404)        (17,292)      (138,916)       (222,201)     (128,446)          4,528
           93,347          29,004        3,664             640         15,977         479,278        12,424         427,919

        1,611,090      (1,783,438)      54,443         (53,262)     1,078,100      (1,816,326)      980,804      (2,825,734)
       ----------     -----------     --------       ---------     ----------     -----------    ----------     -----------

        1,508,864      (1,721,642)     135,202         (36,962)       976,350      (1,543,659)      952,946      (2,265,086)
       ----------     -----------     --------       ---------     ----------     -----------    ----------     -----------

          133,877       1,377,815       51,600          53,395        291,612         317,693       227,426         259,226
         (148,139)        (94,884)     (46,282)        (29,022)      (111,213)       (128,739)      (91,571)        (85,953)
         (156,946)           (979)      (7,936)             --         (3,455)         (8,669)     (109,139)           (523)
              110         447,316       (7,470)       (112,032)       (60,806)        109,942           712         228,966
        1,780,637         961,043       (4,650)        188,695         33,313         279,963       351,882         973,685
               --              --           --              --             --              --            --              --
       ----------     -----------     --------       ---------     ----------     -----------    ----------     -----------
        1,609,539       2,690,311      (14,738)        101,036        149,451         570,190       379,310       1,375,401
       ----------     -----------     --------       ---------     ----------     -----------    ----------     -----------


               --              --           --              --             --              --            --              --
       ----------     -----------     --------       ---------     ----------     -----------    ----------     -----------
        3,118,403         968,669      120,464          64,074      1,125,801        (973,469)    1,332,256        (889,685)

        3,786,827       2,818,158      859,533         795,459      2,460,085       3,433,554     3,329,136       4,218,821
       ----------     -----------     --------       ---------     ----------     -----------    ----------     -----------
       $6,905,230     $ 3,786,827     $979,997       $ 859,533     $3,585,886     $ 2,460,085    $4,661,392     $ 3,329,136
       ==========     ===========     ========       =========     ==========     ===========    ==========     ===========





              JANUS ASPEN                      MFS(R)                        MFS(R)                        MFS(R)
         WORLDWIDE PORTFOLIO--        INVESTORS TRUST SERIES--       NEW DISCOVERY SERIES--          RESEARCH SERIES--
          INSTITUTIONAL SHARES             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------



       $   612,451   $    596,061     $  1,930       $  1,459      $       --      $      --      $  1,398       $    505
        (6,625,304)    (3,942,687)     (36,425)       (13,836)       (137,830)        (2,407)      (17,515)          (543)

                --             --           --         12,046              --        161,693            --             --

        29,172,596    (50,552,915)      56,675        (90,504)        698,845       (638,769)       41,485        (51,047)
       -----------   ------------     --------       --------      ----------      ---------      --------       --------

        23,159,743    (53,899,541)      22,180        (90,835)        561,015       (479,483)       25,368        (51,085)
       -----------   ------------     --------       --------      ----------      ---------      --------       --------

        11,080,784     13,453,100        3,880          4,959          11,298        146,352         5,857          6,907
        (6,095,658)    (6,484,449)      (8,187)        (7,888)        (23,937)       (20,817)       (7,635)        (6,540)
        (4,985,606)    (5,551,011)        (839)            --              --             --            --             --
        (1,826,488)    (2,036,684)          --          2,008              (4)       251,522            --             --
        (1,116,043)    (3,497,623)     (48,566)        37,456          24,567        483,280       (24,133)        51,341
          (109,979)      (127,623)          --             --              --             --            --             --
       -----------   ------------     --------       --------      ----------      ---------      --------       --------
        (3,052,990)    (4,244,290)     (53,712)        36,535          11,924        860,337       (25,911)        51,708
       -----------   ------------     --------       --------      ----------      ---------      --------       --------


            (7,130)        40,866           --             --              --             --            --             --
       -----------   ------------     --------       --------      ----------      ---------      --------       --------
        20,099,623    (58,102,965)     (31,532)       (54,300)        572,939        380,854          (543)           623

        64,854,468    122,957,433      149,036        203,336         904,376        523,522       111,214        110,591
       -----------   ------------     --------       --------      ----------      ---------      --------       --------
       $84,954,091   $ 64,854,468     $117,504       $149,036      $1,477,315      $ 904,376      $110,671       $111,214
       ===========   ============     ========       ========      ==========      =========      ========       ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008




                                                                                                           NEUBERGER BERMAN
                                                                            MFS(R)                            AMT MID-CAP
                                                                      UTILITIES SERIES--                  GROWTH PORTFOLIO--
                                                                         INITIAL CLASS                          CLASS I
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  169,907        $     6,619        $     --          $      --
     Net realized gain (loss) on investments................       (444,178)          (273,062)        (78,131)            20,998
     Realized gain distribution received....................             --            113,540              --                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      1,613,719           (956,689)        169,514           (183,606)
                                                                 ----------        -----------        --------          ---------
       Net increase (decrease) in net assets resulting from
          operations........................................      1,339,448         (1,109,592)         91,383           (162,608)
                                                                 ----------        -----------        --------          ---------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      1,197,689            726,463          14,150             26,104
     Cost of insurance......................................       (376,545)          (166,098)        (12,172)           (18,349)
     Policyowners' surrenders...............................       (169,155)           (76,336)        (76,652)              (448)
     Net transfers from (to) Fixed Account..................        224,805            504,848              --             43,089
     Transfers between Investment Divisions.................      1,323,326          1,253,319         (19,718)           329,108
     Policyowners' death benefits...........................         (2,194)                --              --                 --
                                                                 ----------        -----------        --------          ---------
       Net contributions and (withdrawals)..................      2,197,926          2,242,196         (94,392)           379,504
                                                                 ----------        -----------        --------          ---------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (154)               137              --                 --
                                                                 ----------        -----------        --------          ---------
          Increase (decrease) in net assets.................      3,537,220          1,132,741          (3,009)           216,896
NET ASSETS:
     Beginning of year......................................      2,761,653          1,628,912         399,539            182,643
                                                                 ----------        -----------        --------          ---------
     End of year............................................     $6,298,873        $ 2,761,653        $396,530          $ 399,539
                                                                 ==========        ===========        ========          =========






                                                                             ROYCE                               ROYCE
                                                                           MICRO-CAP                           SMALL-CAP
                                                                          PORTFOLIO--                         PORTFOLIO--
                                                                       INVESTMENT CLASS                    INVESTMENT CLASS
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (43,733)      $   172,562       $  (38,100)       $    13,633
     Net realized gain (loss) on investments................        (645,712)         (243,117)        (628,125)          (205,306)
     Realized gain distribution received....................              --           893,867               --            560,585
     Change in unrealized appreciation (depreciation) on
       investments..........................................       4,352,343        (4,683,786)       2,794,511         (2,230,992)
                                                                 -----------       -----------       ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       3,662,898        (3,860,474)       2,128,286         (1,862,080)
                                                                 -----------       -----------       ----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,745,602         2,039,580        1,377,802          1,372,913
     Cost of insurance......................................        (647,983)         (585,065)        (554,787)          (455,748)
     Policyowners' surrenders...............................        (237,679)         (237,189)        (288,815)          (177,221)
     Net transfers from (to) Fixed Account..................          (2,858)           83,711           (7,277)           142,185
     Transfers between Investment Divisions.................         744,550           535,363           85,813          1,941,841
     Policyowners' death benefits...........................          (3,979)          (13,850)         (11,821)            (8,664)
                                                                 -----------       -----------       ----------        -----------
       Net contributions and (withdrawals)..................       1,597,653         1,822,550          600,915          2,815,306
                                                                 -----------       -----------       ----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (621)            1,359             (307)               531
                                                                 -----------       -----------       ----------        -----------
          Increase (decrease) in net assets.................       5,259,930        (2,036,565)       2,728,894            953,757
NET ASSETS:
     Beginning of year......................................       5,523,614         7,560,179        5,568,040          4,614,283
                                                                 -----------       -----------       ----------        -----------
     End of year............................................     $10,783,544       $ 5,523,614       $8,296,934        $ 5,568,040
                                                                 ===========       ===========       ==========        ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











                 PIMCO                         PIMCO                         PIMCO                         PIMCO
             GLOBAL BOND--                 LOW DURATION--                REAL RETURN--                 TOTAL RETURN--
             ADMINISTRATIVE                ADMINISTRATIVE                ADMINISTRATIVE                ADMINISTRATIVE
              CLASS SHARES                  CLASS SHARES                  CLASS SHARES                  CLASS SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------



        $  5,928       $  4,763       $  4,719        $   836       $  7,958       $  6,538      $   73,221      $ 30,533
          (2,858)          (249)           111           (290)        42,179         59,711         318,695        44,316
          16,242             --         17,889            301         10,403            426          48,201        15,489

           7,062        (12,842)        (5,618)        (1,592)       (17,374)       (97,103)       (254,618)      (59,665)
        --------       --------       --------        -------       --------       --------      ----------      --------

          26,374         (8,328)        17,101           (745)        43,166        (30,428)        185,499        30,673
        --------       --------       --------        -------       --------       --------      ----------      --------

          10,948         18,387          5,514          2,568         38,003         30,433          41,849        72,402
         (13,937)       (11,738)        (5,317)        (1,301)       (39,126)       (20,707)        (66,101)      (28,384)
            (839)            --             --             --             --             --              --          (344)

          (1,021)         4,611             --          1,836             --         (6,791)           (878)       70,389
         (45,367)       134,014        362,759         16,034        (13,987)       184,367         359,406       411,507
              --             --             --             --             --             --              --            --
        --------       --------       --------        -------       --------       --------      ----------      --------
         (50,216)       145,274        362,956         19,137        (15,110)       187,302         334,276       525,570
        --------       --------       --------        -------       --------       --------      ----------      --------


              --             --             --             --             --             --              --            --
        --------       --------       --------        -------       --------       --------      ----------      --------
         (23,842)       136,946        380,057         18,392         28,056        156,874         519,775       556,243

         213,706         76,760         18,392             --        247,987         91,113         969,504       413,261
        --------       --------       --------        -------       --------       --------      ----------      --------
        $189,864       $213,706       $398,449        $18,392       $276,043       $247,987      $1,489,279      $969,504
        ========       ========       ========        =======       ========       ========      ==========      ========






                                                                                                          VAN ECK
             T. ROWE PRICE                 T. ROWE PRICE                    VAN ECK                      WORLDWIDE
             EQUITY INCOME               LIMITED-TERM BOND                 WORLDWIDE                       MULTI-
               PORTFOLIO                     PORTFOLIO                    HARD ASSETS               MANAGER ALTERNATIVES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2009           2008           2009           2008           2009           2008           2009           2008
     -----------------------------------------------------------------------------------------------------------------------


       $   695,025   $  1,123,154     $ 21,769       $ 19,177      $   (97,744)  $    (98,475)   $    2,345      $    444
        (2,297,468)        25,772         (853)        (3,338)      (1,131,750)       115,219        (2,730)         (838)
                --      1,886,323           --             --          138,482      5,219,203        49,252        14,220


        12,542,628    (29,565,423)      26,601        (11,697)      14,497,832    (24,321,068)       73,521       (98,351)
       -----------   ------------     --------       --------      -----------   ------------    ----------      --------


        10,940,185    (26,530,174)      47,517          4,142       13,406,820    (19,085,121)      122,388       (84,525)
       -----------   ------------     --------       --------      -----------   ------------    ----------      --------

         7,201,198     10,940,493      118,464        124,876        6,166,448      6,953,675       107,880       112,637
        (3,314,191)    (3,647,886)     (29,278)       (26,444)      (2,685,527)    (2,605,378)      (18,053)      (14,003)
        (2,453,992)    (2,812,336)          --             --       (1,368,217)    (1,015,626)       (1,279)           --
        (1,451,022)    (1,017,599)         853         21,949         (361,475)       (46,020)        1,093        49,868
        (1,885,808)    (1,887,973)      39,264        168,057        3,171,140      2,401,802       262,079        85,994
          (146,922)      (534,090)          --             --         (118,097)       (35,491)           --            --
       -----------   ------------     --------       --------      -----------   ------------    ----------      --------
        (2,050,737)     1,040,609      129,303        288,438        4,804,272      5,652,962       351,720       234,496
       -----------   ------------     --------       --------      -----------   ------------    ----------      --------




            (1,547)        14,847           --             --           (2,194)         3,968            --            --
       -----------   ------------     --------       --------      -----------   ------------    ----------      --------
         8,887,901    (25,474,718)     176,820        292,580       18,208,898    (13,428,191)      474,108       149,971

        46,045,254     71,519,972      567,252        274,672       21,711,829     35,140,020       627,246       477,275
       -----------   ------------     --------       --------      -----------   ------------    ----------      --------
       $54,933,155   $ 46,045,254     $744,072       $567,252      $39,920,727   $ 21,711,829    $1,101,354      $627,246
       ===========   ============     ========       ========      ===========   ============    ==========      ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008




                                                                         VAN KAMPEN'S                        VAN KAMPEN'S
                                                                         UIF EMERGING                        UIF EMERGING
                                                                   MARKETS DEBT PORTFOLIO--           MARKETS EQUITY PORTFOLIO--
                                                                            CLASS I                             CLASS I
                                                               --------------------------------    --------------------------------
                                                                    2009              2008              2009              2008
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $ 49,328          $  42,116        $  (268,787)     $   (363,845)
     Net realized gain (loss) on investments................       (14,188)            (4,225)          (325,948)        3,223,593
     Realized gain distribution received....................            --             24,309                 --        18,595,350
     Change in unrealized appreciation (depreciation) on
       investments..........................................       127,098           (159,781)        24,396,925       (68,423,731)
                                                                  --------          ---------        -----------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................       162,238            (97,581)        23,802,190       (46,968,633)
                                                                  --------          ---------        -----------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        47,036            201,642          7,082,402         9,018,829
     Cost of insurance......................................       (26,198)           (20,875)        (3,616,622)       (3,982,275)
     Policyowners' surrenders...............................        (7,168)                --         (2,339,003)       (2,614,146)
     Net transfers from (to) Fixed Account..................        (2,168)            33,977         (1,186,956)       (1,639,662)
     Transfers between Investment Divisions.................        18,309            121,278            810,267        (2,993,339)
     Policyowners' death benefits...........................            --                 --            (61,296)          (83,402)
                                                                  --------          ---------        -----------      ------------
       Net contributions and (withdrawals)..................        29,811            336,022            688,792        (2,293,995)
                                                                  --------          ---------        -----------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                 --             (6,937)           30,928
                                                                  --------          ---------        -----------      ------------
          Increase (decrease) in net assets.................       192,049            238,441         24,484,045       (49,231,700)
NET ASSETS:
     Beginning of year......................................       552,331            313,890         34,991,357        84,223,057
                                                                  --------          ---------        -----------      ------------
     End of year............................................      $744,380          $ 552,331        $59,475,402      $ 34,991,357
                                                                  ========          =========        ===========      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











              VAN KAMPEN'S
          UIF U.S. REAL ESTATE
              PORTFOLIO--
                CLASS I
     -----------------------------
          2009           2008
     -----------------------------




       $   88,414     $    54,519
         (666,956)       (686,136)
               --         608,443


        1,127,678      (1,040,037)
       ----------     -----------


          549,136      (1,063,211)
       ----------     -----------

          482,996         232,325
         (191,960)        (85,028)
          (25,380)        (40,342)
           12,340         176,686
         (760,023)      2,491,110
               --              --
       ----------     -----------
         (482,027)      2,774,751
       ----------     -----------





              (54)             47
       ----------     -----------
           67,055       1,711,587

        2,592,047         880,460
       ----------     -----------

       $2,659,102     $ 2,592,047
       ==========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Variable Universal Life Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL")--Series
1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000")--Series 1 and Single Premium Variable Universal Life ("SPVUL")--Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000")--Series 2, Single Premium Variable Universal Life ("SPVUL")--Series 2 and 3, Legacy Creator Single Premium Variable Universal Life (Legacy Creator SPVUL), Survivorship Variable Universal Life ("SVUL")--Series 2, Variable Universal Life Provider ("VUL Provider")), Variable Universal Life Accumulator ("VUL Accumulator"), and Survivorship Variable Universal Life Accumulator ("SVUL Accumulator"). Sales of VUL were discontinued on September 28, 1999, or the date VUL 2000 was approved in a jurisdiction that had not approved new products by Sept 28, 1999. Sales of VUL Provider, VUL 2000 and SVUL were discontinued on May 23, 2008, or the date New York Life Variable Universal Life Accumulator (VUL Accumulator) and New York Life Survivorship Variable Universal Life Accumulator (SVUL Accumulator) were approved in a jurisdiction that had not approved the new products by May 23, 2008. Sales of Pinnacle SVUL and Pinnacle VUL were discontinued on May 23, 2008 in all jurisdictions. Sales of SPVUL AD103 were discontinued on January 1, 2009 in all jurisdictions.

     All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2, Pinnacle SVUL and SVUL Accumulator policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of VUL Separate Account-1, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund Inc., the AIM Variable Insurance Funds, the Alger American Fund, the AllianceBernstein(R) Variable Products Series Fund, Inc., the American Century Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the DWS Variable Series II, the Fidelity(R) Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account, DCA Plus Account, DCA Extra Account and the Enhanced DCA Fixed Account represent the general assets of NYLIAC. NYLIAC's Fixed Account, DCA Plus Account, DCA Extra Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord Abbett & Company, LLC, and Winslow Capital Management, Inc., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc. Effective January 2, 2009, Madison Square Investors LLC ("MSI") was added as a subadviser. The firm was established in January 2009 as an independent investment adviser and previously operated as an investment management division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

     The following Investment Divisions, with their respective Fund Portfolios, are available in this Separate Account:

MainStay VP Balanced
MainStay VP Bond
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Conservative Allocation
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP Growth Allocation
MainStay VP Growth Equity(2)
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity(1)
MainStay VP Income Builder(3)
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core(1)
MainStay VP Moderate Allocation
MainStay VP Moderate Growth Allocation
MainStay VP S&P 500 Index
MainStay VP U.S. Small Cap(1)
AIM V.I. International Growth Fund--Series I Shares
Alger American Capital Appreciation--Class O Shares(4)
Alger American SmallCap Growth--Class O Shares(5)
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares American Century VP Inflation Protection--Class II

                                                   NYLIAC VUL SEPARATE ACCOUNT-I




--------------------------------------------------------------------------------

American Century VP International--Class II
American Century VP Value--Class II
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
DWS Dreman Small Mid Cap Value VIP--Class A Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid Cap--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Janus Aspen Balanced Portfolio--Institutional Shares(6)
Janus Aspen Enterprise Portfolio--Institutional Shares(7)
Janus Aspen Worldwide Portfolio--Institutional Shares(8)
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I
PIMCO Global Bond--Administrative Class Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio
Van Eck Worldwide Hard Assets
Van Eck Worldwide Multi-Manager Alternatives(9)
Van Kampen's UIF Emerging Markets Debt Portfolio--Class I
Van Kampen's UIF Emerging Markets Equity Portfolio--Class I
Van Kampen's UIF U.S. Real Estate Portfolio--Class I

Not all investment divisions are available under all policies.

     All investments into the MainStay VP Series funds by VUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

     For SVUL, VUL 2000, SPVUL, Legacy Creator SPVUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. After the Free Look Period, these premium payments are allocated in accordance with the Policyowner's instructions. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider, SVUL, VUL Accumulator and SVUL Accumulator policies issued on and after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account. Legacy Creator SPVUL Policies issued on or after May 15th, 2009, can have the initial premium payment allocated to the 6 months DCA Extra Account.

     In addition, for all SVUL, VUL 2000, SPVUL, Legacy Creator SPVUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

     No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

          Level 1--Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2--Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

--------------------------------------------------------------------------------

          Level 3--Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above are at net asset values ("NAV's"). The NAV's are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     In May 2009, the FASB issued authoritative guidance for subsequent events, which addresses the accounting for and disclosure of subsequent events not addressed in other applicable GAAP, including disclosure of the date through which subsequent events have been evaluated. Subsequent events were evaluated through February 17, 2010, the date the financial statements were issued and there have been no subsequent events that would have a material effect on the accompanying financial statements.

-------

(1) On November 20, 2009, MainStay VP Mid Cap Growth--Initial Class merged with and into MainStay VP Mid Cap Core--Initial Class; MainStay VP Mid Cap Value--Initial Class merged with and into MainStay VP ICAP Select Equity--Initial Class and MainStay VP Small Cap Growth--Initial Class merged with and into MainStay VP U.S. Small Cap--Initial Class (formerly MainStay VP Developing Growth--Initial Class).

(2) Formerly MainStay VP Capital Appreciation--Initial Class.

(3) Formerly MainStay VP Total Return--Initial Class.

(4) Formerly Alger American Leveraged AllCap--Class O Shares.

(5) New allocations to Alger American SmallCap Growth--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(6) Formerly Janus Aspen Series Balanced Portfolio--Institutional Shares.

(7) Formerly Janus Aspen Series Mid Cap Growth Portfolio--Institutional Shares.

(8) Formerly Janus Aspen Series Worldwide Growth Portfolio--Institutional
    Shares.

(9) Formerly Van Eck Worldwide Absolute Return Alternatives Fund.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2009, the investments of VUL Separate Account-I are as follows:





                                                                                  MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP         COMMON
                            BALANCED--          BOND--             CASH             STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          879              2,504            66,833             5,415

Identified cost........       $9,193            $34,433           $66,836          $100,909







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                            ICAP SELECT         INCOME         INTERNATIONAL       LARGE CAP
                             EQUITY--          BUILDER--         EQUITY--          GROWTH--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......        10,614             3,887             4,274             2,135

Identified cost........      $132,933           $61,510           $63,626           $24,447



Investment activity for the year ended December 31, 2009, was as follows:





                                                                                  MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP         COMMON
                            BALANCED--          BOND--             CASH             STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $1,256            $7,063            $23,759           $3,211

Proceeds from sales....        1,325             4,686             37,841            7,177








                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                            ICAP SELECT         INCOME         INTERNATIONAL       LARGE CAP
                             EQUITY--          BUILDER--         EQUITY--          GROWTH--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $34,678           $2,893            $6,878            $4,220

Proceeds from sales....         7,262            5,438             5,726             3,109



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                                                                    MAINSTAY VP
        MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP       HIGH YIELD
       CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH            GROWTH           CORPORATE
       ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--           BOND--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


             658              3,793             1,219             2,001             2,865             7,680            12,442

          $6,482            $38,427           $10,556           $22,365           $27,720          $161,533          $113,563






                                                                                MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
          CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


            6,463              --                --               1,952             3,331             9,512              --

          $68,641             $--               $--             $19,826           $33,382          $215,132             $--








                                                                                                                    MAINSTAY VP
        MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP       HIGH YIELD
       CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH            GROWTH           CORPORATE
       ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--           BOND--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $3,153            $4,207            $4,955            $5,740            $6,502            $ 3,479           $20,884

           1,118             3,579             1,924             6,973             2,184             12,459            10,635







                                                                                MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
          CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $35,280           $ 3,328           $ 2,942           $5,607            $6,840            $13,009           $ 1,689

            3,656            36,047            32,543            1,730             2,849             18,517            16,307

--------------------------------------------------------------------------------








                                                AIM V.I.            ALGER             ALGER
                             MAINSTAY VP      INTERNATIONAL       AMERICAN          AMERICAN
                                U.S.          GROWTH FUND--        CAPITAL          SMALLCAP
                             SMALL CAP--        SERIES I       APPRECIATION--       GROWTH--
                            INITIAL CLASS        SHARES        CLASS O SHARES    CLASS O SHARES
                           --------------------------------------------------------------------


Number of shares.......          1,968               97               23               1,381

Identified cost........        $14,007           $2,245             $981             $27,683





                             DWS DREMAN        FIDELITY(R)       FIDELITY(R)
                            SMALL MID CAP          VIP               VIP           FIDELITY(R)
                                VALUE            CONTRA-           EQUITY-             VIP
                                VIP--           FUND(R)--         INCOME--          GROWTH--
                           CLASS A SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Number of shares.......          102               7,811             3,160               96

Identified cost........         $850            $196,523           $69,916           $3,573








                                                AIM V.I.            ALGER             ALGER
                             MAINSTAY VP      INTERNATIONAL       AMERICAN          AMERICAN
                                U.S.          GROWTH FUND--        CAPITAL          SMALLCAP
                             SMALL CAP--        SERIES I       APPRECIATION--       GROWTH--
                            INITIAL CLASS        SHARES        CLASS O SHARES    CLASS O SHARES
                           --------------------------------------------------------------------


Purchases..............        $14,154           $1,014             $224             $1,354

Proceeds from sales....            149              375              235              3,714





                             DWS DREMAN        FIDELITY(R)       FIDELITY(R)
                            SMALL MID CAP          VIP               VIP           FIDELITY(R)
                                VALUE            CONTRA-           EQUITY-             VIP
                                VIP--           FUND(R)--         INCOME--          GROWTH--
                           CLASS A SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Purchases..............         $714             $ 9,092           $4,515             $107

Proceeds from sales....          212              14,273            4,847              224



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







       ALLIANCEBERN-
           STEIN            AMERICAN           AMERICAN
        VPS SMALL/         CENTURY VP         CENTURY VP         AMERICAN         CVS CALVERT       DREYFUS IP        DREYFUS VIF
       MID CAP VALUE        INFLATION          INTERNA-         CENTURY VP          SOCIAL          TECHNOLOGY        DEVELOPING
        PORTFOLIO--       PROTECTION--         TIONAL--           VALUE--          BALANCED          GROWTH--          LEADERS--
      CLASS A SHARES        CLASS II           CLASS II          CLASS II          PORTFOLIO      INITIAL SHARES    INITIAL SHARES
      ----------------------------------------------------------------------------------------------------------------------------


             196                12                 198               186              2,490            1,086                53

          $2,097              $125              $1,760            $1,096            $ 4,367           $9,489            $1,696





                           FIDELITY(R)                                            JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
        FIDELITY(R)            VIP            FIDELITY(R)       FIDELITY(R)        BALANCED         ENTERPRISE         WORLDWIDE
            VIP            INVESTMENT             VIP               VIP           PORTFOLIO--       PORTFOLIO--       PORTFOLIO--
        INDEX 500--       GRADE BOND--         MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS        SHARES            SHARES            SHARES
      ----------------------------------------------------------------------------------------------------------------------------


               58                 79                140               309             4,426               25              3,246

          $ 6,913           $    968           $  4,069          $  5,860          $105,881            $ 683            $89,954








       ALLIANCEBERN-
           STEIN            AMERICAN           AMERICAN
        VPS SMALL/         CENTURY VP         CENTURY VP         AMERICAN         CVS CALVERT       DREYFUS IP        DREYFUS VIF
       MID CAP VALUE        INFLATION          INTERNA-         CENTURY VP          SOCIAL          TECHNOLOGY        DEVELOPING
        PORTFOLIO--       PROTECTION--         TIONAL--           VALUE--          BALANCED          GROWTH--          LEADERS--
      CLASS A SHARES        CLASS II           CLASS II          CLASS II          PORTFOLIO      INITIAL SHARES    INITIAL SHARES
      ----------------------------------------------------------------------------------------------------------------------------


          $1,493               $35               $194              $180             $   411           $ 2,190           $  125

             444                53                111               222                 659             2,003               93





                           FIDELITY(R)                                            JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
        FIDELITY(R)            VIP            FIDELITY(R)       FIDELITY(R)        BALANCED         ENTERPRISE         WORLDWIDE
            VIP            INVESTMENT             VIP               VIP           PORTFOLIO--       PORTFOLIO--       PORTFOLIO--
        INDEX 500--       GRADE BOND--         MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS        SHARES            SHARES            SHARES
      ----------------------------------------------------------------------------------------------------------------------------


          $ 2,454           $    158           $     387         $     816          $10,937            $ 292            $4,577

              622                 88                 200               340           11,916              763             7,114

--------------------------------------------------------------------------------





                              MFS(R)            MFS(R)
                             INVESTORS            NEW             MFS(R)            MFS(R)
                               TRUST           DISCOVERY         RESEARCH          UTILITIES
                             SERIES--          SERIES--          SERIES--          SERIES--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......           6                110                7                275

Identified cost........        $127             $1,426             $119             $5,543






                              T. ROWE           T. ROWE
                               PRICE             PRICE                              VAN ECK
                              EQUITY         LIMITED-TERM         VAN ECK          WORLDWIDE
                              INCOME             BOND            WORLDWIDE       MULTI-MANAGER
                             PORTFOLIO         PORTFOLIO        HARD ASSETS      ALTERNATIVES
                          --------------------------------------------------------------------


Number of shares.......         3,111             147               1,362              114

Identified cost........       $66,488            $730             $41,988           $1,123







                              MFS(R)            MFS(R)
                             INVESTORS            NEW             MFS(R)            MFS(R)
                               TRUST           DISCOVERY         RESEARCH          UTILITIES
                             SERIES--          SERIES--          SERIES--          SERIES--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............         $ 7              $225               $ 7             $3,171

Proceeds from sales....          59               213                31                810






                              T. ROWE           T. ROWE
                               PRICE             PRICE                              VAN ECK
                              EQUITY         LIMITED-TERM         VAN ECK          WORLDWIDE
                              INCOME             BOND            WORLDWIDE       MULTI-MANAGER
                             PORTFOLIO         PORTFOLIO        HARD ASSETS      ALTERNATIVES
                          --------------------------------------------------------------------


Purchases..............       $4,620             $246             $8,496             $427

Proceeds from sales....        6,040               95              3,664               24



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------





         NEUBERGER           PIMCO             PIMCO                                                 ROYCE             ROYCE
        BERMAN AMT          GLOBAL              LOW              PIMCO             PIMCO           MICRO-CAP         SMALL-CAP
      MID-CAP GROWTH        BOND--          DURATION--       REAL RETURN--    TOTAL RETURN--      PORTFOLIO--       PORTFOLIO--
        PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT
          CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES          CLASS             CLASS
      --------------------------------------------------------------------------------------------------------------------------


             19                15                39                22                137              1,130              952

           $371              $190              $405              $395             $1,811            $11,627           $8,064





                         VAN KAMPEN'S
       VAN KAMPEN'S      UIF EMERGING      VAN KAMPEN'S
       UIF EMERGING         MARKETS          UIF U.S.
       MARKETS DEBT         EQUITY          REAL ESTATE
        PORTFOLIO--       PORTFOLIO--       PORTFOLIO--
          CLASS I           CLASS I           CLASS I
      --------------------------------------------------------------------


             96               4,570              262

           $781             $67,342           $2,853







         NEUBERGER           PIMCO             PIMCO                                                 ROYCE             ROYCE
        BERMAN AMT          GLOBAL              LOW              PIMCO             PIMCO           MICRO-CAP         SMALL-CAP
      MID-CAP GROWTH        BOND--          DURATION--       REAL RETURN--    TOTAL RETURN--      PORTFOLIO--       PORTFOLIO--
        PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT
          CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES          CLASS             CLASS
      --------------------------------------------------------------------------------------------------------------------------


           $ 27               $31              $391               $46              $773             $2,219            $1,778

            122                59                 6                42               319                680             1,242






       VAN KAMPEN'S      VAN KAMPEN'S      VAN KAMPEN'S
       UIF EMERGING      UIF EMERGING        UIF U.S.
       MARKETS DEBT     MARKETS EQUITY      REAL ESTATE
        PORTFOLIO--       PORTFOLIO--       PORTFOLIO--
          CLASS I           CLASS I           CLASS I
      --------------------------------------------------------------------


           $128             $6,201            $1,456

             49              5,810             1,843

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

     - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

     - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, Legacy Creator SPVUL, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

       For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

       For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

       For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

       For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

       For VUL Accumulator and SVUL Accumulator policies, currently 4.75% of any premium payment up to the target premium is deducted in policy years 1-
       10. Once the target premium is reached, 1.75% of any premium payment is deducted. Beginning with the 11th policy year, NYLIAC expects to deduct 4.25% of any premium payments up to the target premium; once the target is reached, 0.75% of any premium payment is deducted in policy years 6-10 and 0.25% of any premium payment is deducted in policy years 11 and beyond. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

       For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

       For Legacy Creator SPVUL policies, the current monthly premium expense charge is deducted at an annualized rate of 2.0% of the adjusted total premium for policy years 11 and beyond. The monthly premium expense charge is guaranteed not to exceed the annual rate of 2.25% of the adjusted total premium. This charge also covers state premium tax and federal tax expenses.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. The changes disclosed below were in effect for each of the five periods presented in the Financial Highlights section. (Not all charges are deducted from all products, as shown below).

     - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL:


                                           MONTHLY                  MONTHLY
                                       CONTRACT CHARGE          CONTRACT CHARGE
POLICY                                  POLICY YEAR 1       SUBSEQUENT POLICY YEARS
------                                 ---------------    ---------------------------
VUL.................................         $ 26         $                         7
SVUL................................           60                                  10
VUL 2000............................           30                                  10
VUL Provider........................           30                                  10
VUL Accumulator.....................           35                   15 in years 2-10;
                                                           10 in years 11 and beyond.
SVUL Accumulator....................           35                   15 in years 2-10;
                                                           10 in years 11 and beyond.
Pinnacle VUL*.......................          100                                  25
Pinnacle SVUL*......................          100                                  25



       -------

       * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

     - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, Legacy Creator SPVUL and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

    For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

    For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

    For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

       For Legacy Creator SPVUL policies, the current asset based administrative charge is deducted monthly at an annualized rate of 2.25% of the policy's cash value for policy years 1 through 10. The monthly asset based administrative charge is guaranteed not to exceed the annual rate of 2.25% of the cash value of the policy. This charge also covers state premium tax and federal tax expenses.

     - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

     - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.


----------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

--------------------------------------------------------------------------------

    For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

    For VUL Accumulator, this charge is based on the insured's age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.

    For SVUL Accumulator, this charge is based on both insured's age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 31 and beyond.

    For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

     - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

     - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
       2)**, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL and VUL Provider policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.

    For VUL Accumulator and SVUL Accumulator policies, the mortality and expense risk charge currently ranges from 0.55% to 0.15% (it declines based on the cash value in the Separate Account and duration). NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator and SVUL Accumulator policies will never exceed an annual rate of 0.75%.

    For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

    For Legacy Creator SPVUL, the current mortality and expense risk charge is deducted monthly at an annual rate of 0.50% of the cash value in the Separate Account. The mortality and expense charge is guaranteed not to exceed the annual rate of 0.75% of the cash value in the Separate Account.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).


----------
  ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

 *** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

     The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, SPVUL and Legacy Creator SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

     For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider, VUL Accumulator and SVUL Accumulator this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000, VUL Provider, VUL Accumulator and SVUL Accumulator the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

     Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

     For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

     For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

     For Legacy Creator SPVUL, the surrender charge is deducted during the first 9 policy years. The surrender charge is assessed on the amount of the cash value withdrawn in any policy year that is in excess of the surrender charge free window. The surrender charge free window is the greater of 10% of the policy cash value (minus any partial withdrawals already taken in that year) or 100% of the policy gain. The surrender charge percentage declines each policy year from 7.50% in the first year to 0% in year 10 and later.

--------------------------------------------------------------------------------

NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.


----------
  ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:






                             MAINSTAY VP           MAINSTAY VP
                             BALANCED--              BOND--              MAINSTAY VP
                            INITIAL CLASS         INITIAL CLASS        CASH MANAGEMENT
                         ------------------    ------------------    ------------------
                           2009       2008       2009       2008       2009       2008
                         --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........     27         33         109         91       3,739      5,833
Units redeemed.........    (57)       (55)        (98)       (94)     (4,836)    (3,490)
                           ---        ---        ----       ----      ------     ------
  Net increase
     (decrease)........    (30)       (22)         11         (3)     (1,097)     2,343
                           ===        ===        ====       ====      ======     ======

GROUP 2 POLICIES
Units issued...........     14         18          83         82       1,456      7,888
Units redeemed.........    (32)       (41)       (101)      (104)     (3,563)    (2,990)
                           ---        ---        ----       ----      ------     ------
  Net increase
     (decrease)........    (18)       (23)        (18)       (22)     (2,107)     4,898
                           ===        ===        ====       ====      ======     ======

GROUP 3 POLICIES
Units issued...........     --         --          49         13       1,151     17,224
Units redeemed.........     --         --          (7)        (7)     (6,459)    (8,918)
                           ---        ---        ----       ----      ------     ------
  Net increase
     (decrease)........     --         --          42          6      (5,308)     8,306
                           ===        ===        ====       ====      ======     ======

GROUP 4 POLICIES
Units issued...........     88        117         100        154      3,595      10,318
Units redeemed.........    (70)       (94)        (82)       (61)     (6,297)    (2,143)
                           ---        ---        ----       ----      ------     ------
  Net increase
     (decrease)........     18         23          18         93      (2,702)     8,175
                           ===        ===        ====       ====      ======     ======




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                                MAINSTAY VP
          MAINSTAY VP          CONSERVATIVE           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
        COMMON STOCK--         ALLOCATION--          CONVERTIBLE--        FLOATING RATE--        GOVERNMENT--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2009       2008       2009       2008       2009       2008       2009       2008       2009       2008
      ----------------------------------------------------------------------------------------------------------

         234        210       137        107          81         51       108         15          62       122
        (384)      (352)      (53)       (40)        (95)       (70)      (36)       (56)        (93)      (78)
        ----       ----       ---        ---        ----       ----       ---        ---        ----       ---
        (150)      (142)       84         67         (14)       (19)       72        (41)        (31)       44
        ====       ====       ===        ===        ====       ====       ===        ===        ====       ===


         351        345        50         66         157        136        79         46          48       121
        (534)      (539)      (12)       (15)       (205)      (243)      (38)       (47)       (103)      (74)
        ----       ----       ---        ---        ----       ----       ---        ---        ----       ---
        (183)      (194)       38         51         (48)      (107)       41         (1)        (55)       47
        ====       ====       ===        ===        ====       ====       ===        ===        ====       ===


           9         22        --         --           7         14        56         26          11        18
         (26)        (5)       --         --         (11)        (3)      (18)       (13)         (7)      (11)
        ----       ----       ---        ---        ----       ----       ---        ---        ----       ---
         (17)        17        --         --          (4)        11        38         13           4         7
        ====       ====       ===        ===        ====       ====       ===        ===        ====       ===


         127        137        71         92         182        164       179         82          78       258
        (117)      (105)      (18)       (11)       (109)       (84)      (49)       (75)       (112)      (95)
        ----       ----       ---        ---        ----       ----       ---        ---        ----       ---
          10         32        53         81          73         80       130          7         (34)      163
        ====       ====       ===        ===        ====       ====       ===        ===        ====       ===


--------------------------------------------------------------------------------









                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                GROWTH                GROWTH              HIGH YIELD
                             ALLOCATION--            EQUITY--          CORPORATE BOND--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2009       2008       2009       2008       2009       2008
                          --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........      194        247       1,032        988       239        162
Units redeemed.........      (96)       (66)     (1,436)    (1,513)     (288)      (363)
                            ----       ----      ------     ------      ----       ----
  Net increase
     (decrease)........       98        181        (404)      (525)      (49)      (201)
                            ====       ====      ======     ======      ====       ====

GROUP 2 POLICIES
Units issued...........      119        137         941        964       276        145
Units redeemed.........      (70)       (41)     (1,315)    (1,308)     (231)      (289)
                            ----       ----      ------     ------      ----       ----
  Net increase
     (decrease)........       49         96        (374)      (344)       45       (144)
                            ====       ====      ======     ======      ====       ====

GROUP 3 POLICIES
Units issued...........       --         --           6         17        12        111
Units redeemed.........       --         --          (6)        (2)      (76)        (9)
                            ----       ----      ------     ------      ----       ----
  Net increase
     (decrease)........       --         --          --         15       (64)       102
                            ====       ====      ======     ======      ====       ====

GROUP 4 POLICIES
Units issued...........      523        544         149        158       559        333
Units redeemed.........     (199)      (141)       (134)      (124)     (246)      (260)
                            ----       ----      ------     ------      ----       ----
  Net increase
     (decrease)........      324        403          15         34       313         73
                            ====       ====      ======     ======      ====       ====




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
          ICAP SELECT             INCOME             INTERNATIONAL           LARGE CAP              MID CAP
           EQUITY--              BUILDER--             EQUITY--              GROWTH--               CORE--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2009       2008       2009       2008       2009       2008       2009       2008       2009       2008
      ----------------------------------------------------------------------------------------------------------


       1,188      3,706        197        198         86         92        211        199        618         73
        (650)      (411)      (355)      (315)      (166)      (212)      (149)       (84)      (104)      (130)
       -----      -----       ----       ----       ----       ----       ----       ----      -----       ----
         538      3,295       (158)      (117)       (80)      (120)        62        115        514        (57)
       =====      =====       ====       ====       ====       ====       ====       ====      =====       ====

       1,001      1,638        148        159         96        116        217        202        715         69
        (387)      (262)      (214)      (243)      (170)      (232)      (262)      (201)      (103)       (99)
       -----      -----       ----       ----       ----       ----       ----       ----      -----       ----
         614      1,376        (66)       (84)       (74)      (116)       (45)         1        612        (30)
       =====      =====       ====       ====       ====       ====       ====       ====      =====       ====

          28         84          2          4         --         --         21         45         --         --
         (28)        (6)        (3)        (1)        --         --        (24)        (3)        --         --
       -----      -----       ----       ----       ----       ----       ----       ----      -----       ----
          --         78         (1)         3         --         --         (3)        42         --         --
       =====      =====       ====       ====       ====       ====       ====       ====      =====       ====

       1,228        994         63         72        250        331        224        219      1,222        238
        (214)      (145)       (74)       (52)      (221)      (231)       (94)       (68)      (157)      (141)
       -----      -----       ----       ----       ----       ----       ----       ----      -----       ----
       1,014        849        (11)        20         29        100        130        151      1,065         97
       =====      =====       ====       ====       ====       ====       ====       ====      =====       ====


--------------------------------------------------------------------------------








                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                MID CAP               MID CAP              MODERATE
                               GROWTH--               VALUE--            ALLOCATION--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2009       2008       2009       2008       2009       2008
                          --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........        81        86          73        91       154        210
Units redeemed.........      (844)     (157)       (883)     (224)      (88)       (51)
                           ------      ----      ------      ----       ---        ---
  Net increase
     (decrease)........      (763)      (71)       (810)     (133)       66        159
                           ======      ====      ======      ====       ===        ===

GROUP 2 POLICIES
Units issued...........        94       106          90       106        98        101
Units redeemed.........      (889)     (148)       (889)     (178)      (49)       (25)
                           ------      ----      ------      ----       ---        ---
  Net increase
     (decrease)........      (795)      (42)       (799)      (72)       49         76
                           ======      ====      ======      ====       ===        ===

GROUP 3 POLICIES
Units issued...........        --        --          --        --        --         --
Units redeemed.........        --        --          --        --        --         --
                           ------      ----      ------      ----       ---        ---
  Net increase
     (decrease)........        --        --          --        --        --         --
                           ======      ====      ======      ====       ===        ===

GROUP 4 POLICIES
Units issued...........       248       310         185       259       293        268
Units redeemed.........    (1,296)     (252)     (1,122)     (215)      (83)       (58)
                           ------      ----      ------      ----       ---        ---
  Net increase
     (decrease)........    (1,048)       58        (937)       44       210        210
                           ======      ====      ======      ====       ===        ===




Not all investment divisions are available under all policies.

(b) For Group 1, 2 and 4 Policies, represents the period November 20, 2009 (Commencement of Investments) through December 31, 2009.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
        MODERATE GROWTH         S&P 500            SMALL CAP          MAINSTAY VP         MAINSTAY VP
         ALLOCATION--           INDEX--            GROWTH--        U.S. SMALL CAP--         VALUE--
         INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
      ------------------  ------------------  ------------------  ------------------  ------------------
        2009       2008     2009       2008     2009       2008   2009(B)      2008     2009       2008
      --------------------------------------------------------------------------------------------------


         187        378       513        479      55         53     288         --       --           73
        (207)      (121)     (852)      (753)   (462)       (98)     (4)        --       --       (1,859)
        ----       ----    ------     ------    ----       ----     ---         --       --       ------
         (20)       257      (339)      (274)   (407)       (45)    284         --       --       (1,786)
        ====       ====    ======     ======    ====       ====     ===         ==       ==       ======


         151        182       899        874      75         86     425         --       --           59
         (99)       (67)   (1,208)    (1,356)   (627)      (104)    (15)        --       --       (1,379)
        ----       ----    ------     ------    ----       ----     ---         --       --       ------
          52        115      (309)      (482)   (552)       (18)    410         --       --       (1,320)
        ====       ====    ======     ======    ====       ====     ===         ==       ==       ======


          --         --        24      1,054      --         --      --         --       --            2
          --         --       (31)       (19)     --         --      --         --       --          (50)
        ----       ----    ------     ------    ----       ----     ---         --       --       ------
          --         --        (7)     1,035      --         --      --         --       --          (48)
        ====       ====    ======     ======    ====       ====     ===         ==       ==       ======


         472        599       655        676     170        212     719         --       --           67
        (185)      (118)     (535)      (522)   (862)      (150)    (12)        --       --         (702)
        ----       ----    ------     ------    ----       ----     ---         --       --       ------
         287        481       120        154    (692)        62     707         --       --         (635)
        ====       ====    ======     ======    ====       ====     ===         ==       ==       ======


--------------------------------------------------------------------------------







                                                         ALGER                   ALGER
                               AIM V.I.                AMERICAN                AMERICAN
                             INTERNATIONAL              CAPITAL                SMALLCAP
                             GROWTH FUND--          APPRECIATION--             GROWTH--
                            SERIES I SHARES         CLASS O SHARES          CLASS O SHARES
                         --------------------    --------------------    --------------------
                           2009       2008(a)      2009        2008        2009        2008
                         --------------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........      29         63           --         --          133         135
Units redeemed.........     (15)        (1)          --         --         (251)       (278)
                            ---         --          ---         --         ----        ----
  Net increase
     (decrease)........      14         62           --         --         (118)       (143)
                            ===         ==          ===         ==         ====        ====

GROUP 2 POLICIES
Units issued...........      37         69           --         --          165         173
Units redeemed.........      (8)        (3)          --         --         (286)       (320)
                            ---         --          ---         --         ----        ----
  Net increase
     (decrease)........      29         66           --         --         (121)       (147)
                            ===         ==          ===         ==         ====        ====

GROUP 3 POLICIES
Units issued...........      --         --           17         37            5           4
Units redeemed.........      --         --          (17)        (4)          (8)         (4)
                            ---         --          ---         --         ----        ----
  Net increase
     (decrease)........      --         --           --         33           (3)         --
                            ===         ==          ===         ==         ====        ====

GROUP 4 POLICIES
Units issued...........      56         86           --         --           80         101
Units redeemed.........     (10)        (3)          --         --          (74)        (98)
                            ---         --          ---         --         ----        ----
  Net increase
     (decrease)........      46         83           --         --            6           3
                            ===         ==          ===         ==         ====        ====




Not all investment divisions are available under all policies.

(a) For Group 1, 2 and 4 Policies, represents the period May 9, 2008 (Commencement of Investments) through December 31, 2008.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







        ALLIANCEBERNSTEIN           AMERICAN
           VPS SMALL/              CENTURY VP               AMERICAN                AMERICAN               CVS CALVERT
          MID CAP VALUE             INFLATION              CENTURY VP              CENTURY VP                SOCIAL
           PORTFOLIO--            PROTECTION--           INTERNATIONAL--             VALUE--                BALANCED
         CLASS A SHARES             CLASS II                CLASS II                CLASS II                PORTFOLIO
      --------------------    --------------------    --------------------    --------------------    --------------------
        2009       2008(a)      2009        2008        2009        2008        2009        2008        2009        2008
      --------------------------------------------------------------------------------------------------------------------


          15          46         --           --         --           --          --         --           11          14
          (4)         (2)        --           --         --           --          --         --          (28)        (14)
         ---          --         --           --         --          ---         ---         --          ---         ---
          11          44         --           --         --           --          --         --          (17)         --
         ===          ==         ==           ==         ==          ===         ===         ==          ===         ===


          53          41         --           --         --           --          --         --           21          27
          (5)         (1)        --           --         --           --          --         --          (34)        (30)
         ---          --         --           --         --          ---         ---         --          ---         ---
          48          40         --           --         --           --          --         --          (13)         (3)
         ===          ==         ==           ==         ==          ===         ===         ==          ===         ===


          --          --          2            7         10           38           4         29           --          --
          --          --         (4)          (1)        (6)         (70)        (14)        (2)          --          --
         ---          --         --           --         --          ---         ---         --          ---         ---
          --          --         (2)           6          4          (32)        (10)        27           --          --
         ===          ==         ==           ==         ==          ===         ===         ==          ===         ===


          90          77         --           --         --           --          --         --           19          21
         (12)         (3)        --           --         --           --          --         --          (16)        (13)
         ---          --         --           --         --          ---         ---         --          ---         ---
          78          74         --           --         --           --          --         --            3           8
         ===          ==         ==           ==         ==          ===         ===         ==          ===         ===


--------------------------------------------------------------------------------








                                                                       DWS DREMAN
                           DREYFUS IP            DREYFUS VIF          SMALL MID CAP
                           TECHNOLOGY            DEVELOPING               VALUE
                            GROWTH--              LEADERS--               VIP--
                         INITIAL SHARES        INITIAL SHARES        CLASS A SHARES
                       ------------------    ------------------    ------------------
                         2009       2008       2009       2008       2009     2008(a)
                       --------------------------------------------------------------

GROUP 1 POLICIES
Units issued........       38        47         --         --         27         11
Units redeemed......     (125)      (88)        --         --         (3)        --
                         ----       ---         --         --         --         --
  Net increase
     (decrease).....      (87)      (41)        --         --         24         11
                         ====       ===         ==         ==         ==         ==

GROUP 2 POLICIES
Units issued........       62        58         --         --         12         15
Units redeemed......      (65)      (58)        --         --         (3)        (1)
                         ----       ---         --         --         --         --
  Net increase
     (decrease).....       (3)       --         --         --          9         14
                         ====       ===         ==         ==         ==         ==

GROUP 3 POLICIES
Units issued........        9        15         12         31         --         --
Units redeemed......      (11)       (2)        (9)        (3)        --         --
                         ----       ---         --         --         --         --
  Net increase
     (decrease).....       (2)       13          3         28         --         --
                         ====       ===         ==         ==         ==         ==

GROUP 4 POLICIES
Units issued........      134       105         --         --         40         25
Units redeemed......      (59)      (66)        --         --         (6)        (2)
                         ----       ---         --         --         --         --
  Net increase
     (decrease).....       75        39         --         --         34         23
                         ====       ===         ==         ==         ==         ==




Not all investment divisions are available under all policies.

(a) For Group 1, 2 and 4 Policies, represents the period May 9, 2008 (Commencement of Investments) through December 31, 2008.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          FIDELITY(R)           FIDELITY(R)                                 FIDELITY(R)         FIDELITY(R) VIP
              VIP                   VIP               FIDELITY(R)               VIP               INVESTMENT
        CONTRAFUND(R)--       EQUITY-INCOME--        VIP GROWTH--           INDEX 500--          GRADE BOND--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2009       2008       2009       2008       2009       2008       2009       2008       2009       2008
      ----------------------------------------------------------------------------------------------------------


         307        296        163        149        --          --        --         --         --         --
        (642)      (443)      (257)      (208)       --          --        --         --         --         --
        ----       ----       ----       ----       ---         ---       ---        ---         --        ---
        (335)      (147)       (94)       (59)       --          --        --         --         --         --
        ====       ====       ====       ====       ===         ===       ===        ===         ==        ===


         413        406        176        166        --          --        --         --         --         --
        (606)      (570)      (231)      (258)       --          --        --         --         --         --
        ----       ----       ----       ----       ---         ---       ---        ---         --        ---
        (193)      (164)       (55)       (92)       --          --        --         --         --         --
        ====       ====       ====       ====       ===         ===       ===        ===         ==        ===

          83        148         27         42        13         172       224        241          4         19
         (26)       (14)       (19)        (8)      (32)         (5)      (34)        (9)        (5)       (12)
        ----       ----       ----       ----       ---         ---       ---        ---         --        ---
          57        134          8         34       (19)        167       190        232         (1)         7
        ====       ====       ====       ====       ===         ===       ===        ===         ==        ===

         564        639        296        327        --          --        --         --         --         --
        (404)      (340)      (243)      (220)       --          --        --         --         --         --
        ----       ----       ----       ----       ---         ---       ---        ---         --        ---
         160        299         53        107        --          --        --         --         --         --
        ====       ====       ====       ====       ===         ===       ===        ===         ==        ===


--------------------------------------------------------------------------------







                                                                           JANUS ASPEN
                                                     FIDELITY(R)            BALANCED
                               FIDELITY(R)               VIP               PORTFOLIO--
                              VIP MID CAP--          OVERSEAS--           INSTITUTIONAL
                              INITIAL CLASS         INITIAL CLASS            SHARES
                           ------------------    ------------------    ------------------
                             2009       2008       2009       2008       2009       2008
                           --------------------------------------------------------------

GROUP 1 POLICIES
Units issued............      --         --         --         --         134        149
Units redeemed..........      --         --         --         --        (276)      (241)
                             ---         --        ---         --        ----       ----
  Net increase
     (decrease).........      --         --         --         --        (142)       (92)
                             ===         ==        ===         ==        ====       ====

GROUP 2 POLICIES
Units issued............      --         --         --         --         381        447
Units redeemed..........      --         --         --         --        (678)      (742)
                             ---         --        ---         --        ----       ----
  Net increase
     (decrease).........      --         --         --         --        (297)      (295)
                             ===         ==        ===         ==        ====       ====

GROUP 3 POLICIES
Units issued............      17         33         47         86          27         56
Units redeemed..........     (11)        (7)       (17)        (5)        (24)        (4)
                             ---         --        ---         --        ----       ----
  Net increase
     (decrease).........       6         26         30         81           3         52
                             ===         ==        ===         ==        ====       ====

GROUP 4 POLICIES
Units issued............      --         --         --         --         201        241
Units redeemed..........      --         --         --         --        (203)      (163)
                             ---         --        ---         --        ----       ----
  Net increase
     (decrease).........      --         --         --         --          (2)        78
                             ===         ==        ===         ==        ====       ====




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






          JANUS ASPEN         JANUS ASPEN
          ENTERPRISE           WORLDWIDE            MFS(R)              MFS(R)              MFS(R)
          PORTFOLIO--         PORTFOLIO--          INVESTORS         NEW DISCOVERY         RESEARCH
         INSTITUTIONAL       INSTITUTIONAL      TRUST SERIES--         SERIES--            SERIES--
            SHARES              SHARES           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
      ------------------  ------------------  ------------------  ------------------  ------------------
        2009       2008     2009       2008     2009       2008     2009       2008     2009       2008
      --------------------------------------------------------------------------------------------------

         --         --       346        329      --         --       --         --       --         --
         --         --      (506)      (503)     --         --       --         --       --         --
        ---         --      ----       ----      --         --       --         --       --         --
         --         --      (160)      (174)     --         --       --         --       --         --
        ===         ==      ====       ====      ==         ==       ==         ==       ==         ==


         --         --       679        664      --         --       --         --       --         --
         --         --      (894)      (949)     --         --       --         --       --         --
        ---         --      ----       ----      --         --       --         --       --         --
         --         --      (215)      (285)     --         --       --         --       --         --
        ===         ==      ====       ====      ==         ==       ==         ==       ==         ==


          4         71        10         74      --          3        2         73        1          6
        (49)        (2)      (20)        (9)     (6)        (1)      (2)        (2)      (4)        (1)
        ---         --      ----       ----      --         --       --         --       --         --
        (45)        69       (10)        65      (6)         2       --         71       (3)         5
        ===         ==      ====       ====      ==         ==       ==         ==       ==         ==


         --         --       183        184      --         --       --         --       --         --
         --         --      (131)       (93)     --         --       --         --       --         --
        ---         --      ----       ----      --         --       --         --       --         --
         --         --        52         91      --         --       --         --       --         --
        ===         ==      ====       ====      ==         ==       ==         ==       ==         ==


--------------------------------------------------------------------------------






                                                  NEUBERGER
                                                 BERMAN AMT
                             MFS(R)                MID-CAP                PIMCO
                            UTILITIES              GROWTH             GLOBAL BOND--
                            SERIES--             PORTFOLIO--         ADMINISTRATIVE
                          INITIAL CLASS            CLASS I            CLASS SHARES
                       ------------------    ------------------    ------------------
                         2009       2008       2009       2008       2009       2008
                       --------------------------------------------------------------

GROUP 1 POLICIES
Units issued........      90        117         --         --         --         --
Units redeemed......     (11)        (2)        --         --         --         --
                         ---        ---        ---         --         --         --
  Net increase
     (decrease).....      79        115         --         --         --         --
                         ===        ===        ===         ==         ==         ==

GROUP 2 POLICIES
Units issued........      77         77         --         --         --         --
Units redeemed......     (14)        (3)        --         --         --         --
                         ---        ---        ---         --         --         --
  Net increase
     (decrease).....      63         74         --         --         --         --
                         ===        ===        ===         ==         ==         ==

GROUP 3 POLICIES
Units issued........      11         19          1         28         --         13
Units redeemed......      (8)       (29)       (10)        (1)        (5)        (1)
                         ---        ---        ---         --         --         --
  Net increase
     (decrease).....       3        (10)        (9)        27         (5)        12
                         ===        ===        ===         ==         ==         ==

GROUP 4 POLICIES
Units issued........     197        132         --         --         --         --
Units redeemed......     (34)        (9)        --         --         --         --
                         ---        ---        ---         --         --         --
  Net increase
     (decrease).....     163        123         --         --         --         --
                         ===        ===        ===         ==         ==         ==




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








             PIMCO                 PIMCO                 PIMCO
        LOW DURATION--         REAL RETURN--        TOTAL RETURN--        ROYCE MICRO-CAP       ROYCE SMALL-CAP
        ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE          PORTFOLIO--           PORTFOLIO--
         CLASS SHARES          CLASS SHARES          CLASS SHARES        INVESTMENT CLASS      INVESTMENT CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2009       2008       2009       2008       2009       2008       2009       2008       2009       2008
      ----------------------------------------------------------------------------------------------------------


         --         --         --         --         --         --         66         41         23        125
         --         --         --         --         --         --        (25)       (23)       (36)       (20)
         --         --         --         --         --         --        ---        ---        ---        ---
         --         --         --         --         --         --         41         18        (13)       105
         ==         ==         ==         ==         ==         ==        ===        ===        ===        ===


         --         --         --         --         --         --         47         47         28         71
         --         --         --         --         --         --        (19)       (21)       (28)       (17)
         --         --         --         --         --         --        ---        ---        ---        ---
         --         --         --         --         --         --         28         26         --         54
         ==         ==         ==         ==         ==         ==        ===        ===        ===        ===


         33          2          4         19         34         48         --         --         --         --
         --         --         (5)        (3)        (5)        (3)        --         --         --         --
         --         --         --         --         --         --        ---        ---        ---        ---
         33          2         (1)        16         29         45         --         --         --         --
         ==         ==         ==         ==         ==         ==        ===        ===        ===        ===


         --         --         --         --         --         --        174        178        129        146
         --         --         --         --         --         --        (63)       (49)       (48)       (35)
         --         --         --         --         --         --        ---        ---        ---        ---
         --         --         --         --         --         --        111        129         81        111
         ==         ==         ==         ==         ==         ==        ===        ===        ===        ===


--------------------------------------------------------------------------------








                                                T. ROWE PRICE
                          T. ROWE PRICE         LIMITED-TERM             VAN ECK
                          EQUITY INCOME             BOND                WORLDWIDE
                            PORTFOLIO             PORTFOLIO            HARD ASSETS
                       ------------------    ------------------    ------------------
                         2009       2008       2009       2008       2009       2008
                       --------------------------------------------------------------

GROUP 1 POLICIES
Units issued........      117        117        --         --         157        142
Units redeemed......     (238)      (191)       --         --        (103)       (92)
                         ----       ----        --         --        ----       ----
  Net increase
     (decrease).....     (121)       (74)       --         --          54         50
                         ====       ====        ==         ==        ====       ====

GROUP 2 POLICIES
Units issued........      183        185        --         --         112        107
Units redeemed......     (287)      (307)       --         --         (76)       (57)
                         ----       ----        --         --        ----       ----
  Net increase
     (decrease).....     (104)      (122)       --         --          36         50
                         ====       ====        ==         ==        ====       ====

GROUP 3 POLICIES
Units issued........       23        180        12         26          18         20
Units redeemed......      (38)       (15)       (2)        (2)        (13)        (8)
                         ----       ----        --         --        ----       ----
  Net increase
     (decrease).....      (15)       165        10         24           5         12
                         ====       ====        ==         ==        ====       ====

GROUP 4 POLICIES
Units issued........      349        404        --         --         380        313
Units redeemed......     (310)      (303)       --         --        (139)      (179)
                         ----       ----        --         --        ----       ----
  Net increase
     (decrease).....       39        101        --         --         241        134
                         ====       ====        ==         ==        ====       ====




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                             VAN KAMPEN'S        VAN KAMPEN'S        VAN KAMPEN'S
            VAN ECK          UIF EMERGING        UIF EMERGING          UIF U.S.
           WORLDWIDE            MARKETS             MARKETS              REAL
         MULTI-MANAGER     DEBT PORTFOLIO--   EQUITY PORTFOLIO--  ESTATE PORTFOLIO--
         ALTERNATIVES           CLASS I             CLASS I             CLASS I
      ------------------  ------------------  ------------------  ------------------
        2009       2008     2009       2008     2009       2008     2009       2008
      ------------------------------------------------------------------------------



         --         --       --         --        86         82       10        76
         --         --       --         --      (167)      (184)     (21)       (1)
         --         --       --         --      ----       ----     ----       ---
         --         --       --         --       (81)      (102)     (11)       75
         ==         ==       ==         ==      ====       ====     ====       ===


         --         --       --         --        81         79       35        28
         --         --       --         --      (128)      (139)      (5)       (1)
         --         --       --         --      ----       ----     ----       ---
         --         --       --         --       (47)       (60)      30        27
         ==         ==       ==         ==      ====       ====     ====       ===


         39         24        3         22        16          8       11        13
         (2)        (1)      (2)        (1)      (10)       (14)      (3)       (3)
         --         --       --         --      ----       ----     ----       ---
         37         23        1         21         6         (6)       8        10
         ==         ==       ==         ==      ====       ====     ====       ===


         --         --       --         --       208        196       61       240
         --         --       --         --       (93)      (130)    (188)       (7)
         --         --       --         --      ----       ----     ----       ---
         --         --       --         --       115         66     (127)      233
         ==         ==       ==         ==      ====       ====     ====       ===


NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2009, 2008, 2007, 2006 and 2005:




                                                        MAINSTAY VP
                                                        BALANCED--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $2,605    $ 2,397   $3,477    $9,094    $7,562
Units Outstanding..................      242        272      294       785       718
Variable Accumulation Unit Value...   $10.78    $  8.82   $11.82    $11.58    $10.53
Total Return.......................    22.2%     (25.4%)    2.1%      9.9%      5.3%
Investment Income Ratio............     3.2%         --     1.9%      2.1%      1.4%

GROUP 2 POLICIES(b)
Net Assets.........................   $1,318    $ 1,232   $1,922    $1,618    $1,092
Units Outstanding..................      121        139      162       139       103
Variable Accumulation Unit Value...   $10.88    $  8.89   $11.89    $11.62    $10.55
Total Return.......................    22.5%     (25.2%)    2.3%     10.1%      5.5%
Investment Income Ratio............     3.1%         --     2.4%      2.1%      2.4%

GROUP 3 POLICIES
Net Assets.........................   $   --    $    --   $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --    $   --
Total Return.......................       --         --       --        --        --
Investment Income Ratio............       --         --       --        --        --

GROUP 4 POLICIES
Net Assets.........................   $4,632    $ 3,601   $4,525    $2,846    $1,040
Units Outstanding..................      416        398      375       243        97
Variable Accumulation Unit Value...   $11.14    $  9.05   $12.05    $11.72    $10.58
Total Return.......................    23.1%     (24.9%)    2.8%     10.7%      5.8%
Investment Income Ratio............     3.2%         --     2.6%      2.6%      2.4%

                                                        MAINSTAY VP
                                                    BOND--INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $14,631   $13,446   $13,105   $12,712   $13,134
Units Outstanding..................       631       620       623       639       686
Variable Accumulation Unit Value...   $ 23.19   $ 21.67   $ 21.03   $ 19.89   $ 19.15
Total Return.......................      7.0%      3.0%      5.8%      3.8%      1.5%
Investment Income Ratio............      4.7%      4.3%      3.7%      1.2%      3.2%

GROUP 2 POLICIES(b)
Net Assets.........................   $11,198   $10,728   $10,731   $10,257   $10,207
Units Outstanding..................       646       664       686       695       718
Variable Accumulation Unit Value...   $ 17.32   $ 16.15   $ 15.65   $ 14.76   $ 14.19
Total Return.......................      7.2%      3.2%      6.0%      4.0%      1.7%
Investment Income Ratio............      4.7%      4.3%      3.6%      1.2%      3.3%

GROUP 3 POLICIES
Net Assets.........................   $ 2,043   $ 1,300   $ 1,170   $   589   $   379
Units Outstanding..................       134        92        86        46        31
Variable Accumulation Unit Value...   $ 15.21   $ 14.11   $ 13.60   $ 12.77   $ 12.21
Total Return.......................      7.8%      3.7%      6.5%      4.6%      2.2%
Investment Income Ratio............      5.0%      4.6%      4.4%      1.7%      3.1%

GROUP 4 POLICIES
Net Assets.........................   $ 7,610   $ 6,760   $ 5,345   $ 4,651   $ 3,851
Units Outstanding..................       513       495       402       374       323
Variable Accumulation Unit Value...   $ 14.83   $ 13.76   $ 13.27   $ 12.45   $ 11.91
Total Return.......................      7.8%      3.7%      6.5%      4.5%      2.2%
Investment Income Ratio............      4.6%      4.6%      3.7%      1.3%      3.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                       MAINSTAY VP
                       CASH MANAGEMENT                             COMMON STOCK--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------


       $17,230   $19,578   $15,062   $12,191   $13,394   $46,181   $41,295   $70,276   $71,216   $65,300
        10,965    12,062     9,719     8,188     9,325     1,725     1,875     2,017     2,133     2,264
       $  1.57   $  1.58   $  1.55   $  1.49   $  1.44   $ 26.76   $ 22.02   $ 34.85   $ 33.38   $ 28.86
         (0.6%)     1.5%      4.1%      3.9%      2.2%     21.5%    (36.8%)     4.4%     15.7%      6.9%
            --      2.1%      4.7%      4.5%      2.8%      2.1%      1.5%      1.2%      0.6%      1.0%


       $15,480   $18,204   $11,840   $10,665   $10,937   $24,961   $22,028   $37,367   $37,206   $32,781
        12,340    14,447     9,549     8,981     9,578     2,452     2,635     2,829     2,949     3,010
       $  1.25   $  1.26   $  1.24   $  1.19   $  1.14   $ 10.18   $  8.36   $ 13.21   $ 12.62   $ 10.89
         (0.4%)     1.7%      4.3%      4.1%      2.4%     21.8%    (36.7%)     4.6%     15.9%      7.1%
            --      2.1%      4.7%      4.5%      2.9%      2.1%      1.5%      1.2%      0.6%      1.0%


       $17,580   $23,952   $13,676   $ 4,592   $ 3,214   $   687   $   706   $   880   $   712   $   437
        14,636    19,944    11,638     4,097     2,999        65        82        65        55        40
       $  1.20   $  1.20   $  1.18   $  1.12   $  1.07   $ 10.52   $  8.60   $ 13.51   $ 12.85   $ 11.03
          0.0%      2.2%      4.8%      4.6%      3.0%     22.4%    (36.4%)     5.1%     16.5%      7.7%
            --      2.0%      4.5%      4.4%      2.9%      1.9%      1.7%      1.3%      0.7%      1.1%


       $16,600   $19,750   $ 9,963   $ 5,943   $ 6,478   $ 6,542   $ 5,255   $ 7,761   $ 6,331   $ 4,474
        14,076    16,778     8,603     5,397     6,170       544       534       502       431       355
       $  1.18   $  1.18   $  1.15   $  1.10   $  1.05   $ 12.04   $  9.83   $ 15.46   $ 14.70   $ 12.62
          0.0%      2.2%      4.8%      4.6%      3.0%     22.4%    (36.4%)     5.1%     16.5%      7.7%
            --      1.9%      4.6%      4.5%      3.0%      2.1%      1.6%      1.3%      0.6%      1.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                   MAINSTAY VP
                                                  CONSERVATIVE
                                                  ALLOCATION--                                  MAINSTAY VP
                                                  INITIAL CLASS                         CONVERTIBLE--INITIAL CLASS
                                     --------------------------------------  ------------------------------------------------
                                       2009      2008      2007      2006      2009      2008      2007      2006      2005
                                     ----------------------------------------------------------------------------------------


GROUP 1 POLICIES(a)
Net Assets.........................   $2,951    $ 1,643   $1,264    $  990    $10,892   $ 7,724   $12,342   $11,002   $10,737
Units Outstanding..................      261        177      110        92        470       484       503       512       548
Variable Accumulation Unit Value...   $11.29    $  9.30   $11.48    $10.75    $ 23.16   $ 15.97   $ 24.52   $ 21.50   $ 19.60
Total Return.......................    21.4%     (19.0%)    6.7%      7.5%      45.1%    (34.9%)    14.1%      9.6%      5.9%
Investment Income Ratio............     3.1%       0.1%     2.8%      1.9%       2.2%      2.1%      2.3%      2.3%      1.5%

GROUP 2 POLICIES(b)
Net Assets.........................   $1,409    $   817   $  416    $  243    $17,527   $12,604   $21,168   $19,175   $17,963
Units Outstanding..................      125         87       36        23      1,066     1,114     1,221     1,264     1,301
Variable Accumulation Unit Value...   $11.26    $  9.25   $11.40    $10.65    $ 16.44   $ 11.31   $ 17.34   $ 15.17   $ 13.81
Total Return.......................    21.7%     (18.8%)    7.0%      6.5%      45.3%    (34.7%)    14.3%      9.9%      6.1%
Investment Income Ratio............     3.1%       0.2%     3.2%      2.9%       2.2%      2.1%      2.3%      2.4%      1.6%

GROUP 3 POLICIES
Net Assets.........................   $   --    $    --   $   --    $   --    $   578   $   433   $   481   $   331   $   287
Units Outstanding..................       --         --       --        --         36        40        29        23        22
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --    $ 15.90   $ 10.88   $ 16.60   $ 14.45   $ 13.09
Total Return.......................       --         --       --        --      46.1%    (34.4%)    14.9%     10.4%      6.6%
Investment Income Ratio............       --         --       --        --       2.3%      2.6%      2.5%      2.6%      1.7%

GROUP 4 POLICIES
Net Assets.........................   $2,464    $ 1,523   $  961    $  245    $10,631   $ 6,483   $ 8,552   $ 6,526   $ 5,298
Units Outstanding..................      214        161       80        23        663       590       510       448       400
Variable Accumulation Unit Value...   $11.48    $  9.39   $11.51    $10.71    $ 16.04   $ 10.98   $ 16.75   $ 14.58   $ 13.21
Total Return.......................    22.3%     (18.4%)    7.5%      7.1%      46.1%    (34.4%)    14.9%     10.4%      6.6%
Investment Income Ratio............     3.3%       0.1%     4.1%      2.7%       2.3%      2.4%      2.3%      2.6%      1.8%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                         MAINSTAY VP
                       FLOATING RATE--                                     MAINSTAY VP
                        INITIAL CLASS                               GOVERNMENT--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------



       $2,732    $ 1,458   $2,345    $26,514   $24,081   $9,527    $10,112   $8,394    $8,512    $10,877
          247        175      216      2,480     2,370      441        472      428       460        607
       $11.08    $  8.35   $10.89    $ 10.69   $ 10.16   $21.59    $ 21.39   $19.62    $18.52    $ 17.92
        32.7%     (23.3%)    1.8%       5.2%      1.6%     0.9%       9.0%     5.9%      3.3%       1.7%
         3.7%       5.3%     6.6%       6.3%      4.7%     3.6%       3.2%     4.9%      0.8%       3.1%


       $2,101    $ 1,238   $1,619    $ 1,472   $   594   $6,506    $ 7,349   $6,014    $5,969    $ 6,082
          188        147      148        137        57      388        443      396       417        439
       $11.18    $  8.41   $10.95    $ 10.73   $ 10.18   $16.77    $ 16.59   $15.19    $14.31    $ 13.82
        32.9%     (23.2%)    2.0%       5.5%      1.8%     1.1%       9.3%     6.2%      3.5%       1.9%
         3.7%       5.3%     6.5%       6.4%      5.1%     3.6%       3.1%     4.9%      1.0%       3.3%


       $1,589    $   877   $1,000    $   611   $    --   $  628    $   557   $  414    $  377    $   185
          145        107       94         59        --       43         39       32        31         16
       $10.94    $  8.19   $10.61    $ 10.34   $    --   $14.52    $ 14.29   $13.01    $12.20    $ 11.72
        33.6%     (22.8%)    2.6%       3.4%        --     1.6%       9.8%     6.7%      4.1%       2.4%
         3.6%       5.3%     6.5%       5.9%        --     3.5%       4.2%     4.9%      1.7%       3.3%


       $4,488    $ 2,249   $2,827    $ 2,131   $   340   $6,290    $ 6,605   $4,028    $3,574    $ 2,952
          392        262      255        197        33      441        475      312       299        257
       $11.45    $  8.57   $11.10    $ 10.82   $ 10.21   $14.24    $ 14.02   $12.77    $11.97    $ 11.50
        33.6%     (22.8%)    2.6%       6.0%      2.1%     1.6%       9.8%     6.7%      4.0%       2.4%
         3.6%       5.3%     6.5%       6.1%      4.5%     3.4%       3.4%     4.9%      1.1%       3.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                   MAINSTAY VP
                                                     GROWTH
                                                  ALLOCATION--                                  MAINSTAY VP
                                                  INITIAL CLASS                        GROWTH EQUITY--INITIAL CLASS
                                     --------------------------------------  ------------------------------------------------
                                       2009      2008      2007      2006      2009      2008      2007      2006      2005
                                     ----------------------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $ 7,729   $ 5,332   $6,400    $2,781   $117,880   $94,367  $168,430  $164,993  $171,702
Units Outstanding..................       800       702      521       249      5,966     6,370     6,895     7,540     8,138
Variable Accumulation Unit Value...   $  9.65   $  7.59   $12.25    $11.17   $  19.76   $ 14.83  $  24.43  $  21.89  $  21.11
Total Return.......................     27.1%    (38.0%)    9.6%     11.7%      33.2%    (39.3%)    11.6%      3.7%      7.7%
Investment Income Ratio............      2.4%      0.7%     1.5%      1.4%       0.6%      0.6%      0.1%      0.4%        --

GROUP 2 POLICIES(b)
Net Assets.........................   $ 4,407   $ 3,085   $3,803    $2,018   $ 43,695   $34,846  $ 60,491  $ 57,500  $ 57,246
Units Outstanding..................       460       411      315       183      5,791     6,165     6,509     6,922     7,159
Variable Accumulation Unit Value...   $  9.58   $  7.52   $12.10    $11.02   $   7.55   $  5.65  $   9.29  $   8.31  $   8.00
Total Return.......................     27.4%    (37.9%)    9.9%     10.2%      33.5%    (39.2%)    11.8%      3.9%      7.9%
Investment Income Ratio............      2.4%      0.7%     1.3%      1.6%       0.6%      0.6%      0.1%      0.4%        --

GROUP 3 POLICIES
Net Assets.........................   $    --   $    --   $   --    $   --   $    535   $   399  $    462  $    226  $    287
Units Outstanding..................        --        --       --        --         54        54        39        21        28
Variable Accumulation Unit Value...   $    --   $    --   $   --    $   --   $   9.83   $  7.33  $  11.99  $  10.67  $  10.21
Total Return.......................        --        --       --        --      34.2%    (38.9%)    12.4%      4.4%      8.4%
Investment Income Ratio............        --        --       --        --       0.6%      0.8%      0.4%      0.4%        --

GROUP 4 POLICIES
Net Assets.........................   $12,630   $ 7,277   $6,916    $2,507   $  7,093   $ 5,164  $  8,000  $  6,488  $  5,305
Units Outstanding..................     1,292       968      565       226        643       628       594       542       463
Variable Accumulation Unit Value...   $  9.76   $  7.63   $12.22    $11.07   $  11.04   $  8.22  $  13.45  $  11.97  $  11.46
Total Return.......................     28.0%    (37.6%)   10.4%     10.7%      34.2%    (38.9%)    12.4%      4.4%      8.4%
Investment Income Ratio............      2.5%      0.8%     1.6%      1.7%       0.6%      0.6%      0.1%      0.4%        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                         MAINSTAY VP
                         HIGH YIELD                                        MAINSTAY VP
                CORPORATE BOND--INITIAL CLASS                   ICAP SELECT EQUITY--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------


       $48,238   $35,074   $52,218   $55,006   $51,635   $48,028   $32,766   $ 7,024   $2,833    $2,171
         1,598     1,647     1,848     1,980     2,057     4,337     3,799       504      216       195
       $ 30.19   $ 21.29   $ 28.25   $ 27.81   $ 24.99   $ 11.08   $  8.62   $ 13.92   $13.12    $11.07
         41.8%    (24.6%)     1.6%     11.2%      2.2%     28.5%    (38.0%)     6.1%    18.5%      4.7%
          7.8%      9.1%      6.5%      2.0%      6.0%      1.9%      0.8%      0.6%     0.3%      1.0%


       $27,717   $18,920   $27,662   $27,950   $25,483   $33,857   $20,598   $12,629   $6,304    $5,881
         1,422     1,377     1,521     1,564     1,589     2,835     2,221       845      449       497
       $ 19.52   $ 13.73   $ 18.19   $ 17.87   $ 16.03   $ 11.94   $  9.28   $ 14.94   $14.05    $11.83
         42.1%    (24.5%)     1.8%     11.5%      2.4%     28.8%    (37.9%)     6.3%    18.7%      4.9%
          8.0%      9.2%      6.6%      2.0%      5.9%      1.8%      0.6%      0.6%     0.3%      1.0%


       $ 2,830   $ 2,880   $ 1,901   $ 1,125   $   558   $ 1,349   $ 1,038   $   425   $  165    $  132
           140       204       102        62        34       105       105        27       11        11
       $ 20.19   $ 14.13   $ 18.62   $ 18.20   $ 16.25   $ 12.77   $  9.87   $ 15.81   $14.80    $12.40
         42.8%    (24.1%)     2.3%     12.0%      2.9%     29.4%    (37.6%)     6.9%    19.3%      5.4%
          7.4%     12.8%      7.5%      2.9%      6.0%      2.0%      0.7%      0.6%     0.3%      0.9%


       $33,528   $19,252   $24,110   $19,819   $14,260   $30,321   $13,396   $ 7,866   $2,594    $1,796
         1,740     1,427     1,354     1,141       920     2,356     1,342       493      174       144
       $ 19.26   $ 13.48   $ 17.77   $ 17.37   $ 15.50   $ 12.86   $  9.94   $ 15.92   $14.90    $12.49
         42.8%    (24.1%)     2.3%     12.0%      2.9%     29.4%    (37.6%)     6.9%    19.3%      5.4%
          8.1%     10.1%      7.0%      2.2%      7.0%      1.8%      0.6%      0.7%     0.3%      1.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                        MAINSTAY VP
                                               INCOME BUILDER--INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $33,064   $29,892   $44,164   $44,324   $43,324
Units Outstanding..................     1,463     1,621     1,738     1,863     1,981
Variable Accumulation Unit Value...   $ 22.61   $ 18.43   $ 25.40   $ 23.79   $ 21.88
Total Return.......................     22.7%    (27.4%)     6.8%      8.7%      5.8%
Investment Income Ratio............      3.6%      3.3%      2.2%      0.6%      1.5%

GROUP 2 POLICIES(b)
Net Assets.........................   $12,541   $10,803   $15,890   $15,673   $14,630
Units Outstanding..................     1,122     1,188     1,272     1,341     1,365
Variable Accumulation Unit Value...   $ 11.17   $  9.09   $ 12.50   $ 11.69   $ 10.73
Total Return.......................     22.9%    (27.3%)     7.0%      8.9%      6.0%
Investment Income Ratio............      3.6%      3.3%      2.2%      0.6%      1.6%

GROUP 3 POLICIES
Net Assets.........................   $   246   $   208   $   240   $   172   $   108
Units Outstanding..................        20        21        18        14         9
Variable Accumulation Unit Value...   $ 12.32   $  9.97   $ 13.64   $ 12.69   $ 11.59
Total Return.......................     23.5%    (26.9%)     7.5%      9.5%      6.5%
Investment Income Ratio............      3.5%      3.3%      2.2%      0.8%      1.6%

GROUP 4 POLICIES
Net Assets.........................   $ 3,778   $ 3,176   $ 4,065   $ 3,461   $ 2,669
Units Outstanding..................       290       301       281       257       218
Variable Accumulation Unit Value...   $ 13.05   $ 10.56   $ 14.46   $ 13.45   $ 12.28
Total Return.......................     23.5%    (26.9%)     7.5%      9.5%      6.5%
Investment Income Ratio............      3.7%      3.5%      2.3%      0.7%      1.8%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                      MAINSTAY VP
             INTERNATIONAL EQUITY--INITIAL CLASS                LARGE CAP GROWTH--INITIAL CLASS
      ------------------------------------------------  -----------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      -------------------------------------------------------------------------------------------------


       $20,879   $19,246   $29,329   $27,357   $19,433   $ 6,128   $ 4,074   $ 5,670   $ 3,636  $ 3,170
           871       951     1,071     1,039       962       809       747       632       489      454
       $ 23.99   $ 20.24   $ 27.42   $ 26.32   $ 20.18   $  7.58   $  5.45   $  8.97   $  7.44  $  6.99
         18.5%    (26.2%)     4.2%     30.4%      7.2%     39.1%    (39.2%)    20.5%      6.5%     3.6%
          7.2%      1.4%      0.7%      0.3%      1.9%        --      0.1%        --      0.1%       --


       $13,552   $12,336   $18,672   $16,481   $10,159   $12,823   $ 9,538   $15,653   $12,902  $12,396
           909       983     1,099     1,011       830     1,235     1,280     1,279     1,273    1,305
       $ 14.91   $ 12.56   $ 16.98   $ 16.26   $ 12.44   $ 10.38   $  7.45   $ 12.24   $ 10.13  $  9.50
         18.8%    (26.0%)     4.4%     30.7%      7.5%     39.3%    (39.1%)    20.7%      6.7%     3.8%
          7.2%      1.4%      0.7%      0.3%      2.0%        --      0.1%        --      0.1%       --


       $    --   $    --   $    --   $    --   $    --   $   824   $   611   $   487   $   242  $   255
            --        --        --        --        --        78        81        39        24       27
       $    --   $    --   $    --   $    --   $    --   $ 10.57   $  7.55   $ 12.33   $ 10.16  $  9.48
            --        --        --        --        --     40.0%    (38.8%)    21.3%      7.2%     4.3%
            --        --        --        --        --        --      0.1%        --      0.1%       --


       $19,552   $15,898   $19,316   $13,667   $ 5,891   $ 7,709   $ 4,400   $ 5,106   $ 2,756  $ 1,710
         1,053     1,024       924       686       388       644       514       363       239      158
       $ 18.53   $ 15.53   $ 20.89   $ 19.91   $ 15.16   $ 11.97   $  8.55   $ 13.97   $ 11.51  $ 10.74
         19.4%    (25.7%)     4.9%     31.3%      8.0%     40.0%    (38.8%)    21.3%      7.2%     4.3%
          7.3%      1.5%      0.7%      0.4%      2.2%        --      0.1%        --      0.2%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                        MAINSTAY VP
                                                MID CAP CORE--INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $16,718   $ 6,950   $13,177   $12,614   $9,347
Units Outstanding..................     1,182       668       725       725      612
Variable Accumulation Unit Value...   $ 14.15   $ 10.41   $ 18.14   $ 17.40   $15.24
Total Return.......................     36.0%    (42.6%)     4.3%     14.1%    15.1%
Investment Income Ratio............      0.5%      0.3%      0.4%        --     0.5%

GROUP 2 POLICIES(b)
Net Assets.........................   $16,527   $ 5,627   $10,340   $ 9,451   $7,371
Units Outstanding..................     1,141       529       559       534      476
Variable Accumulation Unit Value...   $ 14.49   $ 10.63   $ 18.50   $ 17.70   $15.48
Total Return.......................     36.2%    (42.5%)     4.5%     14.4%    15.3%
Investment Income Ratio............      0.5%      0.3%      0.4%        --     0.7%

GROUP 3 POLICIES
Net Assets.........................   $    --   $    --   $    --   $    --   $   --
Units Outstanding..................        --        --        --        --       --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $   --
Total Return.......................        --        --        --        --       --
Investment Income Ratio............        --        --        --        --       --

GROUP 4 POLICIES
Net Assets.........................   $28,977   $ 8,926   $13,563   $ 9,877   $5,976
Units Outstanding..................     1,842       777       680       521      363
Variable Accumulation Unit Value...   $ 15.73   $ 11.49   $ 19.88   $ 18.93   $16.47
Total Return.......................     36.9%    (42.2%)     5.0%     15.0%    15.9%
Investment Income Ratio............      0.5%      0.4%      0.4%        --     0.7%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                      MAINSTAY VP
                MID CAP GROWTH--INITIAL CLASS                     MID CAP VALUE--INITIAL CLASS
      ------------------------------------------------  -----------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      -------------------------------------------------------------------------------------------------


         $--     $ 6,889   $13,698   $12,628   $11,166    $  --    $ 7,931   $13,762   $14,697  $13,143
          --         763       834       886       846       --        810       943       988    1,001
         $--     $  9.03   $ 16.43   $ 14.29   $ 13.17    $  --    $  9.79   $ 14.60   $ 14.87  $ 13.13
          --      (45.0%)    15.0%      8.5%     16.3%       --     (32.9%)    (1.8%)    13.3%     5.0%
          --          --        --        --        --     4.6%       1.6%      1.0%      0.1%     0.8%


         $--     $ 7,543   $14,418   $12,688   $10,811    $  --    $ 7,941   $12,857   $13,592  $12,092
          --         795       837       849       785       --        799       871       906      912
         $--     $  9.49   $ 17.23   $ 14.96   $ 13.76    $  --    $  9.93   $ 14.78   $ 15.03  $ 13.24
          --      (44.9%)    15.2%      8.7%     16.5%       --     (32.8%)    (1.6%)    13.5%     5.2%
          --          --        --        --        --     4.7%       1.7%      1.0%      0.1%     0.9%


         $--     $    --   $    --   $    --   $    --    $  --    $    --   $    --   $    --  $    --
          --          --        --        --        --       --         --        --        --       --
         $--     $    --   $    --   $    --   $    --    $  --    $    --   $    --   $    --  $    --
          --          --        --        --        --       --         --        --        --       --
          --          --        --        --        --       --         --        --        --       --


         $--     $11,441   $19,538   $14,375   $ 9,842    $  --    $ 9,597   $13,587   $12,305  $ 8,702
          --       1,048       990       844       631       --        937       893       801      646
         $--     $ 10.91   $ 19.71   $ 17.03   $ 15.58    $  --    $ 10.26   $ 15.19   $ 15.36  $ 13.47
          --      (44.7%)    15.8%      9.2%     17.1%       --     (32.5%)    (1.1%)    14.0%     5.7%
          --          --        --        --        --     5.2%       1.7%      1.0%      0.1%     0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                                                        MAINSTAY VP
                                                   MAINSTAY VP                        MODERATE GROWTH
                                              MODERATE ALLOCATION--                    ALLOCATION--
                                                  INITIAL CLASS                        INITIAL CLASS
                                     --------------------------------------  --------------------------------
                                       2009      2008      2007      2006      2009     2008    2007    2006
                                     ------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $6,634    $ 4,810   $4,594    $1,874   $ 9,811  $ 7,857  $8,640  $4,635
Units Outstanding..................      614        548      389       172       950      970     713     417
Variable Accumulation Unit Value...   $10.81    $  8.76   $11.80    $10.92   $ 10.33  $  8.10  $12.08  $11.12
Total Return.......................    23.3%     (25.7%)    8.0%      9.2%     27.5%   (33.0%)   8.6%   11.2%
Investment Income Ratio............     2.9%       0.4%     3.0%      1.9%      2.9%     0.7%    2.2%    2.3%

GROUP 2 POLICIES(b)
Net Assets.........................   $4,217    $ 2,986   $3,126    $1,939   $ 6,626  $ 4,779  $5,768  $2,881
Units Outstanding..................      392        343      267       179       648      596     481     261
Variable Accumulation Unit Value...   $10.77    $  8.71   $11.71    $10.82   $ 10.23  $  8.00  $11.92  $10.95
Total Return.......................    23.6%     (25.6%)    8.2%      8.2%     27.8%   (32.8%)   8.9%    9.5%
Investment Income Ratio............     3.0%       0.4%     2.9%      2.1%      3.0%     0.6%    2.3%    2.1%

GROUP 3 POLICIES
Net Assets.........................   $   --    $    --   $   --    $   --   $    --  $    --  $   --  $   --
Units Outstanding..................       --         --       --        --        --       --      --      --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --   $    --  $    --  $   --  $   --
Total Return.......................       --         --       --        --        --       --      --      --
Investment Income Ratio............       --         --       --        --        --       --      --      --

GROUP 4 POLICIES
Net Assets.........................   $8,367    $ 4,882   $4,008    $1,551   $14,404  $ 8,882  $7,316  $2,942
Units Outstanding..................      756        546      336       142     1,371    1,084     603     266
Variable Accumulation Unit Value...   $11.06    $  8.90   $11.90    $10.95   $ 10.49  $  8.17  $12.10  $11.06
Total Return.......................    24.2%     (25.2%)    8.7%      9.5%     28.4%   (32.5%)   9.4%   10.6%
Investment Income Ratio............     3.0%       0.4%     3.1%      3.4%      3.0%     0.7%    2.4%    2.1%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                       MAINSTAY VP                        MAINSTAY VP U.S.
                S&P 500 INDEX--INITIAL CLASS                     SMALL CAP GROWTH--INITIAL CLASS          SMALL CAP--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------  ------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005              2009
      ----------------------------------------------------------------------------------------------------------------------------



      $103,547   $90,435  $154,823  $157,043  $145,879     $--     $ 2,707   $5,034    $6,147    $5,817           $  2,971
         3,543     3,882     4,156     4,402     4,688      --         407      452       534       529                284
      $  29.24   $ 23.32  $  37.28  $  35.68  $  31.13     $--     $  6.65   $11.15    $11.60    $10.98             $10.46
         25.4%    (37.5%)     4.5%     14.6%      4.1%      --      (40.3%)   (3.9%)     5.6%      3.3%               4.6%
          2.8%      2.3%      1.6%      0.5%      1.2%      --          --       --        --        --                 --


      $ 59,786   $49,993  $ 85,692  $ 83,998  $ 74,782     $--     $ 3,805   $6,580    $7,215    $7,581             $4,286
         6,169     6,478     6,960     7,145     7,305      --         552      570       602       668                410
      $   9.69   $  7.72  $  12.31  $  11.76  $  10.24     $--     $  6.90   $11.54    $11.98    $11.32             $10.46
         25.6%    (37.3%)     4.7%     14.9%      4.3%      --      (40.2%)   (3.7%)     5.8%      3.5%               4.6%
          2.8%      2.3%      1.6%      0.5%      1.2%      --          --       --        --        --                 --


      $ 15,004   $11,939  $  4,322  $  3,318  $    623     $--     $    --   $   --    $   --    $   --             $   --
         1,334     1,341       306       247        53      --          --       --        --        --                 --
      $  11.24   $  8.90  $  14.14  $  13.43  $  11.64     $--     $    --   $   --    $   --    $   --             $   --
         26.3%    (37.0%)     5.2%     15.4%      4.8%      --          --       --        --        --                 --
          2.9%      2.4%      1.8%      1.0%      1.1%      --          --       --        --        --                 --


      $ 36,342   $27,617  $ 41,534  $ 35,383  $ 27,317     $--     $ 5,636   $8,554    $8,191    $6,400             $7,400
         2,967     2,847     2,693     2,416     2,155      --         692      630       584       486                707
      $  12.25   $  9.70  $  15.40  $  14.64  $  12.68     $--     $  8.15   $13.57    $14.02    $13.18             $10.47
         26.3%    (37.0%)     5.2%     15.5%      4.8%      --      (39.9%)   (3.2%)     6.3%      4.1%               4.7%
          2.9%      2.4%      1.7%      0.6%      1.4%      --          --       --        --        --                 --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                                                              AIM V.I.
                                                                                            INTERNATIONAL
                                                        MAINSTAY VP                         GROWTH FUND--
                                                   VALUE--INITIAL CLASS                    SERIES I SHARES
                                     ------------------------------------------------  ----------------------
                                       2009      2008      2007      2006      2005        2009        2008
                                     ------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................     $--       $--     $49,351   $51,068   $45,082  $       622    $   379
Units Outstanding..................      --        --       1,786     1,876     1,955           76         62
Variable Accumulation Unit Value...     $--       $--     $ 27.62   $ 27.22   $ 23.06       $ 8.19    $  6.10
Total Return.......................      --        --        1.5%     18.0%      5.5%        34.3%     (39.0%)
Investment Income Ratio............      --        --        1.6%      0.4%      1.2%         1.7%       2.0%

GROUP 2 POLICIES(b)
Net Assets.........................     $--       $--     $21,948   $22,221   $19,019       $  800    $   415
Units Outstanding..................      --        --       1,320     1,360     1,376           95         66
Variable Accumulation Unit Value...     $--       $--     $ 16.62   $ 16.35   $ 13.82       $ 8.40    $  6.24
Total Return.......................      --        --        1.7%     18.3%      5.7%        34.6%     (37.6%)
Investment Income Ratio............      --        --        1.6%      0.4%      1.2%         1.8%       1.9%

GROUP 3 POLICIES
Net Assets.........................     $--       $--     $   697   $   588   $ 1,123       $   --    $    --
Units Outstanding..................      --        --          48        41        94           --         --
Variable Accumulation Unit Value...     $--       $--     $ 14.52   $ 14.21   $ 11.95       $   --    $    --
Total Return.......................      --        --        2.2%     18.9%      6.2%           --         --
Investment Income Ratio............      --        --        1.7%      0.3%      1.3%           --         --

GROUP 4 POLICIES
Net Assets.........................     $--       $--     $ 9,409   $ 7,915   $ 5,490       $1,101    $   524
Units Outstanding..................      --        --         635       546       450          129         83
Variable Accumulation Unit Value...     $--       $--     $ 14.81   $ 14.50   $ 12.19       $ 8.53    $  6.31
Total Return.......................      --        --        2.2%     18.9%      6.2%        35.2%     (36.9%)
Investment Income Ratio............      --        --        1.7%      0.4%      1.4%         1.7%       1.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                       ALGER AMERICAN                                    ALGER AMERICAN
            CAPITAL APPRECIATION--CLASS O SHARES                 SMALLCAP GROWTH--CLASS O SHARES
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------


       $   --    $    --   $   --    $   --    $   --    $14,977   $11,378   $23,986   $22,637   $19,086
           --         --       --        --        --      1,146     1,264     1,407     1,545     1,552
       $   --    $    --   $   --    $   --    $   --    $ 13.07   $  9.04   $ 17.05   $ 14.65   $ 12.29
           --         --       --        --        --      44.5%    (47.0%)    16.4%     19.2%     16.1%
           --         --       --        --        --         --        --        --        --        --


       $   --    $    --   $   --    $   --    $   --    $13,363   $10,064   $20,855   $18,785   $15,527
           --         --       --        --        --      1,340     1,461     1,608     1,690     1,668
       $   --    $    --   $   --    $   --    $   --    $  9.97   $  6.89   $ 12.97   $ 11.11   $  9.31
           --         --       --        --        --      44.8%    (46.9%)    16.7%     19.4%     16.3%
           --         --       --        --        --         --        --        --        --        --


       $1,059    $   697   $  489    $  178    $   76    $   665   $   490   $   907   $ 1,408   $ 1,522
           54         54       21        10         5         41        44        44        80       103
       $19.49    $ 12.90   $23.51    $17.61    $14.76    $ 16.12   $ 11.08   $ 20.75   $ 17.70   $ 14.75
        51.1%     (45.1%)   33.5%     19.3%     14.4%      45.5%    (46.6%)    17.2%     20.0%     16.9%
           --         --       --        --        --         --        --        --        --        --


       $   --    $    --   $   --    $   --    $   --    $ 6,322   $ 4,255   $ 7,920   $ 5,601   $ 3,021
           --         --       --        --        --        360       354       351       291       188
       $   --    $    --   $   --    $   --    $   --    $ 17.54   $ 12.05   $ 22.57   $ 19.25   $ 16.04
           --         --       --        --        --      45.5%    (46.6%)    17.2%     20.0%     16.9%
           --         --       --        --        --         --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                      ALLIANCEBERNSTEIN
                                         VPS SMALL/
                                        MID CAP VALUE                   AMERICAN CENTURY
                                         PORTFOLIO--                      VP INFLATION
                                       CLASS A SHARES                 PROTECTION--CLASS II
                                     ------------------  ----------------------------------------------
                                       2009      2008      2009      2008      2007      2006     2005
                                     ------------------------------------------------------------------


GROUP 1 POLICIES(a)
Net Assets.........................   $  485    $   268   $   --    $   --    $   --    $   --   $   --
Units Outstanding..................       55         44       --        --        --        --       --
Variable Accumulation Unit Value...   $ 8.73    $  6.16   $   --    $   --    $   --    $   --   $   --
Total Return.......................    41.9%     (38.4%)      --        --        --        --       --
Investment Income Ratio............     1.0%         --       --        --        --        --       --

GROUP 2 POLICIES(b)
Net Assets.........................   $  782    $   248   $   --    $   --    $   --    $   --   $   --
Units Outstanding..................       88         40       --        --        --        --       --
Variable Accumulation Unit Value...   $ 8.71    $  6.13   $   --    $   --    $   --    $   --   $   --
Total Return.......................    42.1%     (38.7%)      --        --        --        --       --
Investment Income Ratio............     1.0%         --       --        --        --        --       --

GROUP 3 POLICIES
Net Assets.........................   $   --    $    --   $  129    $  136    $   75    $   32   $    6
Units Outstanding..................       --         --       10        12         6         3       --
Variable Accumulation Unit Value...   $   --    $    --   $12.74    $11.56    $11.75    $10.73   $10.55
Total Return.......................       --         --    10.2%     (1.6%)     9.5%      1.6%     1.6%
Investment Income Ratio............       --         --     1.7%      4.5%      4.4%      3.1%     5.4%

GROUP 4 POLICIES
Net Assets.........................   $1,383    $   477   $   --    $   --    $   --    $   --   $   --
Units Outstanding..................      152         74       --        --        --        --       --
Variable Accumulation Unit Value...   $ 9.08    $  6.36   $   --    $   --    $   --    $   --   $   --
Total Return.......................    42.9%     (36.4%)      --        --        --        --       --
Investment Income Ratio............     1.0%         --       --        --        --        --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                     AMERICAN CENTURY VP                               AMERICAN CENTURY VP
                   INTERNATIONAL--CLASS II                               VALUE--CLASS II
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------


       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
           --         --       --        --        --        --         --       --        --        --


       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
           --         --       --        --        --        --         --       --        --        --


       $1,528    $ 1,100   $2,730    $1,691    $  119    $  986    $   943   $  843    $1,448    $  290
           91         87      119        87         8        66         76       49        81        19
       $16.84    $ 12.60   $22.87    $19.39    $15.55    $14.92    $ 12.47   $17.03    $17.98    $15.18
        33.6%     (44.9%)   17.9%     24.7%     13.1%     19.7%     (26.8%)   (5.3%)    18.5%      4.9%
         1.9%       0.5%     0.5%      0.3%      0.7%      5.8%       2.1%     1.8%      0.5%      1.6%


       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
           --         --       --        --        --        --         --       --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
------------------------------------------------------------------------








                                                                                                   DREYFUS IP
                                                     CVS CALVERT                              TECHNOLOGY GROWTH--
                                              SOCIAL BALANCED PORTFOLIO                          INITIAL SHARES
                                     -------------------------------------------  -------------------------------------------
                                       2009     2008     2007     2006     2005     2009     2008     2007     2006     2005
                                     ----------------------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $1,203  $ 1,170   $1,713   $1,773   $1,642   $1,924  $ 1,776   $3,475   $2,964   $2,819
Units Outstanding..................       81       98       98      104      104      197      284      325      313      311
Variable Accumulation Unit Value...   $14.81  $ 11.90   $17.45   $17.10   $15.84   $ 9.78  $  6.24   $10.69   $ 9.38   $ 9.06
Total Return.......................    24.4%   (31.8%)    2.0%     8.0%     4.9%    56.6%   (41.6%)   13.9%     3.6%     3.1%
Investment Income Ratio............     2.2%     2.6%     2.4%     2.4%     1.9%     0.5%       --       --       --       --

GROUP 2 POLICIES(b)
Net Assets.........................   $1,684  $ 1,463   $2,183   $2,203   $2,069   $3,034  $ 1,954   $3,329   $2,963   $2,785
Units Outstanding..................      159      172      175      181      184      296      299      299      303      296
Variable Accumulation Unit Value...   $10.60  $  8.50   $12.44   $12.17   $11.25   $10.25  $  6.54   $11.17   $ 9.78   $ 9.43
Total Return.......................    24.7%   (31.7%)    2.2%     8.2%     5.1%    56.9%   (41.5%)   14.2%     3.8%     3.3%
Investment Income Ratio............     2.1%     2.6%     2.4%     2.3%     1.8%     0.4%       --       --       --       --

GROUP 3 POLICIES
Net Assets.........................   $   --  $    --   $   --   $   --   $   --   $  373  $   251   $  242   $  154   $   63
Units Outstanding..................       --       --       --       --       --       28       30       17       12        5
Variable Accumulation Unit Value...   $   --  $    --   $   --   $   --   $   --   $13.32  $  8.45   $14.36   $12.52   $12.00
Total Return.......................       --       --       --       --       --    57.7%   (41.2%)   14.7%     4.3%     3.8%
Investment Income Ratio............       --       --       --       --       --     0.3%       --       --       --       --

GROUP 4 POLICIES
Net Assets.........................   $  929  $   716   $  937   $  979   $  755   $5,515  $ 2,861   $4,303   $3,251   $2,514
Units Outstanding..................       76       73       65       71       59      411      336      297      259      208
Variable Accumulation Unit Value...   $12.23  $  9.76   $14.21   $13.83   $12.71   $13.41  $  8.50   $14.46   $12.60   $12.08
Total Return.......................    25.3%   (31.3%)    2.8%     8.8%     5.7%    57.7%   (41.2%)   14.7%     4.3%     3.8%
Investment Income Ratio............     2.3%     2.7%     2.3%     2.6%     2.2%     0.4%       --       --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------






                                                          DWS DREMAN
                                                         SMALL MID CAP
                        DREYFUS VIF                          VALUE
                   DEVELOPING LEADERS--                   VIP--CLASS                         FIDELITY(R) VIP
                      INITIAL SHARES                       A SHARES                   CONTRAFUND(R)--INITIAL CLASS
      ----------------------------------------------  ------------------  ----------------------------------------------------
       2009     2008      2007      2006      2005      2009      2008      2009      2008      2007      2006      2005
      ------------------------------------------------------------------------------------------------------------------------


      $   --   $    --   $    --   $   --    $   --    $  292    $    73   $70,015   $58,105  $106,766   $94,769  $87,169
          --        --        --       --        --        35         11     2,786     3,121     3,268     3,389    3,455
      $   --   $    --   $    --   $   --    $   --    $ 8.86    $  6.88   $ 25.13   $ 18.65  $  32.66   $ 27.97  $ 25.21
          --        --        --       --        --     28.8%     (31.2%)    34.8%    (42.9%)    16.8%     10.9%    16.1%
          --        --        --       --        --      1.2%         --      1.4%      1.0%      1.0%      1.3%     0.3%


      $   --   $    --   $    --   $   --    $   --    $  212    $    96   $47,769   $37,491  $ 68,721   $59,914  $53,530
          --        --        --       --        --        23         14     3,210     3,403     3,567     3,641    3,613
      $   --   $    --   $    --   $   --    $   --    $ 9.01    $  6.98   $ 14.88   $ 11.02  $  19.26   $ 16.46  $ 14.81
          --        --        --       --        --     29.1%     (30.2%)    35.0%    (42.8%)    17.0%     11.2%    16.4%
          --        --        --       --        --      1.5%         --      1.4%      1.0%      1.0%      1.3%     0.3%


      $1,251   $   966   $ 1,161   $  875    $  326    $   --    $    --   $ 8,458   $ 5,558  $  6,943   $ 5,013  $ 3,083
         115       112        84       56        22        --         --       532       475       341       289      199
      $10.90   $  8.65   $ 13.86   $15.59    $15.02    $   --    $    --   $ 15.89   $ 11.71  $  20.36   $ 17.32  $ 15.50
       26.0%    (37.6%)   (11.1%)    3.8%      5.8%        --         --     35.7%    (42.5%)    17.6%     11.7%    16.9%
        1.6%      0.9%      0.6%     0.3%        --        --         --      1.5%      1.1%      1.0%      1.6%     0.2%


      $   --   $    --   $    --   $   --    $   --    $  508    $   158   $34,824   $23,771  $ 35,272   $23,566  $14,699
          --        --        --       --        --        57         23     2,190     2,030     1,731     1,361      946
      $   --   $    --   $    --   $   --    $   --    $ 8.96    $  6.91   $ 15.88   $ 11.70  $  20.35   $ 17.30  $ 15.49
          --        --        --       --        --     29.7%     (30.9%)    35.7%    (42.5%)    17.6%     11.7%    16.9%
          --        --        --       --        --      1.4%         --      1.5%      1.1%      1.0%      1.3%     0.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                      FIDELITY(R) VIP
                                               EQUITY-INCOME--INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $22,603   $18,622   $34,182   $35,270   $28,755
Units Outstanding..................     1,306     1,400     1,459     1,514     1,472
Variable Accumulation Unit Value...   $ 17.29   $ 13.38   $ 23.49   $ 23.30   $ 19.52
Total Return.......................     29.3%    (43.1%)     0.8%     19.4%      5.1%
Investment Income Ratio............      2.3%      2.5%      1.8%      3.3%      1.6%

GROUP 2 POLICIES(b)
Net Assets.........................   $14,340   $11,580   $21,778   $22,182   $17,890
Units Outstanding..................     1,187     1,242     1,334     1,372     1,323
Variable Accumulation Unit Value...   $ 12.08   $  9.32   $ 16.33   $ 16.17   $ 13.52
Total Return.......................     29.6%    (42.9%)     1.0%     19.6%      5.3%
Investment Income Ratio............      2.3%      2.5%      1.8%      3.4%      1.6%

GROUP 3 POLICIES
Net Assets.........................   $ 2,779   $ 2,062   $ 3,044   $ 1,648   $   564
Units Outstanding..................       231       223       189       104        43
Variable Accumulation Unit Value...   $ 12.02   $  9.23   $ 16.10   $ 15.86   $ 13.19
Total Return.......................     30.2%    (42.7%)     1.5%     20.2%      5.9%
Investment Income Ratio............      2.5%      2.7%      2.2%      4.0%      1.4%

GROUP 4 POLICIES
Net Assets.........................   $13,459   $ 9,793   $15,397   $12,294   $ 7,732
Units Outstanding..................     1,123     1,070       963       781       589
Variable Accumulation Unit Value...   $ 11.93   $  9.16   $ 15.97   $ 15.73   $ 13.09
Total Return.......................     30.2%    (42.7%)     1.5%     20.2%      5.9%
Investment Income Ratio............      2.4%      2.7%      2.0%      3.3%      1.3%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                       FIDELITY(R) VIP                                   FIDELITY(R) VIP
                    GROWTH--INITIAL CLASS                           INDEX 500--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------


       $   --    $    --   $   --    $   --     $  --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
       $   --    $    --   $   --    $   --     $  --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
           --         --       --        --        --        --         --       --        --        --


       $   --    $    --   $   --    $   --     $  --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
       $   --    $    --   $   --    $   --     $  --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
           --         --       --        --        --        --         --       --        --        --


       $2,878    $ 2,379   $2,257    $1,128     $ 344    $6,905    $ 3,787   $2,818    $1,810    $1,486
          316        335      168       107        35       626        436      204       138       132
       $ 9.11    $  7.10   $13.44    $10.58     $9.90    $11.00    $  8.68   $13.78    $13.07    $11.30
        28.3%     (47.2%)   27.0%      6.9%      5.8%     26.6%     (37.0%)    5.4%     15.7%      4.8%
         0.5%       1.1%     0.6%      0.3%      0.5%      2.8%       3.3%     3.8%      1.5%      1.3%


       $   --    $    --   $   --    $   --     $  --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
       $   --    $    --   $   --    $   --     $  --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
           --         --       --        --        --        --         --       --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                      FIDELITY(R) VIP
                                                     INVESTMENT GRADE
                                                    BOND--INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $  980    $  860    $  795    $  414    $  202
Units Outstanding..................       70        71        64        35        18
Variable Accumulation Unit Value...   $13.92    $12.03    $12.44    $11.92    $11.42
Total Return.......................    15.7%     (3.2%)     4.3%      4.3%      2.2%
Investment Income Ratio............     8.6%      3.6%      3.3%      3.3%      0.7%

GROUP 4 POLICIES
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                       FIDELITY(R) VIP                                  FIDELITY(R) VIP
                   MID CAP--INITIAL CLASS                           OVERSEAS--INITIAL CLASS
      ------------------------------------------------  ----------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006     2005
      ------------------------------------------------------------------------------------------------


       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --   $   --
           --         --       --        --        --        --         --       --        --       --
       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --   $   --
           --         --       --        --        --        --         --       --        --       --
           --         --       --        --        --        --         --       --        --       --


       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --   $   --
           --         --       --        --        --        --         --       --        --       --
       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --   $   --
           --         --       --        --        --        --         --       --        --       --
           --         --       --        --        --        --         --       --        --       --


       $3,586    $ 2,460   $3,434    $3,238    $2,972    $4,661    $ 3,329   $4,219    $2,195   $1,360
          170        164      138       151       156       310        280      199       122       89
       $21.06    $ 15.03   $24.82    $21.47    $19.05    $15.05    $ 11.89   $21.16    $18.04   $15.28
        40.1%     (39.4%)   15.6%     12.7%     18.3%     26.5%     (43.8%)   17.3%     18.1%    19.0%
         0.7%       0.5%     0.9%      0.4%        --      2.3%       3.2%     3.3%      0.8%     0.4%


       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --   $   --
           --         --       --        --        --        --         --       --        --       --
       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --   $   --
           --         --       --        --        --        --         --       --        --       --
           --         --       --        --        --        --         --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                   JANUS ASPEN BALANCED
                                              PORTFOLIO--INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $41,624   $36,589   $46,207   $45,896   $43,947
Units Outstanding..................     1,431     1,573     1,665     1,813     1,906
Variable Accumulation Unit Value...   $ 29.08   $ 23.26   $ 27.84   $ 25.36   $ 23.07
Total Return.......................     25.0%    (16.4%)     9.8%      9.9%      7.2%
Investment Income Ratio............      3.0%      2.7%      2.5%      2.2%      2.3%

GROUP 2 POLICIES(b)
Net Assets.........................   $58,460   $50,629   $65,146   $61,661   $58,315
Units Outstanding..................     3,519     3,816     4,111     4,281     4,460
Variable Accumulation Unit Value...   $ 16.62   $ 13.27   $ 15.84   $ 14.40   $ 13.08
Total Return.......................     25.3%    (16.3%)    10.0%     10.2%      7.4%
Investment Income Ratio............      3.0%      2.7%      2.6%      2.2%      2.3%

GROUP 3 POLICIES
Net Assets.........................   $ 1,590   $ 1,232   $   656   $   497   $   394
Units Outstanding..................        98        95        43        36        31
Variable Accumulation Unit Value...   $ 16.28   $ 12.93   $ 15.37   $ 13.90   $ 12.56
Total Return.......................     25.9%    (15.8%)    10.5%     10.7%      7.9%
Investment Income Ratio............      3.0%      2.7%      2.7%      2.2%      2.3%

GROUP 4 POLICIES
Net Assets.........................   $17,219   $13,684   $15,095   $12,257   $ 9,348
Units Outstanding..................     1,050     1,052       974       875       738
Variable Accumulation Unit Value...   $ 16.40   $ 13.03   $ 15.48   $ 14.01   $ 12.65
Total Return.......................     25.9%    (15.8%)    10.5%     10.7%      7.9%
Investment Income Ratio............      3.0%      2.7%      2.6%      2.2%      2.4%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                   JANUS ASPEN ENTERPRISE                             JANUS ASPEN WORLDWIDE
               PORTFOLIO--INSTITUTIONAL SHARES                GROWTH PORTFOLIO--INSTITUTIONAL SHARES
      ------------------------------------------------  -------------------------------------------------
        2009      2008      2007      2006      2005       2009      2008      2007      2006      2005
      ---------------------------------------------------------------------------------------------------


       $   --    $    --   $   --    $   --    $   --   $  38,071   $29,630   $57,829   $55,577   $50,767
           --         --       --        --        --       2,365     2,525     2,699     2,826     3,028
       $   --    $    --   $   --    $   --    $   --     $ 16.10   $ 11.77   $ 21.42   $ 19.68   $ 16.76
           --         --       --        --        --       36.7%    (45.0%)     8.9%     17.4%      5.1%
           --         --       --        --        --        1.4%      1.2%      0.8%      1.8%      1.4%


       $   --    $    --   $   --    $   --    $   --     $38,010   $29,150   $56,285   $53,656   $47,111
           --         --       --        --        --       4,282     4,497     4,782     4,973     5,136
       $   --    $    --   $   --    $   --    $   --     $  8.88   $  6.48   $ 11.77   $ 10.79   $  9.17
           --         --       --        --        --       37.0%    (44.9%)     9.1%     17.6%      5.3%
           --         --       --        --        --        1.4%      1.2%      0.8%      1.8%      1.4%


       $  772    $ 1,026   $  462    $  275    $  132     $ 1,349   $ 1,055   $ 1,019   $   714   $   258
           48         93       24        17         9         130       140        75        58        25
       $15.95    $ 11.01   $19.57    $16.04    $14.12     $ 10.36   $  7.53   $ 13.60   $ 12.41   $ 10.50
        44.8%     (43.7%)   22.0%     13.6%     12.3%       37.7%    (44.7%)     9.6%     18.2%      5.9%
           --       0.3%     0.2%        --        --        1.4%      1.4%      0.8%      2.1%      1.4%


       $   --    $    --   $   --    $   --    $   --     $ 7,523   $ 5,019   $ 7,824   $ 6,179   $ 4,256
           --         --       --        --        --         675       623       532       464       378
       $   --    $    --   $   --    $   --    $   --     $ 11.12   $  8.07   $ 14.59   $ 13.31   $ 11.26
           --         --       --        --        --       37.7%    (44.7%)     9.6%     18.2%      5.9%
           --         --       --        --        --        1.4%      1.3%      0.8%      1.8%      1.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                          MFS(R)
                                           INVESTORS TRUST SERIES--INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $    --   $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --    $   --
Total Return.......................       --         --       --        --        --
Investment Income Ratio............       --         --       --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $    --   $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --    $   --
Total Return.......................       --         --       --        --        --
Investment Income Ratio............       --         --       --        --        --

GROUP 3 POLICIES
Net Assets.........................   $  118    $   149   $  203    $   69    $   60
Units Outstanding..................       10         16       14         5         5
Variable Accumulation Unit Value...   $12.17    $  9.59   $14.33    $13.00    $11.50
Total Return.......................    26.9%     (33.1%)   10.3%     13.0%      7.3%
Investment Income Ratio............     1.7%       0.7%     0.7%      0.5%      0.5%

GROUP 4 POLICIES
Net Assets.........................   $   --    $    --   $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --    $   --
Total Return.......................       --         --       --        --        --
Investment Income Ratio............       --         --       --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                           MFS(R)                                            MFS(R)
                        NEW DISCOVERY                                   RESEARCH SERIES--
                    SERIES--INITIAL CLASS                                 INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------


       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
           --         --       --        --        --        --         --       --        --        --


       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
           --         --       --        --        --        --         --       --        --        --


       $1,477    $   904   $  524    $  102    $   69    $  111    $   111   $  111    $   --    $   --
          109        109       38         8         6        11         14        9        --        --
       $13.57    $  8.32   $13.71    $13.37    $11.81    $10.40    $  7.97   $12.47    $12.11    $11.93
        63.2%     (39.3%)    2.5%     13.2%      5.2%     30.5%     (36.1%)    3.0%      1.5%      2.0%
           --         --       --        --        --      1.4%       0.5%       --      0.7%      0.6%


       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
       $   --    $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --        --         --       --        --        --
           --         --       --        --        --        --         --       --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
------------------------------------------------------------------------







                                                          MFS(R)
                                                    UTILITIES SERIES--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $1,594    $   708   $   --    $   --    $   --
Units Outstanding..................      194        115       --        --        --
Variable Accumulation Unit Value...   $ 8.23    $  6.22   $   --    $   --    $   --
Total Return.......................    32.3%     (37.8%)      --        --        --
Investment Income Ratio............     4.7%         --       --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $1,128    $   463   $   --    $   --    $   --
Units Outstanding..................      137         74       --        --        --
Variable Accumulation Unit Value...   $ 8.25    $  6.23   $   --    $   --    $   --
Total Return.......................    32.6%     (37.7%)      --        --        --
Investment Income Ratio............     4.4%         --       --        --        --

GROUP 3 POLICIES
Net Assets.........................   $1,177    $   811   $1,629    $  239    $   54
Units Outstanding..................       43         40       50         9         3
Variable Accumulation Unit Value...   $27.30    $ 20.49   $32.87    $25.70    $19.58
Total Return.......................    33.2%     (37.7%)   27.9%     31.3%     16.8%
Investment Income Ratio............     4.8%       1.1%     0.6%      1.5%      0.3%

GROUP 4 POLICIES
Net Assets.........................   $2,400    $   780   $   --    $   --    $   --
Units Outstanding..................      286        123       --        --        --
Variable Accumulation Unit Value...   $ 8.38    $  6.29   $   --    $   --    $   --
Total Return.......................    33.2%     (37.1%)      --        --        --
Investment Income Ratio............     4.0%         --       --        --        --

                                                   NEUBERGER BERMAN AMT
                                             MID-CAP GROWTH PORTFOLIO--CLASS I
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $    --   $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --    $   --
Total Return.......................       --         --       --        --        --
Investment Income Ratio............       --         --       --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $    --   $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --    $   --
Total Return.......................       --         --       --        --        --
Investment Income Ratio............       --         --       --        --        --

GROUP 3 POLICIES
Net Assets.........................   $  397    $   400   $  183    $   85    $   71
Units Outstanding..................       27         36        9         5         5
Variable Accumulation Unit Value...   $14.44    $ 10.97   $19.37    $15.81    $13.79
Total Return.......................    31.6%     (43.4%)   22.5%     14.7%     13.7%
Investment Income Ratio............       --         --       --        --        --

GROUP 4 POLICIES
Net Assets.........................   $   --    $    --   $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --    $   --
Total Return.......................       --         --       --        --        --
Investment Income Ratio............       --         --       --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                   PIMCO                          PIMCO                              PIMCO
               GLOBAL BOND--                  LOW DURATION--                     REAL RETURN--
              ADMINISTRATIVE                  ADMINISTRATIVE                     ADMINISTRATIVE
               CLASS SHARES                    CLASS SHARES                       CLASS SHARES
      ------------------------------  -----------------------------  -------------------------------------
       2009    2008    2007    2006    2009    2008    2007    2006   2009    2008    2007    2006   2005
      ----------------------------------------------------------------------------------------------------


      $   --  $   --  $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $   --  $  --  $   --
          --      --      --      --      --      --      --    --       --      --      --     --      --
      $   --  $   --  $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $   --  $  --  $   --
          --      --      --      --      --      --      --    --       --      --      --     --      --
          --      --      --      --      --      --      --    --       --      --      --     --      --


      $   --  $   --  $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $   --  $  --  $   --
          --      --      --      --      --      --      --    --       --      --      --     --      --
      $   --  $   --  $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $   --  $  --  $   --
          --      --      --      --      --      --      --    --       --      --      --     --      --
          --      --      --      --      --      --      --    --       --      --      --     --      --


      $  190  $  214  $   77  $   31  $  398  $   18  $   --   $--   $  276  $  248  $   91  $   5  $    2
          14      19       7       3      35       2      --    --       23      24       8     --      --
      $13.37  $11.44  $11.54  $10.52  $11.31  $ 9.98  $10.18   $--   $12.07  $10.20  $11.03  $9.96  $ 9.89
       16.9%   (0.9%)   9.7%    5.2%   13.3%   (2.0%)   1.8%    --    18.4%   (7.5%)  10.7%   0.8%   (1.1%)
        3.2%    3.2%    3.2%    2.7%    2.5%    3.8%    6.1%    --     3.0%    3.4%    4.0%   4.4%    3.4%


      $   --  $   --  $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $   --  $  --  $   --
          --      --      --      --      --      --      --    --       --      --      --     --      --
      $   --  $   --  $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $   --  $  --  $   --
          --      --      --      --      --      --      --    --       --      --      --     --      --
          --      --      --      --      --      --      --    --       --      --      --     --      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                      PIMCO                                   ROYCE
                                                 TOTAL RETURN--                             MICRO-CAP
                                                 ADMINISTRATIVE                            PORTFOLIO--
                                                  CLASS SHARES                           INVESTMENT CLASS
                                     --------------------------------------  ---------------------------------------
                                      2009    2008    2007    2006    2005    2009     2008    2007    2006    2005
                                     -------------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $   --  $   --  $   --  $   --  $   --  $2,595  $ 1,357  $2,187  $1,347  $   99
Units Outstanding..................      --      --      --      --      --     230      189     171     109      10
Variable Accumulation Unit Value...  $   --  $   --  $   --  $   --  $   --  $11.30  $  7.20  $12.78  $12.40  $10.24
Total Return.......................      --      --      --      --      --   56.9%   (43.7%)   3.0%   21.1%    2.4%
Investment Income Ratio............      --      --      --      --      --      --     2.9%    1.6%    0.3%    2.6%

GROUP 2 POLICIES(b)
Net Assets.........................  $   --  $   --  $   --  $   --  $   --  $2,581  $ 1,442  $2,215  $1,584  $   91
Units Outstanding..................      --      --      --      --      --     228      200     174     128       9
Variable Accumulation Unit Value...  $   --  $   --  $   --  $   --  $   --  $11.33  $  7.20  $12.76  $12.35  $10.20
Total Return.......................      --      --      --      --      --   57.3%   (43.6%)   3.3%   21.1%    2.0%
Investment Income Ratio............      --      --      --      --      --      --     2.8%    1.6%    0.3%    4.3%

GROUP 3 POLICIES
Net Assets.........................  $1,489  $  970  $  413  $   14  $    5  $   --  $    --  $   --  $   --  $   --
Units Outstanding..................     111      82      37       1      --      --       --      --      --      --
Variable Accumulation Unit Value...  $13.41  $11.75  $11.22  $10.31  $ 9.92  $   --  $    --  $   --  $   --  $   --
Total Return.......................   14.1%    4.8%    8.8%    3.9%   (0.8%)     --       --      --      --      --
Investment Income Ratio............    5.1%    4.3%    3.2%    4.5%    4.0%      --       --      --      --      --

GROUP 4 POLICIES
Net Assets.........................  $   --  $   --  $   --  $   --  $   --  $5,607  $ 2,725  $3,159  $1,757  $  115
Units Outstanding..................      --      --      --      --      --     485      374     245     142      11
Variable Accumulation Unit Value...  $   --  $   --  $   --  $   --  $   --  $11.52  $  7.29  $12.84  $12.35  $10.20
Total Return.......................      --      --      --      --      --   58.0%   (43.3%)   4.0%   21.1%    2.0%
Investment Income Ratio............      --      --      --      --      --      --     3.1%    1.8%    0.3%    1.1%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                       ROYCE
                     SMALL-CAP
                    PORTFOLIO--                               T. ROWE PRICE
                  INVESTMENT CLASS                       EQUITY INCOME PORTFOLIO
      ---------------------------------------  -------------------------------------------
       2009     2008    2007    2006    2005     2009     2008     2007     2006     2005
      ------------------------------------------------------------------------------------



      $2,265  $ 1,798  $1,298  $  670  $  118  $14,419  $12,858  $21,549  $19,914  $16,049
         207      220     115      57      12    1,071    1,192    1,266    1,200    1,142
      $10.93  $  8.14  $11.26  $11.59  $10.16  $ 13.46  $ 10.79  $ 17.01  $ 16.59  $ 14.04
       34.3%   (27.7%)  (2.8%)  14.0%    1.6%    24.7%   (36.6%)    2.5%    18.1%     3.2%
          --     0.9%    0.1%    0.1%      --     2.0%     2.3%     1.7%     1.6%     1.7%


      $2,077  $ 1,538  $1,513  $  977  $   69  $18,513  $15,954  $27,215  $26,291  $21,744
         189      189     135      85       7    1,345    1,449    1,571    1,558    1,524
      $10.93  $  8.12  $11.21  $11.51  $10.06  $ 13.77  $ 11.02  $ 17.33  $ 16.86  $ 14.25
       34.5%   (27.5%)  (2.6%)  14.5%    0.6%    25.0%   (36.4%)    2.7%    18.4%     3.4%
          --     0.8%    0.1%    0.1%      --     2.0%     2.3%     1.7%     1.6%     1.6%


      $   --  $    --  $   --  $   --  $   --  $ 3,588  $ 3,013  $ 2,085  $ 1,144  $   772
          --       --      --      --      --      281      296      131       74       60
      $   --  $    --  $   --  $   --  $   --  $ 12.78  $ 10.17  $ 15.92  $ 15.42  $ 12.96
          --       --      --      --      --    25.6%   (36.1%)    3.3%    19.0%     3.9%
          --       --      --      --      --     2.0%     2.6%     1.8%     1.6%     1.6%


      $3,955  $ 2,233  $1,804  $  892  $  148  $18,413  $14,220  $20,671  $16,150  $ 9,931
         348      267     156      76      15    1,429    1,390    1,289    1,041      762
      $11.29  $  8.35  $11.47  $11.72  $10.18  $ 12.86  $ 10.24  $ 16.02  $ 15.52  $ 13.04
       35.2%   (27.2%)  (2.1%)  15.2%    1.8%    25.6%   (36.1%)    3.3%    19.0%     3.9%
          --     0.8%    0.1%    0.1%      --     2.0%     2.4%     1.8%     1.6%     1.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                    T. ROWE PRICE
                                             LIMITED-TERM BOND PORTFOLIO
                                     -------------------------------------------
                                       2009     2008     2007     2006     2005
                                     -------------------------------------------


GROUP 1 POLICIES(a)
Net Assets.........................   $   --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --
Variable Accumulation Unit Value...   $   --   $   --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --
Variable Accumulation Unit Value...   $   --   $   --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --

GROUP 3 POLICIES
Net Assets.........................   $  744   $  567   $  275   $  213   $  154
Units Outstanding..................       57       47       23       19       14
Variable Accumulation Unit Value...   $13.07   $12.07   $11.89   $11.27   $10.83
Total Return.......................     8.3%     1.6%     5.5%     4.1%     1.7%
Investment Income Ratio............     3.4%     3.8%     4.3%     3.9%     3.6%

GROUP 4 POLICIES
Net Assets.........................   $   --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --
Variable Accumulation Unit Value...   $   --   $   --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                  VAN ECK WORLDWIDE                        VAN ECK WORLDWIDE
                     HARD ASSETS                       MULTI-MANAGER ALTERNATIVES
      -----------------------------------------  -------------------------------------
        2009     2008     2007    2006    2005    2009     2008    2007    2006   2005
      --------------------------------------------------------------------------------


      $11,490  $ 6,746  $11,631  $4,812  $  454  $   --  $    --  $   --  $   --   $--
          674      620      570     340      39      --       --      --      --    --
      $ 17.04  $ 10.89  $ 20.36  $14.14  $11.35  $   --  $    --  $   --  $   --   $--
        56.4%   (46.5%)   44.0%   24.5%   13.5%      --       --      --      --    --
         0.2%     0.3%     0.1%      --      --      --       --      --      --    --


      $ 8,680  $ 5,151  $ 8,621  $3,579  $  158  $   --  $    --  $   --  $   --   $--
          524      488      438     265      14      --       --      --      --    --
      $ 16.55  $ 10.56  $ 19.69  $13.63  $10.95  $   --  $    --  $   --  $   --   $--
        56.7%   (46.4%)   44.4%   24.5%    9.5%      --       --      --      --    --
         0.2%     0.3%     0.1%      --      --      --       --      --      --    --


      $ 2,237  $ 1,318  $ 1,966  $1,161  $  536  $1,101  $   627  $  477  $  171   $--
           68       63       51      44      25     104       67      44      17    --
      $ 32.86  $ 20.86  $ 38.71  $26.63  $21.39  $10.63  $  9.34  $10.74  $10.33   $--
        57.5%   (46.1%)   45.4%   24.5%   51.7%   13.9%   (13.1%)   4.1%    4.6%    --
         0.3%     0.3%     0.1%    0.0%      --    0.2%     0.1%    0.4%      --    --


      $17,513  $ 8,497  $12,922  $4,129  $  135  $   --  $    --  $   --  $   --   $--
        1,002      761      627     292      12      --       --      --      --    --
      $ 17.44  $ 11.07  $ 20.55  $14.14  $11.35  $   --  $    --  $   --  $   --   $--
        57.5%   (46.1%)   45.4%   24.5%   13.5%      --       --      --      --    --
         0.2%     0.3%     0.1%    0.0%      --      --       --      --      --    --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                       VAN KAMPEN'S UIF
                                           EMERGING MARKETS DEBT PORTFOLIO--CLASS I
                                     ----------------------------------------------------
                                       2009      2008      2007      2006          2005
                                     ----------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $    --   $   --    $   --        $   --
Units Outstanding..................       --         --       --        --            --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --        $   --
Total Return.......................       --         --       --        --            --
Investment Income Ratio............       --         --       --        --            --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $    --   $   --    $   --        $   --
Units Outstanding..................       --         --       --        --            --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --        $   --
Total Return.......................       --         --       --        --            --
Investment Income Ratio............       --         --       --        --            --

GROUP 3 POLICIES
Net Assets.........................   $  744    $   552   $  314    $   91        $   32
Units Outstanding..................       42         41       20         6             2
Variable Accumulation Unit Value...   $17.67    $ 13.57   $15.96    $14.98        $13.52
Total Return.......................    30.2%     (15.0%)    6.5%     10.8%         12.3%
Investment Income Ratio............     7.8%       7.7%     7.3%      9.0%          7.6%

GROUP 4 POLICIES
Net Assets.........................   $   --    $    --   $   --    $   --        $   --
Units Outstanding..................       --         --       --        --            --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --        $   --
Total Return.......................       --         --       --        --            --
Investment Income Ratio............       --         --       --        --            --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                      VAN KAMPEN'S UIF                                  VAN KAMPEN'S UIF
         EMERGING MARKETS EQUITY PORTFOLIO--CLASS I            U.S. REAL ESTATE PORTFOLIO--CLASS I
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------


       $21,150   $13,732   $35,299   $26,013   $18,450   $  455    $   416   $    --   $   --    $   --
           857       938     1,040     1,068     1,031       64         75        --       --        --
       $ 24.66   $ 14.62   $ 33.95   $ 24.34   $ 17.87   $ 7.10    $  5.57   $    --   $   --    $   --
         68.7%    (56.9%)    39.5%     36.2%     32.9%    27.5%     (44.3%)       --       --        --
            --        --      0.4%      0.8%      0.4%     3.1%       1.6%        --       --        --


       $18,832   $11,863   $29,608   $20,897   $13,512   $  404    $   151   $    --   $   --    $   --
           735       782       842       830       722       57         27        --       --        --
       $ 25.62   $ 15.16   $ 35.13   $ 25.14   $ 18.42   $ 7.12    $  5.58   $    --   $   --    $   --
         69.0%    (56.8%)    39.8%     36.5%     33.2%    27.7%     (44.2%)       --       --        --
            --        --      0.4%      0.8%      0.4%     3.9%       2.9%        --       --        --


       $ 1,210   $   614   $ 1,646   $   920   $   107   $1,021    $   678   $   880   $  354    $   48
            43        37        43        34         5       58         50        40       13         2
       $ 28.26   $ 16.64   $ 38.36   $ 27.31   $ 19.92   $17.49    $ 13.62   $ 21.94   $26.45    $19.16
         69.8%    (56.6%)    40.5%     37.1%     33.9%    28.4%     (37.9%)   (17.1%)   38.0%     17.1%
            --        --      0.4%      0.8%      0.4%     3.2%       3.5%      1.2%     0.9%      0.9%


       $18,284   $ 8,782   $17,670   $ 9,762   $ 4,671   $  779    $ 1,348   $    --   $   --    $   --
           628       513       447       348       228      106        233        --       --        --
       $ 29.04   $ 17.10   $ 39.42   $ 28.06   $ 20.47   $ 7.39    $  5.76   $    --   $   --    $   --
         69.8%    (56.6%)    40.5%     37.1%     33.8%    28.4%     (42.4%)       --       --        --
            --        --      0.4%      0.7%      0.3%     4.6%       3.4%        --       --        --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account-I as of December 31, 2009, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the funds, provide a reasonable basis for our opinion.

(/s/ PricewaterhouseCoopers)
PricewaterhouseCoopers LLP
New York, New York
February 17, 2010

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                                       101

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                                       102